UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado			80237
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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IIS9331 12/12

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ANNUAL REPORT

For the period ended December 31, 2012

Curian Variable Series TrustSM

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the Elite Access and Elite Access (NY). Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company® of New York (Home Office: Purchase, New York).

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Curian Variable Series Trust

December 31, 2012

President’s Letter

Dear Fellow Investor,

Enclosed is the annual report for the Curian Variable Series Trust covering the period from inception on February 6, 2012, until December 31, 2012.  The Curian Variable Series Trust investment options were made available with Jackson National Life Insurance Company®’s variable annuity, Elite Access®, to contract holders on March 5, 2012.

From an economic perspective, most global economies showed continued signs of stabilization in 2012, with the exception being China, whose pace of economic growth decelerated during the year.  In the U.S., the housing market, a key driver of job creation, represented one area of clear improvement, as judged by increased housing starts and rising home prices.  Importantly, aside from a December decline due to concerns related to the fiscal cliff, consumer confidence, as measured by the University of Michigan Survey of Consumers, rose steadily during the year.

Domestic equity markets posted attractive gains during the time period, aided by signs of economic growth and continued monetary support from the U.S. Federal Reserve (“Fed”).  The S&P 500 Index of stocks gained 6.5% from the March 5, 2012 to December 31, 2012 period, while the Dow Jones Industrial Average gained 3.4% and the Nasdaq® gained 3.8%.

Non-U.S. equity markets were more volatile, driven by concerns about recession taking hold in key European markets like Germany and France, yet generally ended the year with positive gains.  For the period March 5, 2012 to December 31, 2012, the Morgan Stanley Capital International (“MSCI”) World Index posted a 5.9% gain, while the MSCI EAFE posted a gain of 6.6% and MSCI Emerging Markets Index trailed with a gain of 1.8%.  In summary, investors were rewarded for having exposure to both domestic and non-U.S. equity markets.

Looking into the fixed income markets, global bond markets delivered healthy returns for the time period, with notable performance from high yield bonds, which returned 9.8%, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index.  The primary driver of performance was the continued policy of low interest rates being pursued by the Fed and other global central banks.  Bond markets were also supported by signs of modest overall growth in the global economy, the reserved pace of which reinforced investor confidence for subdued inflation and that interest rates would remain low.  As a result, most investors’ bond positions performed well in this environment.

In contrast to the traditional investing markets of stocks and bonds, the performance of the alternatives market was more varied.  The attractiveness of owning alternative investments is centered on the independent returns they generate compared to the broader equity and fixed income markets.  For example, oil prices were volatile during the year, which weighed on the performance of alternative funds focused on commodities and natural resources.  Conversely, other less traditional investments like listed private equity, real estate and infrastructure performed well against the backdrop of a slowly improving global economy.

In summary, investors enjoyed solidly positive returns from most areas of the global markets in 2012 and benefitted from having a diverse asset allocation, which provides exposure to different asset classes.

In September, four funds and two Guidance Portfolios were added to the Curian Variable Series Trust, which now consists of 30 investment options available within Jackson National Life Insurance Company’s variable annuity, Elite Access.  The Curian Capital managed options include tactically managed funds, dynamic risk management funds and Guidance Portfolios that combine funds managed by other well known investment managers, such as American Funds, Franklin Templeton and PIMCO.

At Curian, we provide access to institutional quality money managers, as well as combine their expertise into portfolios targeted to meet the needs of today’s investing environment.  Thank you for choosing Curian for your investment needs.

Michael A. Bell

President and Chief Executive Officer

Curian Variable Series Trust

Curian Funds

Curian Capital, LLC

Market Summary: Domestic equity markets posted positive returns for the February 6, 2012 to December 31, 2012 time period, aided by continued support from the U.S. Federal Reserve ("Fed") and signs of support from global central banks as well. Performance was stronger in domestic markets compared to non U.S. markets, as concerns about the long term health of the Euro weighed on European markets, while signs of economic deceleration in China impacted Asian markets. In the U.S., reports of stabilization in housing added to consumer confidence. In summary, while equity markets were volatile, evidenced by negative returns in the second quarter of 2012, investors were comfortable owning equities given historically low interest rates and continued monetary support provided by global central banks.

Global bond markets delivered healthy returns in 2012, with positive performance across the board for the major indexes with especially strong performance from corporate and high yield asset classes. The primary driver of performance was the continued policy of low interest rates being pursued by the Fed and other global central banks. Bond markets were also supported by continued modest economic growth in developed and non developed economies, which gave investors confidence that inflation would not rise and interest rates would remain low.

Global markets were more volatile than domestic markets in 2012, as concerns about recessions in Europe and Japan, coupled with signs of economic deceleration in China, created uncertainly for international investors. Economic growth in emerging market economies like Brazil has slowed from recent historical levels, driven by a combination of less demand for exports and weaker domestic economies.

The attractiveness of owning alternatives is centered on the returns they generate that are independent of the broader equity and fixed income markets. Given the wide range of alternatives offered on the Elite Access platform, the returns will be equally as broad. This diversity of returns was evident in 2012 as investors witnessed challenging returns from commodity related funds, due to the fluctuations in oil prices and solid returns from equity specialty (hard asset related) funds like real estate, private equity and infrastructure.

Curian Guidance Funds

Portfolio Manager Commentary: Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, (collectively "Curian Guidance Funds") seek to achieve their investment objectives by investing in shares of a diversified group of affiliated Funds ("underlying funds"). The underlying funds in which each Fund may invest are a separate series of Curian Variable Series Trust and JNL Series Trust. Each Curian Guidance Fund's percentage allocation among the underlying funds are determined by Curian Capital, LLC ("Curian" or the "Adviser") based on long term market and economic conditions, historical and expected long term performance of each underlying fund and its related asset class, as well as diversification to control overall portfolio risk exposure. Certain Fund's benchmark information is unavailable for the inception through December 31, 2012 period; therefore performance will be presented for the March 1, 2012 through December 31, 2012 period. Underlying fund returns presented below reflect the actual underlying fund return since inception of the respective Curian Guidance Fund, unless otherwise noted. All underlying fund holdings percentages reflect percentage of net assets held at December 31, 2012.

Curian Guidance – Maximize Income Fund: For the period February 6, 2012 through December 31, 2012, Curian Guidance – Maximize Income Fund outperformed its benchmark by posting a return of 6.20% compared to 3.49% for the Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek the generation of income by allocating its assets to underlying funds that invest primarily in fixed income securities and other income oriented securities.

U.S. interest rates declined modestly for the period, and as a result all of the underlying funds posted positive returns, leading the way were JNL/Invesco Global Real Estate Fund and JNL/PPM America High Yield Bond Fund contributing the highest levels of appreciation with a return of 16.99% and 12.27% for the period, respectively. JNL/Goldman Sachs Emerging Markets Debt Fund and Curian/PIMCO Credit Income Fund also posted favorable returns with 8.67% and 6.68% for the period, respectively.

Curian/PIMCO Credit Income Fund was a significant holding in the Fund. At December 31, 2012, this underlying fund comprised 40% of the Fund's net assets, and its investment objective is to seek maximum total return consistent with preservation of capital and prudent investment management. Another significant holding for the Fund was Curian Dynamic Risk Advantage – Diversified Fund. At December 31, 2012, this underlying fund comprised 29% of the Fund's net assets, and its investment objective is to seek long term capital appreciation, control risk through diversification and systematically increasing allocations to cash equivalents during periods of capital market declines. During the period, the Curian Dynamic Risk Advantage – Diversified Fund generated a positive return of 1.02%. The biggest contributors to performance were the emerging market, high yield debt and core U.S. fixed income sleeves. Conversely, master limited partnerships ("MLP") and currency detracted from performance. The Schedule of Investments and Financial Statements for Curian/PIMCO Credit Income Fund and Curian Dynamic Risk Advantage – Diversified Fund are included in this report.

Total Return
Since Inception	6.20%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Funds (continued)

Curian Capital, LLC

Curian Guidance – Balanced Income Fund: For the period February 6, 2012 through December 31, 2012, Curian Guidance – Balanced Income Fund outperformed its benchmark by posting a return of 5.30% compared to 5.09% for the Dow Jones Moderate Portfolio Index. The Fund underperformed the 6.60% return of its blended benchmark which is comprised of 40% S&P 500 Index, 20% MSCI EAFE Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek a balance between the generation of income and the long term growth of capital by allocating its assets to underlying funds that invest primarily in fixed income securities and other income oriented securities as well as dividend paying equity securities.

Interest rates in the U.S. declined modestly for the period, and as a result all of the underlying funds posted positive returns. JNL/Invesco Global Real Estate Fund, JNL/PPM America High Yield Bond Fund and Curian/The Boston Company Equity Income Fund posted returns of 16.99%, 12.27% and 8.49% for the period, respectively. JNL/Goldman Sachs Emerging Markets Debt Fund, Curian/PIMCO Credit Income Fund and Curian/Epoch Global Shareholder Yield Fund also contributed favorably with returns of 8.67%, 6.68% and 7.15% for the period, respectively. Curian/Epoch Global

Shareholder Yield Fund was a significant holding for the Fund. At December 31, 2012, this underlying fund comprised 25% of the Fund's net assets, and its investment objective is to seek a high level of income. Capital appreciation is a secondary objective. Another significant holding for the Fund was Curian Dynamic Risk Advantage – Diversified Fund. At December 31, 2012, this underlying fund comprised 29% of the Fund's net assets, and its investment objective is to seek long term capital appreciation, control risk through diversification and systematically increasing allocations to cash equivalents during periods of capital market declines. During the period, the total return of this underlying fund was 1.02%. The biggest contributors to performance were the emerging market, high yield debt and core U.S. fixed income sleeves. Conversely, MLPs and currency detracted from performance. The Schedule of Investments and Financial Statements for Curian/Epoch Global Shareholder Yield Fund and Curian Dynamic Risk Advantage – Diversified Fund are included in this report.

Total Return
Since Inception	5.30%
(Inception date February 6, 2012)

Curian Guidance – Equity 100 Fund: For the period September 10, 2012 through December 31, 2012, Curian Guidance – Equity 100 Fund underperformed its benchmark by posting a return of 3.20% compared to 3.82% for the MSCI All Country World Index. The Fund's investment objective is to seek long term growth of capital by allocating its assets to underlying funds that invest in a various equity classes, as well as non-traditional investments.

Most of the underlying funds posted positive returns for the period, with the strongest contributors being JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management International Index Fund and JNL/Franklin Templeton Small Cap Value Fund by posting returns of 8.22%, 8.14% and 7.19% for the period, respectively.

JNL/Mellon Capital Management S&P 500 Index Fund was a significant holding for the Fund. At December 31, 2012, this underlying fund comprised

25% of the Fund's net assets, and its investment objective is to match the performance of the S&P 500 Index to provide long term capital growth. The underlying fund was basically flat for the period by posting a return of 0.34%. Another significant holding for the Fund was JNL/T. Rowe Price Value Fund. At December 31, 2012, this underlying fund comprised 22% of the Fund's net assets, and its investment objective is to provide long term capital appreciation by investing in common stock believed to be undervalued. Income is a secondary objective. The Fund contributed a positive return of 3.69% for the period. The Schedule of Investments and Financial Statements for JNL/Mellon Capital Management S&P 500 Index Fund and JNL/T. Rowe Price Value Fund can be obtained at www.jackson.com.

Total Return
Since Inception	3.20%
(Inception date September 10, 2012)

Curian Guidance – Fixed Income 100 Fund: For the period September 10, 2012 through December 31, 2012, Curian Guidance – Fixed Income 100 Fund outperformed its benchmark by posting a return of 0.80% compared to 0.67% for the Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek total return by allocating its assets to underlying funds that invest in a various fixed income classes, as well as nontraditional investments.

All of the underlying funds posted positive returns for the period. The top performing underlying funds were JNL/PPM America High Yield Bond Fund followed by Curian/PIMCO Credit Income Fund by posting returns of 4.26% and 1.70% for the period, respectively. Curian/PIMCO Credit Income Fund was a significant holding in the Fund. At December 31, 2012, this underlying fund comprised 25% of the Fund's net assets, and its investment objective is to seek maximum total return consistent with preservation of capital and prudent investment management. The Schedule of Investments and Financial Statements for Curian/PIMCO Credit Income Fund are included in this report.

JNL/Mellon Capital Management Bond Index Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund were significant holdings in the Fund, and comprised 35% and 34% of the Fund's net assets at December 31, 2012, respectively. Both underlying funds returned 0.46% for the period. JNL/Mellon Capital Management Bond Index Fund's investment objective is to match the performance of the Barclays Capital U.S. Aggregate Bond Index. JNL/JPMorgan U.S. Government & Quality Bond Fund's investment objective is to obtain a high level of current income. The Schedule of Investments and Financial Statements for JNL/Mellon Capital Management Bond Index Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund can be obtained at www.jackson.com.

Total Return
Since Inception	0.80%
(Inception date September 10, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Funds (continued)

Curian Capital, LLC

Curian Guidance – Rising Income Fund: For the period February 6, 2012 through December 31, 2012, Curian Guidance – Rising Income Fund underperformed its benchmark by posting a return of 4.90% compared to 8.34% for the S&P 500 Index. The Fund underperformed the 7.53% return of its blended benchmark which is comprised of 55% S&P 500 Index, 25% MSCI EAFE Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek a potentially rising stream of income by investing in a selection of companies with a multiple year history of increasing their dividend payouts over the long term with some risk control by allocating its assets to underlying funds that invest primarily in equity oriented securities that pay a dividend.

Global equity markets posted positive returns for the period, aided by continued support from global central banks. Performance was stronger in domestic markets compared to non U.S. markets, especially emerging markets, as concerns about the long term health of the Euro weighed on European markets, while signs of economic deceleration in China impacted Asian markets. The top performing underlying funds within the Fund were the JNL/Invesco Global Real Estate Fund, Curian/The Boston Company Equity Income Fund and Curian/Epoch Global Shareholder Yield Fund, which posted returns of 16.99%, 8.49% and 7.15% for the period, respectively. Curian/Epoch Global Shareholder Yield Fund was a significant holding in the Fund. At December 31, 2012, this underlying fund comprised 35% of the Fund's net assets, and its investment objective is to seek a high level of income. Capital appreciation is a secondary objective. Another significant holding for the Fund was Curian Dynamic Risk Advantage – Diversified Fund. At December 31, 2012, this underlying fund comprised 29% of the Fund's net assets, and its investment objective is to seek long term capital appreciation, control risk through diversification and systematically increasing allocations to cash equivalents during periods of capital market declines. During the period, the total return for this underlying fund was 1.02%. The biggest contributors to performance were the emerging market, high yield debt and core U.S. fixed income sleeves. Conversely, MLPs and currency detracted from performance. The Schedule of Investments and Financial Statements for Curian/Epoch Global Shareholder Yield Fund and Curian Dynamic Risk Advantage – Diversified Fund are included in this report.

Total Return
Since Inception	4.90%
(Inception date February 6, 2012)

Curian Guidance – Moderate Growth Fund: For the period February 6, 2012 through December 31, 2012, Curian Guidance – Moderate Growth Fund outperformed its benchmark by posting a return of 5.30% compared to 5.09% for the Dow Jones Moderate Portfolio Index. For the period March 1, 2012 through December 31, 2012, the Fund's secondary blended benchmark which is comprised of 30% S&P 500 Index, 15% MSCI EAFE Index, 30% Barclays Capital U.S. Aggregate Bond Index and 25% HFRXTM Aggregate Index returned 4.42%. The Fund's investment objective is to seek long term growth of capital by allocating its assets to underlying funds that invest primarily in a broad array of equity, fixed income securities and other asset classes.

The Fund benefitted from rising domestic stock and bond markets during the investment period as positions in U.S. equities and global bonds contributed favorably. Top performing underlying funds included JNL/Invesco Global Real Estate Fund, JNL/Red Rocks Listed Private Equity Fund and JNL/Brookfield Global Infrastructure Fund by posting returns of 16.99%, 14.61% and 13.94% for the period, respectively. The Fund's largest underlying fund, JNL/Franklin Templeton Global Multisector Bond Fund, returned 10.43% for the period contributing materially to the Fund's performance. Other large underlying funds that added favorably to the Fund were JNL/T. Rowe Price

Established Growth Fund and JNL/Invesco Small Cap Growth Fund by posting returns of 8.16% and 5.49% for the period, respectively.

Detracting from performance was Curian/Van Eck International Gold Fund by posting a return of -9.80% for the September 10, 2012 through December 31, 2012 period. The underlying fund consists of gold mining stocks that were hurt during the period by declining precious metals pricing and lower than expected earnings reports. While this was a small portion of the Fund, the decline still hurt Fund performance. JNL/BlackRock Commodity Securities Fund, also a very small position, was down for the period with the return of -6.58%.

A larger position in the Fund, Curian Dynamic Risk Advantage – Aggressive Fund, posted a negative return, and this detracted from overall performance for the investment period. The decline in Curian Dynamic Risk Advantage – Aggressive Fund centered on a general drop in volatility futures as the markets moved higher, the drop in midterm volatility has been meaningfully and persistently more than typical, overwhelming our offsetting short positions in near term volatility exposures. Consequently, the underlying fund posted a return of -4.60% for the period.

Total Return
Since Inception	5.30%
(Inception date February 6, 2012)

Curian Guidance – Maximum Growth Fund: For the period February 6, 2012 through December 31, 2012, Curian Guidance – Maximum Growth Fund underperformed its benchmark by posting a return of 3.80% compared to 8.34% for the S&P 500 Index. For the period March 1, 2012 through December 31, 2012, the Fund's secondary blended benchmark which is comprised of 35% S&P 500 Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index and 30% HFRX Aggregate Index returned 4.61%. The Fund's investment objective is to seek long term growth of capital by allocating its assets to underlying funds that invest primarily in equity securities and other asset classes.

The Fund benefitted from rising domestic stock and bond markets during the investment period as positions in U.S. equities and global bonds contributed favorably. Top performing underlying funds included JNL/Invesco Global Real Estate Fund, JNL/Red Rocks Listed Private Equity Fund and JNL/Brookfield Global Infrastructure Fund by posting returns for the period of 16.99%, 14.61% and 13.94%, respectively. Larger underlying funds that contributed favorably included JNL/Invesco International Growth Fund and JNL/T. Rowe Price Value Fund by posting returns of 8.39% and 9.69% for the period, respectively.

Detracting from performance was Curian/Van Eck International Gold Fund by posting a return of -9.80% for the September 10, 2012 through December 31, 2012 period. The underlying fund consists of gold mining stocks that were hurt during the investment period by declining precious metals pricing and lower than expected earnings reports. Curian/Franklin Templeton Natural Resources Fund, which has a bias to oil stocks, was also weak due to the decline in oil prices. While the position size of the Curian/Franklin Templeton Natural Resources Fund was 2% of the Funds net assets at the end of the period, its -11.41% return still impacted the total return. The decline in Curian Dynamic Risk Advantage – Aggressive Fund centered on a general drop in volatility futures as the markets moved higher. The drop in midterm volatility has been meaningfully and persistently more than typical, overwhelming our offsetting short positions in near term volatility exposures. Consequently, Curian Dynamic Risk Advantage – Aggressive Fund posted a return of -4.60% for the period.

Total Return
Since Inception	3.80%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Funds (continued)

Curian Capital, LLC

Curian Guidance – Tactical Moderate Growth Fund: For the period February 6, 2012 through December 31, 2012, Curian Guidance – Tactical Moderate Growth Fund underperformed its benchmark by posting a return of 3.40% compared to 5.09% for the Dow Jones Moderate Portfolio Index. For the period March 1, 2012 through December 31, 2012, the Fund's secondary blended benchmark which is comprised of 25% S&P 500 Index, 10% MSCI EAFE Index, 35% Barclays Capital U.S. Aggregate Bond Index and 30% HFRX Aggregate Index returned 4.07%. The Fund's investment objective is to seek long term growth of capital by allocating its assets to underlying funds that invest in various equity and fixed income asset and sub asset classes as well as non-traditional investments.

The Fund benefitted from rising domestic stock and bond markets during the investment period as positions in U.S. equities and global bonds contributed favorably. Top performing underlying funds included JNL/Invesco Global Real Estate Fund, JNL/Red Rocks Listed Private Equity Fund and JNL/Brookfield Global Infrastructure Fund by posting returns of 16.99%, 14.61% and 13.94% for the period, respectively. Larger underlying funds that contributed favorably included JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and JNL/Mellon Capital Management Small Cap Index Fund by posting returns of 7.76%, 6.21% and 3.69% for the period, respectively. Underlying funds detracting from performance included Curian/Franklin Templeton Natural Resources Fund and JNL/BlackRock Commodity Securities Fund by posting returns of -11.41% and -6.58% for the period, respectively, which although being relatively small positions, still impacted total return. Additionally, the Curian/Van Eck International Gold Fund detracted from performance by posting a return of -9.80% for the September 10, 2012 through December 31, 2012 period.

A significant holding for the Fund was Curian Dynamic Risk Advantage – Diversified Fund. At December 31, 2012, this underlying fund comprised 20% of the Fund's net assets, and its investment objective is to seek long term capital appreciation, control risk through diversification and systematically increasing allocations to cash equivalents during period of capital market declines. The total return for this underlying fund during the period was 1.02%. The biggest contributors to performance were the emerging market, high yield debt and core U.S. fixed income sleeves. Conversely, MLPs and currency detracted from performance. The Schedule of Investments and Financial Statements for Curian Dynamic Risk Advantage – Diversified Fund are included in this report.

Total Return
Since Inception	3.40%
(Inception date February 6, 2012)

Curian Guidance – Tactical Maximum Growth Fund: For the period February 6, 2012 through December 31, 2012, Curian Guidance – Tactical Maximum Growth Fund underperformed its benchmark by posting a return of 2.60% compared to 8.34% for the S&P 500 Index. For the period March 1, 2012 through December 31, 2012, the Fund's secondary blended benchmark which is comprised of 30% S&P 500 Index, 15% MSCI EAFE Index, 25% Barclays Capital U.S. Aggregate Bond Index and 30% HFRX Aggregate Index returned 4.35%. The Fund's investment objective is to seek long term growth of capital by allocating its assets to underlying funds that invest in various equity, fixed income and commodity asset and sub asset classes as well as non-traditional investments.

Top performing underlying funds included JNL/Invesco Global Real Estate Fund, JNL/Red Rocks Listed Private Equity Fund and JNL/Brookfield Global Infrastructure Fund by posting returns of 16.99%, 14.61% and 13.94% for the period, respectively. The Fund's largest underlying fund, JNL/Ivy Asset Strategy Fund, was a significant holding. During the period, this underlying fund posted a positive return of 5.56%. At December 31, 2012, this underlying fund comprised 51% of the Fund's net assets, and its investment objective is to seek high total return over the long term by investing in equity, fixed income, commodities and short term securities around the world, as well as precious metals and investments with exposure to various foreign currencies. The Schedule of Investments and Financial Statements for JNL/Ivy Asset Strategy Fund can be obtained at www.jackson.com.

Detracting from performance was Curian/Van Eck International Gold Fund by posting a return of -9.80% for the September 10, 2012 through December 31, 2012 period and Curian/Franklin Templeton Natural Resources Fund by posting a return of -11.41% for the period, which although being relatively small positions, still impacted total return.

The decline in Curian Dynamic Risk Advantage – Aggressive Fund centered on a general drop in volatility futures as the markets moved higher, the drop in midterm volatility has been meaningfully and persistently more than typical, overwhelming our offsetting short positions in near term volatility exposures. Consequently, the Curian Dynamic Risk Advantage – Aggressive Fund posted a return of -4.60% for the period.

Total Return
Since Inception	2.60%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Funds (continued)

Curian Capital, LLC

Curian Guidance Institutional Alt Funds

Portfolio Manager Commentary: Curian Guidance – Institutional Alt 65 Fund and Curian Guidance – Institutional Alt 100 Fund (collectively "Curian Guidance Institutional Alt Funds") seek to achieve their investment objectives by investing in shares of a diversified group of affiliated Funds ("underlying funds"). The underlying funds in which each Fund may invest are a separate series of Curian Variable Series Trust and JNL Series Trust. Each Curian Guidance Institutional Alt Fund has a target percentage allocation among the underlying funds that are categorized as investing in traditional asset classes and non-traditional asset classes. Certain Fund's benchmark information is unavailable for the inception through December 31, 2012 period, therefore performance will be presented for the March 1, 2012 through December 31, 2012 period. Underlying fund returns presented below reflect the actual underlying fund return since inception of the respective Curian Guidance Institutional Alt Fund, unless otherwise noted. All underlying fund holdings percentages reflect percentage of net assets held at December 31, 2012.

Curian Guidance – Institutional Alt 65 Fund: For the period February 6, 2012 through December 31, 2012, Curian Guidance – Institutional Alt 65 Fund posted a return of 4.40%. For the period March 1, 2012 through December 31, 2012 the Fund's primary benchmark, the HFRX Aggregate Index, returned 2.09%. For the period March 1, 2012 through December 31, 2012, the Fund's secondary blended benchmark which is comprised of 15% S&P 500 Index, 10% MSCI EAFE Index, 10% Barclays Capital U.S. Aggregate Bond Index and 65% HFRX Aggregate Index returned 3.29%. The Fund's investment objective is to seek long term growth of capital and income.

The Fund allocates approximately 35% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities and 0% to 10% in international securities. Under normal market conditions, the Fund allocates approximately 65% of its assets to underlying funds that invest primarily in the non-traditional asset classes.

Total Return
Since Inception	4.40%
(Inception date February 6, 2012)

Curian Guidance – Institutional Alt 100 Fund: For the period February 6, 2012 through December 31, 2012, Curian Guidance – Institutional Alt 100 Fund posted a return of 2.30%. For the period March 1, 2012 through December 31, 2012 the Fund's primary benchmark, the HFRX Aggregate Index, returned 2.09%. The Fund's investment objective is to seek long term growth of capital. Under normal market conditions, the Fund allocates all of its assets to underlying funds that invest primarily in the nontraditional asset classes.

Total Return
Since Inception	2.30%
(Inception date February 6, 2012)

The attractiveness of owning alternatives is centered on the returns they generate that are independent of the broader equity and fixed income markets. Given the wide range of alternatives offered on the Elite Access platform, the returns will be equally as broad. This diversity of returns was evident in 2012 as investors witnessed challenging returns from commodity related funds, due to the fluctuations in oil prices and solid returns from equity specialty (enhanced return) funds like real estate, private equity and infrastructure.

For the Curian Guidance – Institutional Alt 65 Fund, traditional investments were additive to performance in aggregate as JNL/Franklin Templeton Global Multisector Bond Fund, the Fund's largest fixed income holding, posted the strongest total return of 10.43% for all non alternative positions. JNL/Invesco Small Cap Growth Fund, JNL/T. Rowe Price Value Fund and JNL/T. Rowe Price Established Growth Fund also contributed favorably by posting returns of 5.49%, 9.69% and 8.16% for the period, respectively.

The top performing alternative holdings for the Curian Guidance Institutional Alt Funds were JNL/Invesco Global Real Estate Fund, JNL/Red Rocks Listed Private Equity Fund and JNL/Brookfield Global Infrastructure Fund by posting returns of 16.99%, 14.61% and 13.94% for the period, respectively. Detracting from alternative performance were Curian/Franklin Templeton Natural Resources Fund and JNL/BlackRock Commodity Securities Fund by posting returns of -11.41% and -6.58% for the period, respectively. Additionally, the Curian/Van Eck International Gold Fund detracted from performance by posting a return of -9.80% for the September 10, 2012 through December 31, 2012 period.

For the Curian Guidance Institutional Alt Funds, the long/short alternative strategies, for the most part, posted positive returns for the period led by the Funds' largest position, JNL/AQR Managed Futures Strategy Fund, which posted a return of 5.05% for the period. Other long/short strategies finished favorably in absolute terms including Curian/Nicholas Convertible Arbitrage Fund, Curian/PineBridge Merger Arbitrage Fund and Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund by posting returns of 2.60%, 0.80% and 1.70% for the period, respectively. Additionally, the Curian/Neuberger Berman Currency Fund contributed to performance by posting a return of 1.00% for the September 10, 2012 through December 31, 2012 period. The only long/short strategy posting a negative return for the period was JNL/Mellon Capital Management Global Alpha Fund with the return of -3.53%.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Funds (continued)

Curian Capital, LLC

Curian Tactical Advantage Funds

Portfolio Manager Commentary: Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund and Curian Tactical Advantage 75 Fund (collectively "Curian Tactical Advantage Funds") seek to achieve their investment objectives by investing in a diversified group of underlying exchange traded funds ("ETFs"). Each Curian Tactical Advantage Funds' asset allocation is determined by the Funds' Adviser through a proprietary asset allocation model. The Funds' Sub Adviser, Mellon Capital Management Corporation, executes transaction in the underlying ETFs to closely replicate the allocation determined by the Adviser. ETF returns presented below reflect the actual return since inception of the respective Curian Tactical Advantage Fund. All ETF holdings percentages reflect percentage of net assets held at December 31, 2012.

Curian Tactical Advantage 35 Fund:

Sector Weightings†:

Investment Companies	99.7%
Short Term Investments	0.3
Total Investments	100.0%

†Total Investments as of December 31, 2012

For the period February 6, 2012, through December 31, 2012, Curian Tactical Advantage 35 Fund outperformed its benchmark by posting a return of 4.40% compared to 4.26% for the Dow Jones Moderately Conservative

Portfolio Index. The Fund underperformed the 5.35% return of its blended benchmark which is comprised of 25% S&P 500 Index, 10% MSCI EAFE Index and 65% Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek long term growth of capital. The Fund allocates approximately 20% to 50% of its assets to underlying ETFs that invest primarily in equity securities and 50% to 80% to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

Total Return*
Since Inception	4.40%
(Inception date February 6, 2012)

Curian Tactical Advantage 60 Fund:

Sector Weightings†:

Investment Companies	98.6%
Short Term Investments	1.4
Total Investments	100.0%

†Total Investments as of December 31, 2012

For the period February 6, 2012, through December 31, 2012, Curian Tactical Advantage 60 Fund outperformed its benchmark by posting a return of 5.32% compared to 5.09% for the Dow Jones Moderate Portfolio Index. The Fund underperformed the 6.60% return of its blended benchmark which is comprised of 40% S&P 500 Index, 20% MSCI EAFE Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek long term growth of capital. The Fund allocates approximately 45% to 75% of its assets to underlying ETFs that invest primarily in equity securi-

ties and 25% to 55% to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

This overweight position to U.S. equity resulted in significant positions for the Fund in two ETFs. As of December 31, 2012, the iShares Russell 1000 Value Index Fund comprised 23% of the Fund's net assets. This ETF posted a return of 10.21% for the period. Its investment objective is to seek investment results that correspond generally to the price and yield performance of the Russell 1000 Value Index. Additionally, as of December 31, 2012, the iShares Russell 1000 Growth Index Fund comprised 19% of the Fund's net assets. This ETF posted a return of 6.06% for the period. Its investment objective is to seek investment results that correspond generally to the price and yield performance of the Russell 1000 Growth Index. The Schedule of Investments and Financial Statements for each of these Funds can be obtained at www.ishares.com.

Total Return*
Since Inception	5.32%
(Inception date February 6, 2012)

Curian Tactical Advantage 75 Fund:

Sector Weightings†:

Investment Companies	98.3%
Short Term Investments	1.7
Total Investments	100.0%

†Total Investments as of December 31, 2012

For the period February 6, 2012, through December 31, 2012, Curian Tactical Advantage 75 Fund outperformed its benchmark by posting a return of 6.28% compared to 5.85% for the Dow Jones Moderately Aggressive Portfolio Index. The Fund underperformed the 7.29% return of its blended benchmark which is comprised of 55% S&P 500 Index, 20% MSCI EAFE Index and 25% Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek long term growth of capital. The Fund allocates approximately 50% to 100% of its assets to underlying ETFs that invest pri-

marily in equity securities and 0% to 50% to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

This overweight position to U.S. equity resulted in significant positions for the Fund in two ETFs. As of December 31, 2012, iShares Russell 1000 Value Index Fund comprised 29% of the Fund's net assets. This ETF posted a return of 10.21% for the period. Its investment objective is to seek investment results that correspond generally to the price and yield performance of the Russell 1000 Value Index. Additionally, as of December 31, 2012, iShares Russell 1000 Growth Index Fund comprised 23% of the Fund's net assets. This ETF posted a return of 6.06% for the period. Its investment objective is to seek investment results that correspond generally to the price and yield performance of the Russell 1000 Growth Index. The Schedule of Investments and Financial Statements for each of these Funds can be obtained at www.ishares.com.

Total Return*
Since Inception	6.28%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund's investment adviser waived certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

Curian Funds (continued)

Curian Capital, LLC

Curian Tactical Advantage Funds (continued)

At the Curian Tactical Advantage Funds' inception, the strategy's global asset allocation model, which forms the basis for the Funds' asset allocation decisions, identified a number of contradictory market and economic indicators, resulting in a mixed outlook for the relative opportunity between the global equity and fixed income asset classes. Against this backdrop, the Funds established a neutral allocation, with respect to its equity and fixed income target allocations. This position was maintained through early September, at which time equity exposure was raised and remained overweight through year end. The Funds benefitted from this positioning during the fourth quarter as global equity markets moved higher.

From the Funds' inception through year end, tactical positioning within the global equity allocation resulted in a modest negative contribution to relative performance. An overweight in the latter part of the year to the Pacific ex-Japan region contributed positively to the Funds' performance, as did an underweight allocation to Japan from inception through period end. A relative underweight allocation to the UK that was carried from inception through year end negatively impacted the Funds' performance.

At the conclusion of 2012, the global asset allocation model continued to favorably view the relative opportunity of equities, as compared to fixed income. Accordingly, the Funds were positioned above target weight to global equities and below target to fixed income. Within the global equity allocation, the Fund held relative overweight positions to the U.S. and emerging markets regions.

Curian Funds (continued)

Curian Capital, LLC

Curian Dynamic Risk Advantage Funds

Portfolio Manager Commentary:  Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund and Curian Dynamic Risk Advantage – Income Fund are collectively referred to as the Curian Dynamic Risk Advantage Funds. The Curian Dynamic Risk Advantage – Income Fund seeks to achieve its investment objective by investing in exchange traded Funds ("ETFs"). Curian Dynamic Risk Advantage – Diversified Fund and Curian Dynamic Risk Advantage – Aggressive Fund seek to achieve their investment objectives by investing in a range of securities and derivative contracts. Each Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines. Each Curian Dynamic Risk Advantage Fund's asset allocation is determined by the Funds' Adviser through a proprietary trading algorithm. The Funds' Sub-Adviser, Mellon Capital Management Corporation, executes transactions to implement the investment model.

Curian Dynamic Risk Advantage – Diversified Fund:

Sector Weightings†:

Investment Companies	6.6%
Short Term Investments	93.4
Total Investments	100.0%

†Total Investments as of December 31, 2012

For the period February 6, 2012 through December 31, 2012, Curian Dynamic Risk Advantage – Diversified Fund underperformed its benchmark by posting a return of 1.02% compared to 4.26% for the Dow Jones Moderately Conservative Portfolio Index. The Fund underperformed the 5.10% return of its blended benchmark which is comprised of 20% S&P 500 Index, 10% MSCI EAFE Index and 70% Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek long term capital appreciation.

To achieve its investment objective, the Fund allocates between a market portfolio and lower risk, short term fixed income securities based on observable market prices. The allocation to the market portfolio includes exposure to broad asset classes, including, but not limited to, global equity, U.S. core fixed income, MLPs, high yield bonds, emerging market bonds, currency and U.S. real estate investment trusts ("REITs"). The market portfolio is basically equally weighted between these asset classes. The exposure to these asset classes is achieved primarily through swap arrangements on underlying exchange traded products or indexes or exchange traded products directly.

The average allocation to the market portfolio since inception was approximately 60% and ranged from a high of approximately 80% in the latter part of the period as markets generally rose, and a low of approximately 40% in mid period, as markets were generally in decline. The Fund maintains a position in lower risk, short term fixed income securities and seeks to add excess return by dynamically allocating to the market portfolio, ranging from 0% to 90%, depending on overall direction of the overall portfolio. The lower risk securities consist primarily of short term investment grade fixed income securities and cash equivalents.

The bulk of exposure in the Fund is obtained through derivatives because of liquidity, cost, and regulatory reasons. However, ETFs and/or exchange traded notes ("ETN") are mostly used for daily cash flow investment needs. The Fund is managed such that investment and derivative fees are minimized whenever possible while still obtaining correct exposures. Derivative gains/losses are monitored daily, as are the premium/discount values for each ETF and/or ETN.

During the period via derivative exposure, the biggest asset class contributors to performance were emerging market debt, high yield bonds and U.S. fixed income, followed by global equity. Conversely, MLPs detracted from overall performance. The largest contributor to performance from a derivative instrument perspective was total return swaps and the largest detractor was forward foreign currency contracts.

Total Return
Since Inception	1.02%
(Inception date February 6, 2012)

Curian Dynamic Risk Advantage – Aggressive Fund:

Sector Weightings†:

Senior Debt Notes	3.9%
Investment Companies	0.2
Short Term Investments	95.9
Total Investments	100.0%

†Total Investments as of December 31, 2012

For the period February 6, 2012 through December 31, 2012, Curian Dynamic Risk Advantage – Aggressive Fund underperformed its benchmark by posting a return of -4.60% compared to 5.09% for the Dow Jones Moderate Portfolio Index. The Fund underperformed the 6.11% return of its blended benchmark which is comprised of 35% S&P 500 Index, 15% MSCI EAFE Index and 50% Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek long term capital appreciation.

To achieve its investment objective, the Fund allocates between a market portfolio and lower risk, short term fixed income securities based on observable market prices. The allocation to the market portfolio includes exposure to broad asset classes, including, but not limited to, global equity, currency and volatility related futures. The exposure is primarily through swap arrangements on underlying exchange traded products or indexes or exchange traded products directly. The average allocation to the market portfolio since inception was approximately 60% and ranged from a high of approximately 70% in the first half of the year as markets generally rose, and a low of approximately 50% in the latter part of the year as the long exposure to Volatility Index ("VIX") futures more than offset gains in equities. The Fund maintains a position in lower risk, short term fixed income securities and seeks to add excess return by dynamically allocating to the market portfolio, ranging from 0% to 90%, depending on overall direction of the overall portfolio. The lower risk exposure consists primarily of short term investment grade fixed income securities and cash equivalents.

The bulk of exposure in the Fund is obtained through derivatives because of liquidity, cost, and regulatory reasons. However, ETFs and/or ETN are mostly used for daily cash flow investment needs. The Fund is managed such that investment and derivative fees are minimized whenever possible while still obtaining correct exposures. Derivative gains/losses are monitored daily, as are the premium/discount values for each ETF and/or ETN.

During the period via derivative exposure, the biggest asset class contributors to performance were a short position to one month VIX futures, U.S. large cap stocks and developed market stocks, followed by U.S. small cap stocks and emerging market stocks. Conversely, long exposure to five month VIX futures was a detractor. The largest contributor to performance from a derivative instrument perspective was futures contracts and the largest detractor was total return swaps.

Total Return
Since Inception	-4.60%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Funds (continued)

Curian Capital, LLC

Curian Dynamic Risk Advantage – Income Fund:

Sector Weightings†:

Investment Companies	97.7%
Short Term Investments	2.3
Total Investments	100.0%

†Total Investments as of December 31, 2012

For the period February 6, 2012 through December 31, 2012, Curian Dynamic Risk Advantage – Income Fund underperformed its benchmark by posting a return of 3.70% compared to 4.26% for the Dow Jones Moderately Conservative Portfolio Index. The Fund underperformed the 5.10% return of its blended benchmark which is comprised of 20% S&P 500 Index, 10% MSCI EAFE Index and 70% Barclays Capital U.S. Aggregate Bond Index. The Fund's investment objective is to seek long term capital appreciation and current income.

To potentially achieve its investment objective, the Fund allocates between a market portfolio and lower risk, short term fixed income securities based on observable market prices. The allocation to the market portfolio includes exposure to broad asset classes, including, but not limited to, dividend paying stocks, U.S. investment grade bonds, preferred stocks, emerging market debt and high yield bonds. The exposure is through exchange traded Funds and the market portfolio maintains basically equally weighted holdings in these asset classes.

The lower risk exposure consists primarily of short term investment grade fixed income securities and cash equivalents. The Fund maintains a position in lower risk, short term fixed income securities and seeks to add excess return by dynamically allocating to the market portfolio ranging from roughly 0% to 90%, depending on the direction of the overall portfolio.

Since inception, the biggest contributors to performance were global REITs, emerging market debt and high yield bonds, followed by preferred stocks and U.S. dividend equities. U.S. investment grade bonds and international dividend stocks were more modest contributors to overall returns.

The average allocation to the market portfolio since inception was roughly 60% and ranged from a high of roughly 87% in the latter part of the year as markets generally rose, and a low of roughly 38% in mid period as markets were generally in decline.

Total Return*
Since Inception	3.70%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund's investment adviser waived certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

Curian American Fund

Capital Research and Management Company

Curian/American Funds® Growth Fund

Portfolio Manager Commentary: For the period February 6, 2012 through December 31, 2012, Curian/American Funds Growth Fund underperformed its benchmark by posting a return of 6.80% compared to 8.34% for the S&P 500 Index.

The Fund seeks growth of capital through exclusive investment in American Funds Insurance Series® – Growth FundSM Class 1 ("Master

Fund"). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund's financial statements.

Total Return*
Since Inception	6.80%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

Curian DFA Fund

Dimensional Fund Advisors LP

Market Summary: The broad U.S. market was up by 16.42% in 2012, as measured by the Russell 3000® Index. Among other factors, investors coped with uncertainty surrounding the outcome of the U.S. presidential election, the inability of U.S. policymakers to set the federal government's finances on a sustainable path, disappointing economic data in the U.S. (especially in the labor market) and the continuing financial and economic crises in the Eurozone. 2012 marked the fourth year in a row that the broad U.S. market had positive returns. The Chicago Board Option Exchange's VIX, which measures the volatility of the S&P 500 Index and has a historical average of around 20, decreased moderately in 2012, from about 23 to 18. Asset class returns ranged from 18.05% for small cap value stocks, as measured by the Russell 2000 Value Index, to 14.59% for small cap growth stocks, as measured by the Russell 2000 Growth Index. The strongest sectors were financials and consumer discretionary, while the weakest were utilities and energy.

Using the Russell indices, we observed that value outperformed growth in 2012, especially in the deep value segment of the market. Small cap value stocks outperformed small cap growth stocks by 3.46%, while large cap value stocks outperformed large cap growth stocks by 2.25%, as measured by the Russell 1000 Value Index and Russell 1000 Growth Index. Along the market capitalization dimension, small and large caps had similar performance in 2012.

Curian/DFA U.S. Micro Cap Fund

Sector Weightings†:

Information Technology	19.8%
Consumer Discretionary	18.0
Industrials	17.2
Financials	15.4
Health Care	9.6
Materials	7.1
Energy	6.9
Consumer Staples	3.4
Utilities	1.5
Telecommunication Services	1.1
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period September 10, 2012 through December 31, 2012, Curian/DFA U.S. Micro Cap Fund underperformed both of its benchmarks by posting a return of 1.10% compared to 1.76% for the Russell 2000 Index and 2.22% for the Russell Microcap Index.

The majority of underperformance attributable to the Fund's holdings occurred during the partial month period in September, which was a volatile period for U.S. small cap stocks. It was during this time that the Fund was initially invested in the market and temporary unusually large differences in holding weights in stocks common to both the Fund and the benchmarks, a common occurrence during a large initial funding, contributed heavily to performance variance.

During the period from October through December, the Fund outperformed the Russell 2000 Index by 0.4%. During the same period, the Fund outperformed the Russell Microcap Index by 2.3%. The drivers of this performance difference stem mostly from the fact that the Russell Microcap Index contains stocks that do not trade on national exchanges and are intentionally excluded from the Fund.

Russell 2000 Index futures contracts were used to equitize large cash positions during the launch of the Fund during the first month. Their average weight during that time was approximately 10% but were more than 25% on four of those days. Holding these contracts instead of cash had a small positive impact on the absolute return of the Fund.

Dimensional Fund Advisors LP ("DFA") does not attempt to identify mispriced securities or forecast economic conditions or relative sector performance. Rather, Fund returns are driven primarily by broad structural market trends, as opposed to the performance of a small number of stocks. Except for real estate investment trust securities, which are intentionally excluded from the Fund, differences in industry exposure are a residual effect of DFA's investment process and should not be viewed as tactical bets.

Total Return
Since Inception	1.10%
(Inception date September 10, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Epoch Fund

Epoch Investment Partners, Inc.

Market Summary: Stock market returns in 2012 were surprisingly robust, given the subdued macroeconomic environment. Earnings growth was generally disappointing, and economic growth in most developed countries was constrained by excess capacity and the level of public debt relative to gross domestic product. Emerging markets, including China, India and Brazil, saw their growth rates decline. Highly accommodative monetary policy in developed economies, however, encouraged risk taking and has been the primary force behind rising valuation multiples and higher stock prices. Indeed, from October 2011 through September 2012, the price earnings ratio for developed market equities rose over 30%, from 9.5% to 12.7%, explaining the entire move in the equity market.

In the U.S., stocks had mixed results amid cautious earnings guidance. At the end of the year, investor sentiment was also dampened by fears that federal tax increases and spending cuts set to begin in January could pull the economy into recession. Stocks that had accumulated large gains earlier in the year came under selling pressure as investors anticipated higher tax rates on their gains in 2013.

The core Eurozone markets of France and Germany began to recover, as did Spain and Italy, where borrowing costs continued to decline. While the Eurozone economy was expected to continue shrinking in the fourth quarter, data released in December ticked up.

With Japan's economy slipping into its fifth recession in 15 years, the Liberal Democratic Party won a landslide victory in December's general election. With monetary policy a key election issue, Prime Minister elect Abe intensified pressure on the Bank of Japan to adopt unlimited monetary easing to stimulate growth. The Japanese Yen fell 10% against the U.S. Dollar, hitting its lowest point in over two years.

Curian/Epoch Global Shareholder Yield Fund

Sector Weightings†:

Consumer Staples	16.2%
Telecommunication Services	14.3
Utilities	13.6
Consumer Discretionary	10.7
Health Care	8.7
Industrials	8.6
Energy	8.4
Financials	6.9
Information Technology	4.9
Materials	2.6
Short Term Investments	5.1
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period February 6, 2012 through December 31, 2012, Curian/Epoch Global Shareholder Yield Fund underperformed its benchmark by posting a return of 7.15% compared to 7.45% for the MSCI Word Index.

Most sectors contributed positively to results. Stock selection and allocations in consumer staples, materials, energy and information technology meaningfully helped relative returns, as did strong stock performance in utilities. The Fund's lack of exposure to financials, particularly banks, detracted from results. Despite some banks raising dividends, we remain skeptical they will be able to sustainably grow those dividends as profitability continues to be under pressure. The Fund's performance was also hurt by industrials holdings Firstgroup Plc ("Firstgroup") and Pitney Bowes Inc. ("Pitney").

Among the top contributors to performance was Anheuser-Busch InBev NV. The company reported strong growth in revenues and operating profits through the year. The company also benefitted from the continued consolidation within the global beer industry. Munich Re, the largest global reinsurer, benefitted from strong industry pricing trends following 2011 – the second worst year for natural catastrophes on record. Despite the strong performance of the stock, it still offers a dividend yield of 4.6%. For Comcast Corp., a U.S. cable company, consistent operating performance and strong return of capital drove share performance throughout the year.

Among the bottom contributors was Pitney, a U.S. based global mailstream technology company,

which was hurt by investor concerns over long term growth opportunities. The Fund exited the position due to a slight change in management's long term commitment to the dividend. Firstgroup, a bus and rail operator, was also a detractor. While the company is making good progress in restructuring its U.S. business, the recovery in the UK bus segment has been slow. Another overhang is the rail franchise bidding process in the UK, where the lack of clarity on the regulatory process creates further uncertainty for Firstgroup rail franchise. Accordingly, Firstgroup remains a smaller position within the Fund. Mobistar SA, a Belgian mobile communications company, faced increased competition and challenges to its market position; the Fund exited the position.

The overall positioning of the Fund has remained similar during the period. The Fund continues to have significant exposure to telecommunication services, utilities and consumer staples. The Fund has limited exposure in information technology, where companies lack meaningful dividends, and in financials, particularly the banks, as discussed above.

Total Return
Since Inception	7.15%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian FAMCO Fund

Fiduciary Asset Management, LLC

Market Summary: Economic and political uncertainty created a U.S. stock market roller coaster year in 2012. The S&P 500 Index began the year with a 12.59% market rally in the first quarter. The index then traded down 8.90% through June 1, followed by a 15.43% rally through mid September. Election fears caused another 7.31% market decline through mid November, followed by a 5.70% post election bounce.

The economy grew at approximately 2% in 2012 as measured by real gross domestic product, confirming our view that tepid growth will be a recurring feature of the U. S. economic recovery. Many observers believe that growth was artificially depressed in 2012 due to the uncertainties connected to the November elections, the fiscal cliff and regulatory policies. Although economic growth has been slow overall, there has been clear improvement in housing, auto sales, consumer balance sheets and state and local governments. Growth in the Far East appears to have accelerated, which may provide a boost to U. S. exports, industrial companies and global growth. Although the Eurozone economies remain weak, they appear to have stabilized at low levels of growth. Such improvements could help support earnings growth in 2013 despite higher taxes and potential spending cuts in the U.S.

U. S. corporations have done a good job adapting to slow economic growth and have demonstrated an ability to grow their earnings faster than the U.S. economy, despite only modest economic growth both here and abroad. As we focus the Fund on strategic views, we continue to prefer large diversified companies with stable growth and attractive dividend yields. With interest rates at multi decade lows, we believe investors will continue to gravitate toward stable equities with above average dividend yields. Equities overall appear attractively valued with a below average price to earnings ratio of 13.8 times.

Curian/FAMCO Flex Core Covered Call Fund

Sector Weightings†:

Information Technology	19.8%
Consumer Staples	17.9
Consumer Discretionary	14.4
Industrials	11.3
Health Care	8.9
Energy	8.1
Telecommunication Services	4.8
Materials	2.0
Investment Companies	8.1
Short Term Investments	4.7
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period February 6, 2012 through December 31, 2012, Curian/FAMCO Flex Core Covered Call Fund underperformed its benchmark by posting a return of 2.84% compared to 8.34% for the S&P 500 Index. During the same period, the Fund outperformed its other benchmark, the CBOE

BuyWrite IndexSM ("BXM Index"), which returned 2.48%.

The Fund's housing recovery investment theme contributed positively to performance during the period, as companies such as Home Depot Inc., Whirlpool Corp. and Union Pacific Corp. performed well. The Fund's significant underweight in the volatile financial sector detracted from equity performance for the period.

In general, covered call strategies tend to underperform the S&P 500 Index during strong bull markets because the premiums generated from writing call options on the equity holdings do not offset the loss of upside participation from writing the calls. For instance, the equities in the BXM Index increased 8.1% during the period. As a result of such strong performance from the underlying equities, the passive call option strategy in the BXM Index detracted from performance by -5.7%. In other words, the passive call option strategy in the BXM Index reduced the upside participation significantly. As a result, the total return of the passive BXM Index was only 2.48%. In contrast, an actively managed covered call strategy such as the Fund has the ability to roll the options up in strike price as the market increases, thereby capturing more upside participation. As a result of this active management of the call options during the period, the Fund outperformed the passive BXM Index. The call options alone outperformed the passive BXM Index call options by 5.2% during the period.

FAMCO's actively managed covered call portfolio was able to add significant value relative to the passive BXM Index during a roller coaster year for the market, a testament to the benefit of actively managing the call option strategy. We will continue to evaluate market momentum and volatility during 2013 as we manage the option premia generated from writing call options.

Total Return
Since Inception	2.84%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Franklin Templeton Funds

Templeton Asset Management Ltd.

Market Summary: At the Fund's inception on September 10, 2012, global equity markets were nearing the tail end of a strong summer rally founded on investor expectations of renewed quantitative easing by the U.S. Federal Reserve and an announcement of a fiscal stimulus package in China. Near year end, global economic growth concerns diminished, and the monetary easing programs implemented by many countries injected liquidity in the financial markets, supporting stocks worldwide. Frontier market stocks as measured by the MSCI Frontier Markets Index enjoyed an uptrend during the period, outperforming developed market stocks as measured by the MSCI World Index, but lagging emerging market stocks as measured by the MSCI Emerging Markets Index.

Individual country performances varied significantly. Argentina was one of the top performers as the country's stocks staged a strong relief rally from depressed levels following a U.S. court ruling that eased fears of Argentina's imminent debt default. European markets generally improved, with Serbia, Slovenia, Estonia and Romania outperforming, but with Ukraine notably weak. Sub-Saharan African markets continued to exhibit strength due to solid company results and an improving economic backdrop, with Kenya and Nigeria outperforming. Middle Eastern markets were less buoyant, with political disturbances pressuring stocks in several countries, notably Bahrain, Qatar and Tunisia. In Asia, Pakistani stocks gained as interest rates fell and the inflation outlook improved, and a solid December rally sparked by economic data from China offset earlier weakness in Vietnam. In sector terms, consumer staples had particularly strong performance, with health care, telecommunication services and industrials outperforming the MSCI Frontier Markets Index. In contrast, financials, energy, materials and consumer discretionary lagged, with utilities posting a negative return.

Curian/Franklin Templeton Frontier Markets Fund

Sector Weightings†:

Financials	22.2%
Telecommunication Services	19.6
Energy	16.4
Materials	14.7
Consumer Staples	9.8
Industrials	9.4
Consumer Discretionary	4.0
Health Care	1.0
Utilities	0.5
Information Technology	0.1
Short Term Investments	2.3
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period September 10, 2012 through December 31, 2012, Curian/Franklin Templeton Frontier Markets Fund underperformed its benchmark by posting a return of 4.40% compared to 6.97% for the MSCI Frontier Markets Index Net Return.

Geographically, stock selection and underweighting in Qatar contributed significantly to relative performance. Key contributors also included off benchmark allocations to Zimbabwe, South Africa and Panama and overweighting in Kenya.

Ukraine helped as stock selection more than offset the negative effect of overweighting. In sector terms, stock selection and underweighting in financials contributed substantially to relative performance. Stock selection in industrials, materials, telecommunication services and consumer staples, as well as underweighting in utilities, was beneficial.

Key individual contributors included: off benchmark positions in Delta Corp. Ltd., Zimbabwe's leading beer and beverage company, Panama based Copa Holdings SA, a major Latin American commercial aviation passenger and cargo services provider, and South Africa based MTN Group Ltd., Africa's leading cellular network in subscriber terms.

The Fund's elevated cash levels early in the period, just after the Fund began operating, became the largest detractor to relative performance as many frontier market stocks reached a peak in September's stimulus news driven rally.

Geographically, Nigeria was a major detractor due to underweighting and stock selection. Underweighting in Kuwait and an off benchmark allocation to Georgia also hindered results. Although Fund positions in most sectors contributed to relative performance, stock selection in energy and consumer discretionary detracted.

Notable individual detractors from relative results included: off benchmark positions in Dragon Oil Plc, an independent oil company operating oilfields in the Caspian Sea off the shores of Turkmenistan, and Bank of Georgia Holdings Plc, the country's largest bank, whose share prices declined. Also detracting was an underweighted allocation to outperforming Wataniya Telecom (National Mobile Telecommunications), a Kuwaiti based holding company for wireless telecommunication operators in six countries in the Middle East and Africa.

Consistent with our bottom-up investment approach, our search for undervalued stocks with valuations we considered attractive within our investment universe led us to make some of the Fund's largest investments in Nigeria, Qatar, Kazakhstan and Kenya. The Fund's largest exposures were to diversified banking, wireless and integrated telecommunications services, oil and gas exploration and production companies. Key purchases included shares of Dragon Oil, MTN Group Ltd. and KazMunaiGas Exploration Production JSC, one of Kazakhstan's top three oil and gas producers.

Total Return
Since Inception	4.40%
(Inception date September 10, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Franklin Templeton Funds

Franklin Advisers, Inc.

Market Summary: At the Fund's inception on February 6, 2012, overall commodity prices were nearing 2012 highs as investors became optimistic about the global economy. However, in June, commodity prices fell to a 2012 low as investors focused on Europe's recessionary forces and China's slowing raw material demand. From July through most of September, expectations for stimulus from the U.S. Federal Reserve ("Fed") and other central banks contributed to commodity gains. However, supply and demand imbalances, expectations for further demand pressure in 2013 and the International Monetary Fund's slower 2013 global growth forecast led to an overall commodity price pullback. For the period since the Fund's inception through the end of the year, commodities and natural resources stocks declined in value.

U.S. inflation was generally mild, with the exception of natural gas and food prices. Crude oil prices reached a 2012 high in February amid U.S. economic improvements and the potential for supply disruptions stemming from geopolitical events. However, oil prices followed the same path as commodities overall. In contrast, natural gas prices rose, reaching a 2012 high near period end in anticipation of winter demand and lower supply following a drop in drilling activity. Precious metals finished the period with mixed results. Gold, often perceived as an inflation hedge or safe haven, rose in value amid global economic uncertainties, the European fiscal crisis, the Fed's latest round of quantitative easing and potential U.S. tax hikes and spending cuts known as the fiscal cliff. Industrial metals, however, generally fell in value as softening demand and weak global economic forecasts dampened investor sentiment.

Curian/Franklin Templeton Natural Resources Fund

Sector Weightings†:

Energy	71.2%
Materials	23.4
Industrials	0.8
Consumer Staples	0.5
Short Term Investments	4.1
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period February 6, 2012 through December 31, 2012, Curian/Franklin Templeton Natural Resources Fund underperformed its benchmark by posting a return of -11.41% compared to -6.15% for the S&P North American Natural Resources Sector Index.

During the period, risk aversion rose and contributed to outperformance of conservative, dividend-paying, slower growth companies with lower levels of operating leverage. This environment was unfavorable for our strategy, which focuses on companies with healthy long term growth prospects, and has income as a secondary goal. Conversely, the index's larger portion of conservative stocks performed well, and Fund underweighting in these industries hindered relative performance.

Major relative detractors included an overweighting in oil and gas exploration and production ("E&P") companies, which we favor because we believe they have stronger growth prospects. The Fund's oil focused holdings, which underperformed natural gas focused companies, detracted due to the decline in oil and related commodities. Several foreign E&P holdings also detracted as investors avoided E&P companies with assets in or that traded mainly in developing markets.

The Fund's underweighting in integrated oil and gas companies due to their limited growth prospects detracted as index heavyweights ConocoPhillips, Exxon Mobil Corp. and Chevron Corp. performed well. An off benchmark position in underperforming Brazil's Petroleo Brasileiro SA detracted.

The performance of oil refiners, usually not considered conservative investments due to high operating leverage, was atypical. However, they posted higher profits due to growing U.S. crude oil production and favorable raw material pricing, and increased dividend payments. The Fund's holdings outperformed the index's, but underweighting detracted. We deemed it imprudent to increase the

Fund's weighting in oil refiners after the stocks outperformed and as we believed new pipeline capacity could lower margins for these companies.

A major contributor was the Fund's cash position, which we kept elevated, while new money came into the Fund because of global economic and market uncertainties.

Notable contributors included off benchmark positions in agricultural products manufacturer Bunge Ltd. ("Bunge"), oilfield services company Robbins & Meyers Inc. ("R&M") and specialty chemicals producer LyondellBasell Industries NV ("LyondellBasell"). Bunge benefited from rising crop prices, which boosted its agribusiness profits from trading crops in the seaborne market. Also, Bunge's soybean crushing margins improved after the company locked in lower soybean prices before a drought caused soybean prices to soar. Although these did not immediately lead to higher earnings, investors favored the company due to its inexpensive valuation and potential margin improvement. R&M received an acquisition offer from National Oilwell Varco Inc., another Fund holding. LyondellBasell benefited from favorable U.S. feedstock prices and the potential for demand and pricing improvement.

Total Return
Since Inception	-11.41%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Neuberger Berman Fund

Neuberger Berman Fixed Income LLC

Market Summary: In September 2012, currency price action was significantly influenced by the effect of the additional measures announced by the U.S. Federal Reserve ("Fed") and the European Central Bank ("ECB"), with the announcement of the ECB's outright monetary transactions program ("OMT") continuing to have a positive impact on market sentiment. The introduction of a third round of quantitative easing ("QE3"), even if already partially discounted by the market in the days before the Fed announcement, kept the "risk on" sentiment alive and the U.S. Dollar under pressure.

The currency price action was mainly dominated by range trading in October. While central banks globally kept the financial system awash with liquidity, concerns around the U.S. election and the subsequent fiscal cliff, as well as the ongoing European sovereign debt crisis appeared to hinder investors from implementing long term directional views. However, while the majority of the Group of Ten ("G10") foreign currency pairs and currency crosses were confined in relatively tight ranges, the Japanese Yen price action was the exception as the currency gradually declined against all the other majors.

November, like October, was characterized by exceptionally quiet currency markets. As in the previous month, the Yen was the worst performing major currency against the U.S. Dollar. The Yen depreciated around 3% against the U.S. Dollar while none of the other G10 currencies appreciated or depreciated more than 1% against the U.S. Dollar.

The election in Japan and the continuing political wrangling around the so called fiscal cliff in the U.S. were the main focuses for the currency markets in December. Since the announcement of the Japanese election in November, the opposition leader Shinzo Abe was very vocal about altering Bank of Japan's mandate to promote growth and indirectly weaken the Yen. The Yen weakness that started in November carried over into December and intensified during the month as speculators also increased their positions.

Curian/Neuberger Berman Currency Fund

Sector Weightings†:

Government Securities	23.7%
Short Term Investments	76.3
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period September 10, 2012 through December 31, 2012, Curian/Neuberger Berman Currency Fund outperformed its benchmark by posting a return of 1.00% compared to 0.05% for the Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index.

The Norwegian Krone, the Euro and the Swiss Franc have outperformed the other major currencies since inception of the Fund, while the Japanese Yen, the Canadian Dollar and the U.S. Dollar were the worst performing currencies. The currency strategy, fully implemented through over the counter forward foreign currency contracts, has generated a positive performance since inception, with the best performing positions being the underweight in the New Zealand Dollar and the overweight in the Swedish Krona. Conversely, the worst performing positions were the underweight in the Euro and the overweight in the Yen. The cash portion of the portfolio was invested in U.S. government Treasuries and agencies. Given the low level of interest rates, duration generally has been managed conservatively.

At the end of 2012, the largest overweight exposures in the Fund were approximately 10% Yen, 7% U.S. Dollar and 3% Canadian Dollar. Conversely, the largest underweights were approximately 6% Norwegian Krone, 6% Swedish Krona and 5% Euro. The Fund's weightings reflect a mixed picture, as our short term assessment varies from our medium to long term views for many currencies.

The Fund's overweight to the Yen is based on our view that the Yen is probably reversing structurally and a number of long term forces are likely to become more important in the coming months. The deterioration of the trade and current account balances are expected to be more important Yen negative factors going forward. However, the Yen looks considerably oversold, and we expect to see a consolidation and possibly a reversal in the short term. In our opinion, the likelihood of a very aggressive change in Bank of Japan policy has been priced in by the market, and the speed and the magnitude of the Yen depreciation was probably exacerbated by lower liquidity around year end. Interest rate differentials (historically a major driver of the Yen) have seemingly been ignored by the market over the last couple of months.

We are overweight the U.S. Dollar, as we believe that the relative outperformance of the U.S. economy should help support the U.S. Dollar against the Euro, especially if U.S. yields rise gradually from the extremely low levels.

Total Return
Since Inception	1.00%
(Inception date September 10, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Nicholas Fund

Nicholas Investment Partners, L.P.

Market Summary: U.S. equity and convertible markets managed to navigate a choppy path in 2012, one marred with global macroeconomic potholes and characterized by significant intra year swings. Throughout much of the first quarter, convertibles participated in the risk on rally as stocks bounced sharply and credit spreads tightened. Around April, credit spreads widened and equity securities declined as concerns of the continued European sovereign debt malaise resurfaced, following a shortfall in the Spanish government bond auction in early April. During the middle of the year asset classes traded in a tight range. Subsequently, the U.S. Federal Reserve announced a third round of quantitative easing ("QE3"), leaders of the European Central Bank ("ECB") pledged to do "whatever it takes to preserve the Euro", and the U.S. presidential election began to heat up. By the end of September, credit spreads tightened once again, risk assets rallied with U.S. equity and convertible securities recorded healthy gains in the third quarter. Post the U.S.

presidential election, threat of the impeding fiscal cliff and political brinkmanship in the U.S. renewed fears among investors as optimism faded.

Despite a bumpy road, the S&P 500 Index gained 5.77% and the Merrill Lynch All Quality Convertible Index added 5.38% for the period March 1, 2012 to December 31, 2012 (the period the Fund was fully invested). Additionally, convertible arbitrage was the best performing asset class among the HFRX family of hedge funds in 2012.

Convertible returns were driven by solid gains in underlying equity securities, narrowing credit spreads and relatively attractive yields amid a benign interest rate environment. Speculative grade convertibles, as well as small and mid cap issues, were among the best performing issues for the period. At a sector level, gains were broad based with telecommunication services, industrial and consumer discretionary issues finishing in the lead. Material issues lagged to record a loss.

Curian/Nicholas Convertible Arbitrage Fund

Sector Weightings†:

Information Technology	21.9%
Health Care	18.9
Consumer Discretionary	16.9
Industrials	13.6
Energy	9.1
Financials	8.9
Materials	6.2
Consumer Staples	0.9
Telecommunication Services	0.6
Short Term Investments	3.0
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period February 6, 2012 through December 31, 2012, Curian/Nicholas Convertible Arbitrage Fund outperformed its benchmark by posting a return of 2.60% compared to 0.11% for the Bank of America Merrill Lynch 3-month Treasury Bill Index. For the period March 1, 2012 through December 31, 2012, the Fund's other two benchmarks, the Dow Jones Credit Suisse Convertible Arbitrage Hedge Fund Index and HFRX RV: F.I. Convertible Arbitrage Index, returned 3.39% and 3.44%, respectively. Certain benchmark information is unavailable for the inception through

December 31, 2012 period, therefore performance is presented for the March 1, 2012 through December 31, 2012 period.

Since the Fund's inception of February 6, 2012, the Fund's long position contributed approximately 761 basis points ("bps") to overall performance, and the Fund's short positions subtracted roughly -403 bps. The Fund's net exposure ranged from about 57% to 61% through most of the period, and a theoretical delta adjusted net long position range of 8% to 13%, demonstrating the investment team's conservative view amid a market burdened with macro headwinds and a heavy "risk on/risk off" trading environment.

At a sector level, gains were broad based with all sector exposures, except financial positions positively contributing to the Fund's performance. Net exposures to health care and consumer discretionary securities were the most additive to performance. The Fund's financial exposure subtracted nearly 18 bps from returns.

At a security level, top contributing positions included Liberty Media Corp., General Motors Co., MGM Resorts International, Lincare Holdings Inc. and Volcano Corp. Detractors from performance included a short position on the SPDR S&P 500 ETF Trust, which was added during the second quarter 2012, amid a heightened risk off environment. Other bottom contributing positions included Green Plains Renewable Energy Inc. (energy), CSG Systems International Inc. (information technology), Iridium Communication Inc. (telecommunication services) and International Game Technology (consumer discretionary).

Throughout the period, the Fund was well diversified by sector. We gradually added to the Fund's net sector exposure in consumer discretionary from a range of roughly 9% to 10% by period end. Examples of new positions in this sector include General Motors Co. and Ctrip.com International Ltd. We also increased the Fund's energy net exposure from approximately 2% to 6%. Since mid period the Fund's net sector exposure scaled in the following areas: health care (17% to 12%), industrials (9% down to 8%) and information technology (15% down to 13%).

The Fund remains cautiously positioned near term with slightly higher hedges and a lower average duration. Consistent with the Fund's theme of lower duration, we have looked for securities with a variable coupon and/or where the basis of the convertible would benefit from increased dividends paid by the company to the equity shareholder.

Total Return
Since Inception	2.60%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian PIMCO Fund

Pacific Investment Management Company LLC

Market Summary: In the beginning of 2012, U.S. interest rates reversed their downward trend of 2011 and rose as risk appetites returned to financial markets. U.S. economic data during the first quarter was mostly positive, and markets reflected an improved short term outlook for the economy and optimism over measures taken by policymakers in Europe. Abroad, the European Central Bank ("ECB") continued its Long Term Refinancing Operations ("LTRO") and provided Eurozone banks with €529.5 billion in low interest loans in February. Global financial markets took comfort in these short term solutions, leading risky assets to rally through the quarter.

Conversely, the second quarter of the year saw increased concerns of a U.S. cyclical downturn and signs of recession in Europe. Financial markets reflected uncertainty over the outcome of the European debt crisis and U.S. Treasury yields decreased, as did developed market yields around the world. In the U.S., as an effort to support a stronger economic recovery, the U.S. Federal Reserve ("Fed") renewed "Operation Twist," a program to extend the average maturity of its holdings of securities, through the end of 2012.

Risk appetite returned to financial markets during the second half of 2012. The ECB President, Mario Draghi, delivered on his pledge to do "whatever it takes" to support the Euro and the Eurozone by unveiling the ECB's Outright Monetary Transactions program. The program entails unlimited, but conditional, purchases of Eurozone government bonds with maturities of one to three years in the secondary market. In the U.S., weak employment data and below target inflation led to increased anticipation of further central bank action throughout the quarter. During its September meeting, the Federal Open Market Committee ("FOMC") voted in favor of a third round of quantitative easing ("QE3"), which will be open ended and will continue until there are signs of significant improvement in the labor market. In its new bond buying program, the Fed will purchase an additional $40 billion of agency mortgage-backed securities ("MBS") per month.

In November, Americans voted President Barack Obama to a second term in office. While the President's re-election likely cemented the fate of the Affordable Care Act and Dodd Frank reforms, market participants quickly turned their attention to the uncertainty surrounding the impending fiscal cliff. Both political parties recognized that averting the cliff was essential to avoiding a recession in 2013, but negotiations were strained for much of the quarter with Democrats seeking increased tax revenue from the wealthiest Americans and Republicans asking for spending cuts on entitlement programs. Ultimately, hopes of a grand bargain abated and gave way to a short term deal, thus opening the door to further fiscal negotiations, most notably on a debt ceiling increase and spending cuts (the "sequester"), in 2013.

While politicians struggled to agree on fiscal policy, the Fed unveiled new monetary policy measures to stimulate the economy. With Operation Twist set to expire at the end of the year, the FOMC announced that they will initiate purchases of $45 billion in U.S. Treasury securities, in addition to the existing purchases of $40 billion in agency MBS, each month. The Fed also took the extraordinary step of linking an increase in the Fed funds rate to specific economic targets. Rates will stay low, between 0 and 0.25%, at least as long as the unemployment rate remains over 6.5% and projected inflation is below 2.5%. These targets replace the Fed's previous statement that rates would remain low through at least the middle of 2015.

Curian/PIMCO Credit Income Fund

Sector Weightings†:

Government Securities	34.3%
Financials	18.1
Energy	9.0
Consumer Discretionary	3.5
Materials	3.0
Consumer Staples	2.5
Industrials	2.4
Utilities	2.1
Health Care	1.9
Non-U.S. Government Agency Asset-Backed Securities	1.4
Telecommunication Services	1.0
Information Technology	0.9
Short Term Investments	19.9
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period February 6, 2012 through December 31, 2012, Curian/PIMCO Credit Income Fund underperformed its benchmark by posting a return of 6.68% compared to 7.11% for the Barclays Capital U.S. Credit Index.

The investment concentration differences relative to the benchmark included an underweight to investment grade credit and overweights to U.S. government and emerging markets ("EM") in the second half of the period. The Fund also had out of index exposure to high yield and non U.S. developed corporate bonds. During the period, the Fund decreased exposure to U.S. government and investment grade corporates, while increasing exposure to high yield, EM and non U.S. developed corporate bonds.

Drivers of performance relative to the benchmark are as follows. Exposure to non U.S. interest rates, particularly core Europe, helped the Fund as rates fell in most developed markets. EM exposure was positive for performance, driven by gains from long Brazil rates and Russian quasi sovereign bonds. Within high yield, an emphasis on the bonds of financial companies contributed to returns. Within investment grade corporate bonds, an underweight to insurance and health care companies was negative for performance as the sectors experienced solid operating earnings on improved pricing/margins. An underweight to municipals, which outperformed over the period as investors continued to seek higher yielding assets, also detracted from returns.

Derivatives were used in the Fund and were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund's U.S. duration positioning, which was positive for returns, was partly facilitated through the use of interest rate swaps. The overweight to EM, which was additive to relative performance, included exposure to local debt in Brazil that was implemented using zero coupon interest rate swaps. Additionally, investment grade corporate exposure was positive for performance, and was implemented partially through the use of credit default swaps.

PIMCO expects the global economy to grow at a real rate of 1.5 to 2.0% in 2013. Real growth will be moderated by efforts to resolve debt overhangs through fiscal restraint as evidenced by the slowing in corporate profits, capital expenditures and global trade. Simultaneously, inflation will decrease in the near term. Households will continue to delever their balance sheets while the corporate sector remains reluctant to engage its own. Nominal growth could, however, be bolstered by the continued resolve of central banks. The balance of these forces will determine if gross domestic product ("GDP") growth has slowed to stall speed or if a coordinated global slowdown can be averted.

Total Return
Since Inception	6.68%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian PineBridge Fund

PineBridge Investments LLC

Market Summary: The U.S. equity markets finished 2012 with a strong positive return of 16.00% as measured by the S&P 500 Index. Aggressive monetary easing combined with signs of light in the U.S. economy helped to offset investor concerns surrounding the presidential election and a looming fiscal cliff, buoying stocks into year end.

While overall deal activity modestly improved this year from the prior year, 2012 was a year of two halves. Low deal activity in the first half led to relatively benign returns for most market participants, as companies awaited more clarity from political, fiscal and monetary uncertainties. October was a difficult month for the merger arbitrage community, rolling in like a lamb, but out like a lion. A month that began relatively well was broadly impacted by a few very specific regulatory concerns in Canada (BCE Inc.'s bid for Astral Media Inc. ("Astral")), Europe (United Parcel Service Inc.'s bid for TNT Express NV) and the U.S. (Hertz Global Holdings Inc.'s bid for Dollar Thrifty Automotive Group

Inc. ("Dollar Thrifty")), followed by foreign investment concerns spurred by Canada's initial cool reception to CNOOC Ltd.'s (a state owned Chinese Oil company) bid for Nexen Inc. and a Malaysian entity's bid for Progress Energy Inc. While these issues weighed on the merger arbitrage universe during October, the market and Fund's performance improved significantly in November and December, as regulatory outcomes developed positively and deals successfully consummated. The acceleration of deal activity in the second half, increasing 30% year over year, is encouraging, particularly post election activity into year end. Global merger and acquisition ("M&A") volumes in the fourth quarter reached a four year high, its best quarter since mid 2007.

We look forward into 2013 with tailwinds that were not present earlier in 2012. High cash on corporate balance sheets and the need for growth should continue to encourage acquisitions. We believe increasing policy clarity sets up an improved M&A environment, supported by the acceleration of deal activity during the fourth quarter 2012.

Curian/PineBridge Merger Arbitrage Fund

Sector Weightings†:

Industrials	15.3%
Health Care	14.7
Financials	7.8
Consumer Discretionary	7.4
Information Technology	5.3
Energy	4.0
Consumer Staples	2.8
Utilities	2.2
Materials	0.9
Short Term Investments	39.6
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period February 6, 2012 through December 31, 2012, Curian/PineBridge Merger Arbitrage Fund outperformed its benchmark by posting a return of 0.80% compared to 0.44% for the Bank of America Merrill Lynch U.S. Dollar Libor 3-Month Constant Maturity. For the period March 1, 2012 through December 31, 2012 the Fund's other benchmarks, the Dow Jones Credit Suisse Event

Driven Risk Arbitrage Index and CISDM Merger Arbitrage USD Index returned 0.90% and 2.59%, respectively. Certain benchmark information is unavailable for the inception through December 31, 2012 period therefore performance is presented for the March 1, 2012 through December 31, 2012 period.

The M&A environment was stymied by rising global uncertainties. Deal activity remained near trough levels; however, the Fund executed on its disciplined process of seeking friendly transactions with a strong likelihood of closing. This discipline paid off following U.S. elections and improved macro visibility in the Eurozone and China. Fourth quarter deal activity accelerated, helping to make December the strongest month of the period for the Fund.

The Fund's goal is to lock in spreads that exist between a deal announcement and its subsequent closure. A significant component of Fund performance is deal terminations, which will drive a stock down to its pre deal price. Throughout 2012, the Fund benefitted from both deal completions and no deal terminations. Some of the biggest contributors to performance were the successful acquisitions of Schiff Nutrition Group Inc., Nexen Inc., Delphi Financial Group Inc., Viterra Inc., Cooper Industries Plc and Amerigroup Corp. The biggest detractors were Dollar Thrifty and Astral. A series of negative comments from several national regulators weighed on the merger arbitrage universe in October. Speculation that Astral would be blocked and negative U.S. antitrust headlines concerning Dollar Thrifty drove their share prices down. Further analysis revealed altered risk profiles for these deals, resulting in the Fund's exit of these positions. Despite this challenging month, the Fund's low risk approach helped navigate a relatively high risk M&A environment to finish the period in positive territory.

As macro trends improve, increasing corporate confidence should spur a pickup in deal activity as corporations seek out growth through M&A. These factors, combined with low interest rates, contribute to our constructive outlook on deal volumes heading into the new year.

Total Return
Since Inception	0.80%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian The Boston Company Funds

The Boston Company Asset Management LLC

Market Summary: In the first quarter of 2012, global equities tallied some of their strongest three month returns in more than a decade. Many major indexes posted double digit gains, helped by positive U.S. economic data and coordinated action from the European Central Bank ("ECB").

However, they spent much of the second quarter relinquishing that advance, hindered by pervasive macroeconomic problems, particularly in the peripheral Eurozone nations. Markets were most unsettled in May, when the lion's share of the quarter's losses occurred, but they gained some footing in June on modestly more productive solutions in Europe and fiscal stimulus in China. In the U.S., housing data was a bit more encouraging, and economic growth, while subdued, was better than it was in other developed markets, particularly Europe.

Global equities staged a rebound in the third quarter, led by positive news from the Eurozone and the U.S. Federal Reserve's ("Fed") announcement of a third cycle of quantitative easing. The primary driver of performance came from Europe: in July, ECB President Mario Draghi said the ECB would do whatever was necessary to save the region's shared currency, which helped to boost equity markets.

As the fourth quarter began, bullish momentum had begun to deteriorate under the weight of a potential hard landing in China, the Eurozone's unrelenting debt issues and uncertainty surrounding the U.S. elections and the fiscal cliff. In early November, however, the U.S. election produced clear outcomes, and concerns in the Eurozone started to ease on news of a long awaited deal to cut Greece's debt. Data from China was decidedly more positive, helping to alleviate concerns that the world's second largest economy would succumb to a sharp slowdown. As a result, most global equities finished the year comfortably in positive territory.

Curian/The Boston Company Equity Income Fund

Sector Weightings†:

Financials	29.2%
Consumer Discretionary	14.9
Energy	10.5
Health Care	9.8
Industrials	9.7
Information Technology	8.8
Materials	6.9
Consumer Staples	6.5
Telecommunication Services	2.0
Investment Companies	1.7
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period February 6, 2012 through December 31, 2012, Curian/The Boston Company Equity Income Fund underperformed its benchmark by posting a return of 8.49% compared to 8.94% for the S&P 500 Value Index.

Telecommunication services and energy turned in the weakest relative performance, while information technology and materials were the strongest.

An underweight to telecommunication services due to stretched valuations hurt relative returns,

as the sector was the second best benchmark performer for the period, while an overweight in Windstream Corp. pressured the sector as its shares sold off amid increasing concerns about the sustainability of its 11% dividend. Energy weakness was largely a function of the Fund's overweight in Occidental Petroleum Corp., which disappointed investors with below expectation production growth and high sensitivity to lower oil prices.

Information technology outperformance was driven by stock selection, with overweight positions in fast growing mobility and enterprise businesses including QUALCOMM Inc. and Cisco Systems Inc. and underweight positions in secularly challenged PC and printer companies such as Dell Inc. and Hewlett-Packard Co. Materials benefited from favorable exposure to an improving housing outlook, and U.S. based chemical producers positioned to take advantage of low natural gas pricing, coupled with reduced exposure to China.

We look forward to 2013 with optimism for a variety of reasons, including our views that there will be:

•  A thawing in corporate decision making and a related increase in capital spending;

•  Emerging market improvement and "no news is good news" from Europe;

•  Subdued levels of inflation, aided in part by a strengthening dollar;

•  Continued strength in U.S. housing and progress toward energy independence;

•  Reduced investor expectations; and

•  Attractive stock valuations.

At the sector level, we continue to favor economically sensitive, attractively valued sectors over expensive, defensive ones, like utilities. Our conviction remains high in consumer discretionary, although we have been adhering to our value discipline and have taken some profits in the best performing 2012 sector, redeploying capital to superior risk/rewards elsewhere. Financials remain the Fund's largest overall sector exposure, and we are excited about the prospects for dividend growth. In addition to attractive valuations, we are also encouraged by the prospects of a more conducive interest rate environment, improving capital markets and benefits that accrue from the housing recovery (e.g., improvement in mortgage related expenses and loan demand).

Total Return
Since Inception	8.49%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian The Boston Company Funds (continued)

The Boston Company Asset Management LLC

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Long Investments Sector Weightings†:

Information Technology	21.6%
Consumer Discretionary	17.4
Health Care	12.0
Consumer Staples	9.9
Financials	8.4
Industrials	8.4
Materials	5.9
Energy	3.7
Investment Companies	1.7
Telecommunication Services	0.8
Utilities	0.4
Short Term Investments	9.8
Total Long Investments	100.0%

†Total Long Investments as of December 31, 2012.

Short Investments Sector Weightings†:

Information Technology	20.2%
Consumer Discretionary	18.4
Consumer Staples	13.0
Health Care	12.7
Financials	8.8
Industrials	8.4
Materials	7.5
Investment Companies	4.1
Energy	4.0
Telecommunication Services	2.7
Utilities	0.2
Total Short Investments	100.0%

†Total Short Investments as of December 31, 2012.

Portfolio Manager Commentary: For the period February 6, 2012 through December 31, 2012, Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund outperformed its benchmark by posting a return of 1.70% compared to 0.07% for the Citigroup 3-Month U.S. Treasury Bill Index. For the period March 1, 2012 through

December 31, 2012, the Fund's other benchmark, the HFRX EH: Equity Market Neutral Index, returned -4.25%. Certain benchmark information is unavailable for the inception through December 31, 2012 period therefore performance is presented for the March 1, 2012 through December 31, 2012 period. The Fund utilizes a market neutral style seeking to eliminate market exposure and to provide attractive performance in both up and down markets, so the Fund uses a short term Treasury bill index as the benchmark.

The Fund gained despite a volatile market. Stock selection in consumer discretionary and information technology led results, while materials and industrials added value at a lesser, though still significant level. Selection detracted most significantly in consumer staples, financials and telecommunication services, but the Fund had less capital committed to these sectors.

Within consumer discretionary, the Fund's best consumer performer was a long in Newell Rubbermaid Inc. — a turnaround story in the durables area. The Fund also fared well with picks long such as American Eagle Outfitters Inc. and short including Abercrombie & Fitch Co. among specialty retailers and a solid short of Li & Fung Ltd. a distributor of Chinese export goods to the developed world. Communications equipment and semiconductors drove information technology performance. Shorts were particularly strong here: among those that led sector (and overall Fund) returns were bets against Hewlett-Packard Co. (the Fund's best performing short position), Finisar Corp., Polycom Inc. and Research In Motion Ltd. Conversely, we paid dearly for keeping faith too long that Electronic Arts Inc. would rise above headwinds for electronic game sales; it was the worst performing long position.

In materials, the Fund held long companies that benefited from lower raw materials costs and shorted those on the losing end — specifically chemicals and metals entities across a global landscape, including LyondellBasell Industries NV, Eastman Chemical Co. and PPG Industries Inc. (long) and ArcelorMittal South Africa Ltd. and DuPont (short). A short in Celanese Corp. detracted after investor sentiment shifted toward hope its end markets could be stabilizing.

The Fund's performance was hindered by consumer staples, where shorts topped the list of positions that detracted as we bet against some expensive companies, where we saw deteriorating momentum coming a bit early, including Flowers Foods Inc. and Kimberly-Clark de Mexico SAB de CV. Financials saw renewed investor interest during 2012; it is not surprising that many of the Fund's shorts, including some that had been successful, detracted in 2012. Among these were bets against regional banks and brokers that turned up, such as SunTrust Banks Inc. and Jefferies Group Inc. The Fund was also short NYSE Euronext when its pending acquisition was announced. In telecommunication services, solid stock selection among non U.S. wireless companies was dragged down by choices among U.S. service providers.

In terms of individual performance, the Fund's best performing long holding was global pharmaceutical company Sanofi SA, which rose on improving pipeline prospects and earnings growth. The Fund's worst performing short position, Seattle Genetics, turned against us when the biotech firm reported positive drug trial results.

During the period, net sector weights were balanced and within guidelines, with the Fund's largest capital commitments in information technology, consumer discretionary, health care and financials. Positioning at year end remained as such.

Total Return
Since Inception	1.70%
(Inception date February 6, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Van Eck Fund

Van Eck Associates Corporation

Market Summary: Early in 2012, gold and gold equities established a positive trend. In January, the decision by the U.S. Federal Reserve ("Fed") to extend the period for a near zero Fed funds rate turned into a bullish breakout for gold. In February, the Bank of England, the Bank of Japan and the European Central Bank all announced some form of quantitative easing ("QE") as part of their monetary policies. Efforts aimed at injecting more liquidity into the global financial system to stimulate growth supported higher gold and gold stock prices, allowing for a rebound from the oversold levels at the end of 2011. The early year rally came to an end on February 29, 2012, and gold began another round of consolidation. Gold stocks followed, selling off significantly through the first half of the year.

During the third quarter, events in Europe, anticipation of further economic stimulus and finally the Fed's QE3 announcement on September 13, 2012, drove gold to its year high of $1,790.40 per ounce on October 4, 2012. The gold stocks managed to recover to beginning of the year levels. Gold weakened ahead of the U.S. presidential election on November 6, 2012, recovering some of those losses following the Obama victory.

The Fed's announcement on December 12, 2012 of further monetary stimulus should have supported higher gold prices, but instead year end profit taking and uncertainty around the U.S. fiscal cliff created downward pressure and gold (and gold equities) sold off, ending the year at $1,675.35 per ounce, up $111.65 per ounce (+7.1%) from the end of 2011.

Curian/Van Eck International Gold Fund

Sector Weightings†:

Materials	96.0%
Short Term Investments	4.0
Total Investments	100.0%

†Total Investments as of December 31, 2012

Portfolio Manager Commentary: For the period September 10, 2012 through December 31, 2012, Curian/Van Eck International Gold Fund underperformed both of its benchmarks by posting a return of -9.80% compared to -7.97% for FTSE Gold Mines Index and -5.76% for the NYSE Arca Gold Miners Index.

During the period, the price of gold dropped $50.90 per ounce (-2.95%). Gold equities, as represented by NYSE Arca Gold Miners Index, were down for the period. The underperformance of the Fund relative to the benchmark was due mainly to the larger exposure to small cap gold stocks, which fell -11.16% during the period, as indicated by the Market Vectors Junior Gold Miners Index.

Most of the stocks in the Fund posted losses during the period. Fresnillo Plc ("Fresnillo") (+6.7%) and Franco-Nevada Corp. ("Franco-Nevada") (+10.3%) outperformed. The outperformance by Fresnillo, the largest producer of primary silver in the world, was likely due to the company achieving its production guidance and to its excellent track record of delivering projects on time and on budget. Franco-Nevada benefits from the protection against operating and capital cost increases that its royalty business model provides.

Osisko Mining Corp. ("Osisko") (-22.3%) and Iamgold Corp. ("Iamgold") (-15.6%) underperformed during the period, following disappointing third quarter results. Osisko's performance was also impacted by the acquisition of Queenston Mining Inc., announced on November 12, 2012, the timing of which was questioned by the market given that the single mine company is still ramping up production at its Canadian Malartic operation. We believe the selloff of both Osisko and Iamgold shares was overdone, as we believe the companies still represent good value.

At the end of 2012, the Fund continues to be almost fully invested in gold equities. Gold equities are under owned and under valued, in our opinion, and this presents an opportunity going into 2013. We have seen some recent changes that indicate the sector has now refocused on profitability, and think that combined with a relief from cost pressures, this should enable gold companies to achieve better performance in 2013. In a rising gold price environment, we expect that gold stocks leverage to the gold price and their depressed valuation levels at present, should result in outperformance of the equities relative to the metal in 2013.

Total Return
Since Inception	-9.80%
(Inception date September 10, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

Curian Variable Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares	Value
Curian Guidance - Maximize Income Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (5.2%) (b)	745	$7,444
Curian/PIMCO Credit Income Fund (30.1%) (b)	958	10,097
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (b)	93	1,315
JNL/Invesco Global Real Estate Fund (0.2%) (b)	271	2,676
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	119	1,262
JNL/PPM America High Yield Bond Fund (0.1%) (b)	360	2,598
Total Investment Companies (cost $25,053)		25,392
Total Investments - 100.0% (cost $25,053)		25,392
Other Assets and Liabilities, Net - (0.0%)		(9)
Total Net Assets - 100.0%		$25,383

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.  At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)         Investment in affiliate.

Curian Guidance - Balanced Income Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (10.3%) (b)	1,475	$14,750
Curian/Epoch Global Shareholder Yield Fund (48.3%) (b)	1,188	12,564
Curian/FAMCO Flex Core Covered Call Fund (17.2%) (b)	482	4,919
Curian/PIMCO Credit Income Fund (14.9%) (b)	473	4,988
Curian/The Boston Company Equity Income Fund (31.0%) (b)	482	5,161
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (b)	110	1,553
JNL/Invesco Global Real Estate Fund (0.2%) (b)	320	3,160
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	141	1,497
JNL/PPM America High Yield Bond Fund (0.1%) (b)	213	1,534
Total Investment Companies (cost $49,496)		50,126
Total Investments - 100.0% (cost $49,496)		50,126
Other Assets and Liabilities, Net - (0.0%)		(16)
Total Net Assets - 100.0%		$50,110

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)         Investment in affiliate.

Curian Guidance - Equity 100 Fund (a)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	15	$186
JNL/Invesco International Growth Fund (0.1%) (b)	30	332
JNL/Invesco Small Cap Growth Fund (0.0%) (b)	10	145
JNL/Lazard Emerging Markets Fund (0.0%) (b)	38	433
JNL/Mellon Capital Management International Index (0.0%) (b)	32	390
JNL/Mellon Capital Management S&P 500 Index Fund (0.1%) (b)	80	946
JNL/T. Rowe Price Established Growth Fund (0.0%) (b)	22	554
JNL/T. Rowe Price Value Fund (0.1%) (b)	69	852
Total Investment Companies (cost $3,802)		3,838
Total Investments - 100.0% (cost $3,802)		3,838
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$3,837

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically. Percentages equal to or less than 0.05% have been rounded to 0.0%.

(b)         Investment in affiliate.

Curian Guidance - Fixed Income 100 Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian/PIMCO Credit Income Fund (4.8%) (b)	152	$1,605
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.1%) (b)	154	2,173
JNL/Mellon Capital Management Bond Index Fund (0.1%) (b)	183	2,236
JNL/PIMCO Real Return Fund (0.0%) (b)	15	192
JNL/PPM America High Yield Bond Fund (0.0%) (b)	27	195
Total Investment Companies (cost $6,502)		6,401
Total Investments - 100.0% (cost $6,502)		6,401
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$6,399

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically. Percentages equal to or less than 0.05% have been rounded to 0.0%.

(b)         Investment in affiliate.

Curian Guidance - Rising Income Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (3.7%) (b)	525	$5,250
Curian/Epoch Global Shareholder Yield Fund (24.2%) (b)	594	6,282
Curian/FAMCO Flex Core Covered Call Fund (9.2%) (b)	257	2,626
Curian/The Boston Company Equity Income Fund (16.6%) (b)	258	2,761

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Invesco Global Real Estate Fund (0.1%) (b)	96	944
Total Investment Companies (cost $17,609)		17,863
Total Investments - 100.0% (cost $17,609)		17,863
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100.0%		$17,856

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)         Investment in affiliate.

Curian Guidance - Moderate Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (17.5%) (b)	1,065	$10,156
Curian/DFA U.S. Micro Cap Fund (0.5%) (b)	70	705
Curian/Franklin Templeton Frontier Markets Fund (0.6%) (b)	69	721
Curian/Neuberger Berman Currency Fund (0.3%) (b)	69	693
Curian/Nicholas Convertible Arbitrage Fund (0.7%) (b)	135	1,385
Curian/PineBridge Merger Arbitrage Fund (0.6%) (b)	137	1,385
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.3%) (b)	134	1,364
Curian/Van Eck International Gold Fund (0.6%) (b)	69	619
JNL/AQR Managed Futures Strategy Fund (0.5%) (b)	289	2,887
JNL/BlackRock Commodity Securities Fund (0.1%) (b)	66	674
JNL/Brookfield Global Infrastructure Fund (0.5%) (b)	115	1,413
JNL/Franklin Templeton Global Multisector Bond Fund (1.2%) (b)	966	11,435
JNL/Franklin Templeton International Small Cap Growth Fund (0.6%) (b)	172	1,489
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (b)	87	1,091
JNL/Invesco Global Real Estate Fund (0.3%) (b)	367	3,628
JNL/Invesco International Growth Fund (1.0%) (b)	652	7,099
JNL/Invesco Small Cap Growth Fund (0.3%) (b)	74	1,058
JNL/JPMorgan MidCap Growth Fund (0.3%) (b)	63	1,392
JNL/Lazard Emerging Markets Fund (0.2%) (b)	189	2,172
JNL/Mellon Capital Management Global Alpha Fund (0.4%) (b)	199	2,029
JNL/PIMCO Real Return Fund (0.0%) (b)	108	1,387
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	132	1,397
JNL/PPM America Mid Cap Value Fund (0.9%) (b)	134	1,430
JNL/Red Rocks Listed Private Equity Fund (0.2%) (b)	157	1,464
JNL/T. Rowe Price Established Growth Fund (0.2%) (b)	220	5,496
JNL/T. Rowe Price Value Fund (0.4%) (b)	456	5,627
Total Investment Companies (cost $68,479)		70,196
Total Investments - 100.0% (cost $68,479)		70,196
Other Assets and Liabilities, Net - (0.0%)		(22)
Total Net Assets - 100.0%		$70,174

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically. Percentages equal to or less than 0.05% have been rounded to 0.0%.

(b)         Investment in affiliate.

Curian Guidance - Maximum Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (7.1%) (b)	434	$4,139
Curian/DFA U.S. Micro Cap Fund (0.2%) (b)	21	215
Curian/Franklin Templeton Frontier Markets Fund (0.2%) (b)	21	220
Curian/Franklin Templeton Natural Resources Fund (0.3%) (b)	47	416
Curian/Neuberger Berman Currency Fund (0.1%) (b)	21	211
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (b)	41	423
Curian/PineBridge Merger Arbitrage Fund (0.2%) (b)	42	423
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.2%) (b)	62	626
Curian/Van Eck International Gold Fund (0.2%) (b)	21	190
JNL/AQR Managed Futures Strategy Fund (0.2%) (b)	88	879
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	40	413
JNL/Brookfield Global Infrastructure Fund (0.1%) (b)	35	430
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (b)	78	679
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	26	332
JNL/Invesco Global Real Estate Fund (0.1%) (b)	112	1,105
JNL/Invesco International Growth Fund (0.4%) (b)	238	2,596
JNL/Invesco Small Cap Growth Fund (0.1%) (b)	23	323
JNL/JPMorgan MidCap Growth Fund (0.2%) (b)	39	849
JNL/Lazard Emerging Markets Fund (0.1%) (b)	77	883
JNL/Mellon Capital Management Global Alpha Fund (0.1%) (b)	61	619
JNL/PPM America Mid Cap Value Fund (0.6%) (b)	82	871
JNL/Red Rocks Listed Private Equity Fund (0.1%) (b)	72	668
JNL/T. Rowe Price Established Growth Fund (0.1%) (b)	76	1,888

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/T. Rowe Price Value Fund (0.1%) (b)	156	1,927
Total Investment Companies (cost $20,849)		21,325
Total Investments - 100.0% (cost $20,849)		21,325
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100.0%		$21,318

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically. Percentages equal to or less than 0.05% have been rounded to 0.0%.

(b)         Investment in affiliate.

Curian Guidance - Tactical Moderate Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (10.3%) (b)	1,471	$14,708
Curian/Franklin Templeton Natural Resources Fund (0.7%) (b)	124	1,088
Curian/Neuberger Berman Currency Fund (0.3%) (b)	73	740
Curian/Nicholas Convertible Arbitrage Fund (0.7%) (b)	144	1,479
Curian/PineBridge Merger Arbitrage Fund (0.7%) (b)	147	1,479
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.5%) (b)	215	2,186
Curian/Van Eck International Gold Fund (0.7%) (b)	74	664
JNL/AQR Managed Futures Strategy Fund (0.6%) (b)	308	3,082
JNL/BlackRock Commodity Securities Fund (0.1%) (b)	106	1,083
JNL/Brookfield Global Infrastructure Fund (0.5%) (b)	123	1,507
JNL/Invesco Global Real Estate Fund (0.3%) (b)	392	3,871
JNL/Mellon Capital Management Bond Index Fund (0.2%) (b)	300	3,673
JNL/Mellon Capital Management Emerging Markets Index Fund (0.9%) (b)	356	3,803
JNL/Mellon Capital Management Global Alpha Fund (0.7%) (b)	354	3,614
JNL/Mellon Capital Management International Index Fund (0.4%) (b)	527	6,438
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (0.9%) (b)	640	9,251
JNL/Mellon Capital Management S&P 500 Index Fund (0.7%) (b)	950	11,227
JNL/Mellon Capital Management Small Cap Index Fund (0.3%) (b)	247	3,168
JNL/Red Rocks Listed Private Equity Fund (0.2%) (b)	167	1,561
Total Investment Companies (cost $73,780)		74,622
Total Investments - 100.0% (cost $73,780)		74,622
Other Assets and Liabilities, Net - (0.0%)		(24)
Total Net Assets - 100.0%		$74,598

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)         Investment in affiliate.

Curian Guidance - Tactical Maximum Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (7.1%) (b)	430	$4,107
Curian/Franklin Templeton Natural Resources Fund (0.3%) (b)	47	412
Curian/Neuberger Berman Currency Fund (0.1%) (b)	21	210
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (b)	41	421
Curian/PineBridge Merger Arbitrage Fund (0.2%) (b)	42	420
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (b)	41	414
Curian/Van Eck International Gold Fund (0.2%) (b)	21	187
JNL/AQR Managed Futures Strategy Fund (0.2%) (b)	88	878
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	60	615
JNL/Brookfield Global Infrastructure Fund (0.1%) (b)	35	429
JNL/Invesco Global Real Estate Fund (0.1%) (b)	112	1,103
JNL/Ivy Asset Strategy Fund (0.5%) (b)	880	10,890
JNL/Mellon Capital Management Global Alpha Fund (0.1%) (b)	60	616
JNL/Red Rocks Listed Private Equity Fund (0.1%) (b)	71	667
Total Investment Companies (cost $20,635)		21,369
Total Investments - 100.0% (cost $20,635)		21,369
Other Assets and Liabilities, Net - (0.0%)		(8)
Total Net Assets - 100.0%		$21,361

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically. Percentages equal to or less than 0.05% have been rounded to 0.0%.

(b)         Investment in affiliate.

Curian Guidance - Institutional Alt 65 Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (0.4%) (b)	49	$494
Curian/Franklin Templeton Frontier Markets Fund (0.4%) (b)	48	506
Curian/Franklin Templeton Natural Resources Fund (1.0%) (b)	179	1,573
Curian/Neuberger Berman Currency Fund (1.0%) (b)	221	2,235
Curian/Nicholas Convertible Arbitrage Fund (0.9%) (b)	180	1,845

See accompanying Notes to Financial Statements.

	Shares	Value
Curian/PineBridge Merger Arbitrage Fund (0.8%) (b)	183	1,844
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (1.0%) (b)	400	4,064
Curian/Van Eck International Gold Fund (0.9%) (b)	96	869
JNL/AQR Managed Futures Strategy Fund (1.0%) (b)	526	5,260
JNL/BlackRock Commodity Securities Fund (0.2%) (b)	213	2,177
JNL/Brookfield Global Infrastructure Fund (0.6%) (b)	153	1,880
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (b)	296	3,508
JNL/Franklin Templeton International Small Cap Growth Fund (0.2%) (b)	60	522
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (b)	61	764
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (b)	36	505
JNL/Invesco Global Real Estate Fund (0.2%) (b)	237	2,338
JNL/Invesco International Growth Fund (0.4%) (b)	251	2,735
JNL/Invesco Small Cap Growth Fund (0.2%) (b)	52	741
JNL/Lazard Emerging Markets Fund (0.1%) (b)	66	760
JNL/Mellon Capital Management Global Alpha Fund (0.9%) (b)	423	4,311
JNL/PIMCO Real Return Fund (0.0%) (b)	75	972
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	92	979
JNL/Red Rocks Listed Private Equity Fund (0.5%) (b)	357	3,330
JNL/T. Rowe Price Established Growth Fund (0.1%) (b)	97	2,406
JNL/T. Rowe Price Value Fund (0.2%) (b)	200	2,462
Total Investment Companies (cost $47,885)		49,080
Total Investments - 100.0% (cost $47,885)		49,080
Other Assets and Liabilities, Net - (0.0%)		(16)
Total Net Assets - 100.0%		$49,064

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically. Percentages equal to or less than 0.05% have been rounded to 0.0%.

(b)         Investment in affiliate.

Curian Guidance - Institutional Alt 100 Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (4.2%) (b)	790	$6,951
Curian/Neuberger Berman Currency Fund (4.4%) (b)	978	9,875
Curian/Nicholas Convertible Arbitrage Fund (4.1%) (b)	825	8,469
Curian/PineBridge Merger Arbitrage Fund (3.8%) (b)	840	8,469
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (4.3%) (b)	1,780	18,100
Curian/Van Eck International Gold Fund (3.9%) (b)	423	3,817
JNL/AQR Managed Futures Strategy Fund (4.4%) (b)	2,356	23,531
JNL/BlackRock Commodity Securities Fund (0.7%) (b)	945	9,663
JNL/Brookfield Global Infrastructure Fund (2.9%) (b)	702	8,632
JNL/Invesco Global Real Estate Fund (0.8%) (b)	1,047	10,345
JNL/Mellon Capital Management Global Alpha Fund (4.0%) (b)	1,894	19,319
JNL/Red Rocks Listed Private Equity Fund (2.2%) (b)	1,596	14,890
Total Investment Companies (cost $139,575)		142,061
Total Investments - 100.0% (cost $139,575)		142,061
Other Assets and Liabilities, Net - (0.0%)		(45)
Total Net Assets - 100.0%		$142,016

(a)         The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)         Investment in affiliate.

Curian Tactical Advantage 35 Fund
INVESTMENT COMPANIES - 99.7%
iShares Barclays 7-10 Year Treasury Bond Fund	7	$723
iShares Barclays Capital 3-7 Year Treasury Bond Fund	6	784
iShares Barclays Capital Intermediate Credit Bond Fund	6	630
iShares Barclays Capital MBS Bond Fund	22	2,404
iShares MSCI EMU Index Fund	25	820
iShares MSCI Japan Index Fund	10	100
iShares MSCI Pacific ex-Japan Index Fund	11	508
iShares MSCI United Kingdom Index Fund	5	83
iShares Russell 1000 Growth Index Fund	33	2,193
iShares Russell 1000 Value Index Fund	37	2,710
iShares Russell 2000 Growth Index Fund	4	345
iShares Russell 2000 Value Index Fund	6	448
PIMCO 1-5 Year U.S. TIPS Index ETF	9	507
PowerShares Emerging Markets Sovereign Debt Portfolio	17	521
Vanguard Intermediate-Term Corporate Bond ETF	20	1,796
Vanguard MSCI Emerging Markets ETF	21	922
Vanguard Total Bond Market ETF	28	2,329
Total Investment Companies (cost $17,566)		17,823
SHORT TERM INVESTMENTS - 0.4%
Investment Company - 0.4%
JNL Money Market Fund, 0.06% (a) (b)	61	61
Total Short Term Investments (cost $61)		61
Total Investments - 100.1% (cost $17,627)		17,884
Other Assets and Liabilities, Net - (0.1%)		(17)
Total Net Assets - 100.0%		$17,867

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Financial Statements.

	Shares	Value
Curian Tactical Advantage 60 Fund
INVESTMENT COMPANIES - 99.5%
iShares Barclays 7-10 Year Treasury Bond Fund	6	$604
iShares Barclays Capital 3-7 Year Treasury Bond Fund	5	603
iShares Barclays Capital Intermediate Credit Bond Fund	4	484
iShares Barclays Capital MBS Bond Fund	17	1,794
iShares MSCI EMU Index Fund	52	1,750
iShares MSCI Japan Index Fund	22	213
iShares MSCI Pacific ex-Japan Index Fund	24	1,115
iShares MSCI United Kingdom Index Fund	11	204
iShares Russell 1000 Growth Index Fund	71	4,677
iShares Russell 1000 Value Index Fund	79	5,776
iShares Russell 2000 Growth Index Fund	8	736
iShares Russell 2000 Value Index Fund	12	877
PIMCO 1-5 Year U.S. TIPS Index ETF	7	392
PowerShares Emerging Markets Sovereign Debt Portfolio	13	403
Vanguard Intermediate-Term Corporate Bond ETF	15	1,325
Vanguard MSCI Emerging Markets ETF	44	1,943
Vanguard Total Bond Market ETF	20	1,670
Total Investment Companies (cost $23,985)		24,566
SHORT TERM INVESTMENTS - 1.4%
Investment Company - 1.4%
JNL Money Market Fund, 0.06% (a) (b)	341	341
Total Short Term Investments (cost $341)		341
Total Investments - 100.9% (cost $24,326)		24,907
Other Assets and Liabilities, Net - (0.9%)		(224)
Total Net Assets - 100.0%		$24,683

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

Curian Tactical Advantage 75 Fund
INVESTMENT COMPANIES - 96.1%
iShares Barclays 7-10 Year Treasury Bond Fund	1	$160
iShares Barclays Capital 3-7 Year Treasury Bond Fund	1	162
iShares Barclays Capital Intermediate Credit Bond Fund	1	154
iShares Barclays Capital MBS Bond Fund	5	523
iShares MSCI EMU Index Fund	58	1,953
iShares MSCI Japan Index Fund	25	240
iShares MSCI Pacific ex-Japan Index Fund	27	1,257
iShares MSCI United Kingdom Index Fund	13	230
iShares Russell 1000 Growth Index Fund	80	5,223
iShares Russell 1000 Value Index Fund	89	6,453
iShares Russell 2000 Growth Index Fund	9	822
iShares Russell 2000 Value Index Fund	13	979
PIMCO 1-5 Year U.S. TIPS Index ETF	2	125
PowerShares Emerging Markets Sovereign Debt Portfolio	4	128
Vanguard Intermediate-Term Corporate Bond ETF	5	469
Vanguard MSCI Emerging Markets ETF	49	2,201
Vanguard Total Bond Market ETF	4	364
Total Investment Companies (cost $20,864)		21,443
SHORT TERM INVESTMENTS - 1.7%
Investment Company - 1.7%
JNL Money Market Fund, 0.06% (a) (b)	377	377
Total Short Term Investments (cost $377)		377
Total Investments - 97.8% (cost $21,241)		21,820
Other Assets and Liabilities, Net - 2.2%		501
Total Net Assets - 100.0%		$22,321

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Diversified Fund
INVESTMENT COMPANIES - 6.1%
Alerian MLP ETF	187	$2,983
iShares Barclays 1-3 Year Treasury Bond Fund	1	121
iShares Core Total U.S. Bond Market ETF	13	1,454
iShares JPMorgan USD Emerging Markets Bond Fund	5	583
iShares MSCI ACWI Index Fund	1	67
iShares MSCI Canada Index Fund	28	806
iShares MSCI EAFE Index Fund	—	22
SPDR Barclays High Yield Bond ETF	21	852
SPDR S&P 500 ETF Trust - Series 1	—	45
Vanguard MSCI Emerging Markets ETF	1	54
Vanguard REIT ETF	27	1,804

Total Investment Companies (cost $8,785)		8,791

SHORT TERM INVESTMENTS - 86.5%
Federal Home Loan Bank - 7.7%
Federal Home Loan Bank
0.12%, 01/09/13 - 01/25/13 (a)	$4,000	4,000
0.14%, 01/18/13 - 02/13/13 (a)	7,000	7,000
		11,000
Federal Home Loan Mortgage Corp. - 11.2%
Federal Home Loan Mortgage Corp.
0.12%, 01/07/13 - 02/25/13 (a)	8,500	8,500
0.13%, 02/11/13 (a)	6,000	5,999
0.08%, 03/21/13 (a)	1,500	1,500
		15,999
Federal National Mortgage Association - 11.2%
Federal National Mortgage Association
0.12%, 01/02/13 - 01/09/13 (a)	5,000	5,000
0.13%, 02/13/13 (a)	6,000	5,999
0.14%, 02/14/13 (a)	5,000	5,000
		15,999
Investment Company - 9.5%
JNL Money Market Fund, 0.06% (b) (c)	13,617	13,617

Treasury Securities - 46.9%
U.S. Treasury Bill
0.06%, 02/28/13	$30,000	30,000
0.08%, 03/14/13 (d)	805	805
0.09%, 03/21/13	36,375	36,372
		67,177

Total Short Term Investments (cost $123,786)		123,792

Total Investments - 92.6% (cost $132,571)		132,583
Other Assets and Liabilities, Net - 7.4%		10,596
Total Net Assets - 100.0%		$143,179

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.
(d)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands, except contracts)

December 31, 2012

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
MSCI Mini EAFE Index Future	March 2013	67	$100
MSCI Mini Emerging Markets Index Future	March 2013	38	53
S&P 500 E-Mini Index Future	March 2013	101	34
U.S. Treasury Note Future, 2-Year	March 2013	157	6
			$193

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

AUD/USD	03/21/2013	CCI	AUD	1,487	$1,535	$(10)
AUD/USD	03/21/2013	CCI	AUD	1,177	1,215	(9)
AUD/USD	03/21/2013	CCI	AUD	1,676	1,731	(22)
AUD/USD	03/21/2013	CCI	AUD	2,016	2,082	(26)
AUD/USD	03/21/2013	CCI	AUD	144	149	(2)
AUD/USD	03/21/2013	CCI	AUD	214	221	1
CAD/USD	03/21/2013	CCI	CAD	1,711	1,717	(12)
CAD/USD	03/21/2013	CCI	CAD	1,180	1,185	(8)
CAD/USD	03/21/2013	CCI	CAD	1,658	1,664	(12)
CAD/USD	03/21/2013	CCI	CAD	1,209	1,213	(8)
CAD/USD	03/21/2013	CCI	CAD	645	648	(7)
CAD/USD	03/21/2013	CCI	CAD	1,258	1,263	(11)
CAD/USD	03/21/2013	CCI	CAD	1,289	1,294	(12)
CAD/USD	03/21/2013	CCI	CAD	176	176	(2)
CAD/USD	03/21/2013	CCI	CAD	161	162	(1)
CAD/USD	03/21/2013	CCI	CAD	242	243	(2)
CAD/USD	03/21/2013	CCI	CAD	81	81	(1)
CAD/USD	03/21/2013	CCI	CAD	1,128	1,132	(12)
CAD/USD	03/21/2013	CCI	CAD	241	242	(3)
CAD/USD	03/21/2013	CCI	CAD	926	929	(5)
CAD/USD	03/21/2013	CCI	CAD	242	243	—
CAD/USD	03/21/2013	CCI	CAD	310	311	—
EUR/USD	03/21/2013	CCI	EUR	348	459	1
EUR/USD	03/21/2013	CCI	EUR	99	131	—
EUR/USD	03/21/2013	CCI	EUR	50	66	—
EUR/USD	03/21/2013	CCI	EUR	871	1,150	(1)
GBP/USD	03/21/2013	CCI	GBP	132	214	2
GBP/USD	03/21/2013	CCI	GBP	1,108	1,800	11
JPY/USD	03/21/2013	CCI	JPY	103,819	1,199	(60)
JPY/USD	03/21/2013	CCI	JPY	79,497	918	(46)
JPY/USD	03/21/2013	CCI	JPY	40,687	470	(21)
JPY/USD	03/21/2013	CCI	JPY	141,413	1,633	(81)
JPY/USD	03/21/2013	CCI	JPY	37,734	436	(21)
JPY/USD	03/21/2013	CCI	JPY	5,548	64	(3)
JPY/USD	03/21/2013	CCI	JPY	539	6	—
JPY/USD	03/21/2013	CCI	JPY	765	9	—
JPY/USD	03/21/2013	CCI	JPY	2,295	26	(1)
JPY/USD	03/21/2013	CCI	JPY	10,711	124	(4)
JPY/USD	03/21/2013	CCI	JPY	1,530	18	(1)
JPY/USD	03/21/2013	CCI	JPY	16,307	188	(5)
NOK/USD	03/21/2013	CCI	NOK	4,466	801	17
NOK/USD	03/21/2013	CCI	NOK	2,626	471	8
NOK/USD	03/21/2013	CCI	NOK	5,453	978	17
NOK/USD	03/21/2013	CCI	NOK	586	105	—
NZD/USD	03/21/2013	CCI	NZD	1,248	1,026	(9)
NZD/USD	03/21/2013	CCI	NZD	525	431	(6)
NZD/USD	03/21/2013	CCI	NZD	34	28	(1)
NZD/USD	03/21/2013	CCI	NZD	68	56	(1)
NZD/USD	03/21/2013	CCI	NZD	237	195	(4)
NZD/USD	03/21/2013	CCI	NZD	1,126	926	(8)
SEK/USD	03/21/2013	CCI	SEK	8,501	1,305	39
SEK/USD	03/21/2013	CCI	SEK	6,295	966	20
SEK/USD	03/21/2013	CCI	SEK	10,917	1,676	39
SEK/USD	03/21/2013	CCI	SEK	7,243	1,112	23
SEK/USD	03/21/2013	CCI	SEK	1,141	175	—
USD/AUD	03/21/2013	CCI	AUD	(257)	(265)	4
USD/AUD	03/21/2013	CCI	AUD	(486)	(502)	7
USD/AUD	03/21/2013	CCI	AUD	(69)	(72)	1
USD/AUD	03/21/2013	CCI	AUD	(139)	(144)	2
USD/AUD	03/21/2013	CCI	AUD	(406)	(419)	4
USD/AUD	03/21/2013	CCI	AUD	(351)	(362)	(1)
USD/AUD	03/21/2013	CCI	AUD	(939)	(970)	(1)
USD/CAD	03/21/2013	CCI	CAD	(816)	(819)	(1)
USD/CAD	03/21/2013	CCI	CAD	(808)	(811)	(1)
USD/EUR	03/21/2013	CCI	EUR	(1,301)	(1,719)	(35)
USD/EUR	03/21/2013	CCI	EUR	(1,041)	(1,375)	(28)
USD/EUR	03/21/2013	CCI	EUR	(1,153)	(1,522)	(35)
USD/EUR	03/21/2013	CCI	EUR	(2,144)	(2,832)	(60)
USD/EUR	03/21/2013	CCI	EUR	(1,965)	(2,596)	(49)
USD/EUR	03/21/2013	CCI	EUR	(3,386)	(4,472)	(64)
USD/EUR	03/21/2013	CCI	EUR	(834)	(1,101)	(13)
USD/EUR	03/21/2013	CCI	EUR	(834)	(1,101)	(13)
USD/EUR	03/21/2013	CCI	EUR	(181)	(239)	—
USD/EUR	03/21/2013	CCI	EUR	(346)	(457)	2
USD/EUR	03/21/2013	CCI	EUR	(244)	(322)	—
USD/EUR	03/21/2013	CCI	EUR	(369)	(487)	1
USD/GBP	03/21/2013	CCI	GBP	(257)	(417)	(3)
USD/GBP	03/21/2013	CCI	GBP	(797)	(1,294)	(12)
USD/GBP	03/21/2013	CCI	GBP	(716)	(1,162)	(10)
USD/GBP	03/21/2013	CCI	GBP	(68)	(111)	(1)
USD/GBP	03/21/2013	CCI	GBP	(662)	(1,075)	(7)
USD/GBP	03/21/2013	CCI	GBP	(500)	(812)	(6)
USD/GBP	03/21/2013	CCI	GBP	(190)	(309)	(2)
USD/GBP	03/21/2013	CCI	GBP	(30)	(48)	—
USD/GBP	03/21/2013	CCI	GBP	(60)	(97)	—
USD/GBP	03/21/2013	CCI	GBP	(209)	(339)	(1)
USD/GBP	03/21/2013	CCI	GBP	(117)	(190)	—
USD/JPY	03/21/2013	CCI	JPY	(23,103)	(267)	7
USD/JPY	03/21/2013	CCI	JPY	(61,224)	(707)	19
USD/JPY	03/21/2013	CCI	JPY	(31,190)	(360)	9
USD/JPY	03/21/2013	CCI	JPY	(14,671)	(170)	2
USD/NOK	03/21/2013	CCI	NOK	(104)	(19)	—
USD/NOK	03/21/2013	CCI	NOK	(208)	(37)	—
USD/NOK	03/21/2013	CCI	NOK	(729)	(131)	(1)
USD/NOK	03/21/2013	CCI	NOK	(592)	(106)	(1)
USD/NZD	03/21/2013	CCI	NZD	(71)	(58)	(1)
USD/SEK	03/21/2013	CCI	SEK	(1,492)	(229)	(1)
					$8,073	$(549)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands)

December 31, 2012

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	*Alerian MLP Index	1-month Libor + 0.45%	12/13/2013	$7	$137
BOA	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.40%	12/13/2013	15	7
BOA	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.60%	12/13/2013	110	89
CCI	*Alerian MLP Index	1-month Libor + 0.89%	12/13/2013	2	(10)
GSI	*Vanguard REIT Index ETF	Federal Funds Effective Rate - 0.05%	12/13/2013	197	379
JPM	*iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.10%	12/13/2013	95	(4)
JPM	*SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.25%	12/13/2013	324	49
JPM	*SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.25%	12/13/2013	40	(4)
MSI	*iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate - 1.00%	12/13/2013	25	(8)
					$635

(1)	Notional amount is stated in USD unless otherwise noted.
*

Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 forFinancial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuationinputs. See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Aggressive Fund
INVESTMENT COMPANIES - 0.2%
iShares Barclays 1-3 Year Treasury Bond Fund	—	$13
iShares MSCI EAFE Index Fund	—	23
iShares Russell 2000 Index Fund	—	2
SPDR S&P 500 ETF Trust - Series 1	—	25
Vanguard MSCI Emerging Markets ETF	1	43

Total Investment Companies (cost $101)		106

SENIOR DEBT NOTES - 3.8%
VelocityShares Daily Inverse VIX Short Term ETN (b)	38	622
iPath S&P 500 VIX Mid-Term Futures ETN (b)	17	482
iPath S&P 500 Dynamic VIX ETN (b)	24	1,123

Total Senior Debt Notes (cost $2,318)		2,227

SHORT TERM INVESTMENTS - 94.8%
Federal Home Loan Bank - 7.8%
Federal Home Loan Bank
0.12%, 01/09/13 (a)	$1,000	1,000
0.11%, 01/18/13 (a)	2,500	2,500
0.07%, 03/01/13 (a)	1,000	1,000
		4,500
Federal Home Loan Mortgage Corp. - 7.7%
Federal Home Loan Mortgage Corp.
0.12%, 01/07/13 (a)	2,000	2,000
0.08%, 03/21/13 (a)	1,500	1,500
0.06%, 03/25/13 (a)	1,000	1,000
		4,500
Federal National Mortgage Association - 7.7%
Federal National Mortgage Association
0.12%, 01/09/13 (a)	1,500	1,500
0.07%, 02/04/13 (a)	2,000	2,000
0.11%, 03/13/13 (a)	1,000	1,000
		4,500
Investment Company - 22.3%
JNL Money Market Fund, 0.06% (c) (d)	12,974	12,974

Treasury Securities - 49.3%
U.S. Treasury Bill
0.07%, 01/24/13	$4,000	4,000
0.06%, 02/28/13	7,500	7,500
0.08%, 03/14/13 (e)	585	585
0.09%, 03/21/13	16,545	16,543
		28,628

Total Short Term Investments (cost $55,101)		55,102

Total Investments - 98.8% (cost $57,520)		57,435
Other Assets and Liabilities, Net - 1.2%		675
Total Net Assets - 100.0%		$58,110

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.
(e)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands, except contracts)

December 31, 2012

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
MSCI Mini EAFE Index Future	March 2013	36	$47
MSCI Mini Emerging Markets Index Future	March 2013	51	68
Russell 2000 Mini Index Future	March 2013	33	49
S&P 500 E-Mini Index Future	March 2013	40	14
U.S. Treasury Note Future, 2-Year	March 2013	134	5
			$183

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

AUD/USD	03/21/2013	CCI	AUD	86	$89	$(1)
AUD/USD	03/21/2013	CCI	AUD	108	112	(1)
AUD/USD	03/21/2013	CCI	AUD	33	34	—
AUD/USD	03/21/2013	CCI	AUD	141	145	(2)
AUD/USD	03/21/2013	CCI	AUD	117	121	(1)
AUD/USD	03/21/2013	CCI	AUD	30	31	—
AUD/USD	03/21/2013	CCI	AUD	128	132	—
BRL/USD	03/21/2013	CCI	BRL	1,059	512	10
BRL/USD	03/21/2013	CCI	BRL	61	29	—
BRL/USD	03/21/2013	CCI	BRL	251	121	—
CAD/USD	03/21/2013	CCI	CAD	108	108	(1)
CAD/USD	03/21/2013	CCI	CAD	74	75	(1)
CAD/USD	03/21/2013	CCI	CAD	76	76	—
CAD/USD	03/21/2013	CCI	CAD	32	32	—
CAD/USD	03/21/2013	CCI	CAD	104	105	(1)
CAD/USD	03/21/2013	CCI	CAD	71	71	(1)
CAD/USD	03/21/2013	CCI	CAD	37	37	—
CAD/USD	03/21/2013	CCI	CAD	28	28	—
CAD/USD	03/21/2013	CCI	CAD	129	129	—
CLP/USD	03/21/2013	CCI	CLP	242,285	501	(4)
CLP/USD	03/21/2013	CCI	CLP	15,450	32	—
CLP/USD	03/21/2013	CCI	CLP	62,926	130	—
NOK/USD	03/21/2013	CCI	NOK	950	171	3
NOK/USD	03/21/2013	CCI	NOK	839	151	3
NOK/USD	03/21/2013	CCI	NOK	559	100	2
NOK/USD	03/21/2013	CCI	NOK	322	58	1
NOK/USD	03/21/2013	CCI	NOK	219	39	1
NOK/USD	03/21/2013	CCI	NOK	99	18	—
NOK/USD	03/21/2013	CCI	NOK	723	130	1
NZD/USD	03/21/2013	CCI	NZD	405	333	(3)
NZD/USD	03/21/2013	CCI	NZD	205	169	(2)
NZD/USD	03/21/2013	CCI	NZD	37	30	—
NZD/USD	03/21/2013	CCI	NZD	166	136	1
RUB/USD	03/21/2013	CCI	RUB	15,655	506	3
RUB/USD	03/21/2013	CCI	RUB	1,021	33	—
RUB/USD	03/21/2013	CCI	RUB	3,823	124	(1)
ZAR/USD	03/22/2013	CCI	ZAR	4,422	516	13
ZAR/USD	03/22/2013	CCI	ZAR	191	22	—
ZAR/USD	03/22/2013	CCI	ZAR	1,111	130	1
					$5,316	$20

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized (Depreciation)
CCI	*iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.00%	12/13/2013	$53	$(52)
CCI	*iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.00%	12/13/2013	17	(3)
GSI	*iPath S&P 500 VIX Mid-Term Futures ETN	1-week Libor - 1.70%	12/13/2013	95	(54)
GSI	*iPath S&P 500 VIX Mid-Term Futures ETN	1-week Libor - 1.70%	12/13/2013	27	(12)
JPM	*Velocity Shares Daily Inverse VIX Short-Term ETN	1-week Libor - 0.30%	12/13/2013	134	(3)
					$(124)

(1)	Notional amount is stated in USD unless otherwise noted.
*

Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 forFinancial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuationinputs. See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares	Value

Curian Dynamic Risk Advantage - Income Fund
INVESTMENT COMPANIES - 97.9%
iShares Barclays 1-3 Year Treasury Bond Fund	94	$7,935
iShares Barclays Credit Bond Fund	81	9,117
iShares JPMorgan USD Emerging Markets Bond Fund	77	9,507
PowerShares Preferred Portfolio	628	9,225
SPDR Barclays High Yield Bond ETF	231	9,393
SPDR Dow Jones Global Real Estate ETF	229	9,658
SPDR S&P Dividend ETF	159	9,263
SPDR S&P International Dividend ETF	196	9,420

Total Investment Companies (cost $72,803)		73,518

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 2.4%
JNL Money Market Fund, 0.06% (a) (b)	1,768	1,768

Total Short Term Investments (cost $1,768)		1,768

Total Investments - 100.3% (cost $74,571)		75,286
Other Assets and Liabilities, Net - (0.3%)		(233)
Total Net Assets - 100.0%		$75,053

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

Curian/American Funds Growth Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth Fund - Class 1	171	$10,434

Total Investment Companies (cost $10,151)		10,434

Total Investments - 100.0% (cost $10,151)		10,434
Other Assets and Liabilities, Net - (0.0% )		(5)
Total Net Assets - 100.0%		$10,429

Curian/DFA U.S. Micro Cap Fund* (b)
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 18.0%
Aeropostale Inc. (a)	32	$416
Arbitron Inc.	10	463
Asbury Automotive Group Inc. (a)	12	373
Barnes & Noble Inc. (a)	24	356
Churchill Downs Inc.	6	407
Conn’s Inc. (a)	13	395
DineEquity Inc. (a)	6	371
Shutterfly Inc. (a)	14	423
The Jones Group Inc.	31	348
Valassis Communications Inc.	15	376
WMS Industries Inc. (a)	21	375
Other Securities		20,172
		24,475
CONSUMER STAPLES - 3.4%
Prestige Brands Holdings Inc. (a)	19	375
Sanderson Farms Inc.	9	432
Other Securities		3,837
		4,644
ENERGY - 6.9%
C&J Energy Services Inc. (a)	20	427
Gulfmark Offshore Inc. - Class A	10	358
Hercules Offshore Inc. (a)	62	380
ION Geophysical Corp. (a)	53	347
PDC Energy Inc. (a)	11	354
Other Securities		7,475
		9,341
FINANCIALS - 15.4%
World Acceptance Corp. (a)	5	387
Other Securities		20,506
		20,893
HEALTH CARE - 9.6%
Acorda Therapeutics Inc. (a)	16	393
Analogic Corp.	5	364
Arthrocare Corp. (a)	11	377
Hanger Orthopedic Group Inc. (a)	13	367
ICU Medical Inc. (a)	6	346
MedAssets Inc. (a)	21	359
Other Securities		10,849
		13,055
INDUSTRIALS - 17.1%
ABM Industries Inc.	21	424
AZZ Inc.	10	381
Briggs & Stratton Corp.	18	390
ESCO Technologies Inc.	10	371
Lindsay Corp.	5	401
Matson Inc.	16	384
Mobile Mini Inc. (a)	17	347
Mueller Water Products Inc. - Class A	62	348
On Assignment Inc. (a)	20	407
Titan International Inc.	18	380
TriMas Corp. (a)	13	358
United Stationers Inc.	14	421
Other Securities		18,650
		23,262
INFORMATION TECHNOLOGY - 19.8%
ADTRAN Inc.	25	487
Integrated Device Technology Inc. (a)	56	411
Intersil Corp. - Class A	50	415
NetScout Systems Inc. (a)	14	374
Power Integrations Inc.	11	380
QLogic Corp. (a)	37	361
RF Micro Devices Inc. (a)	109	487
Synaptics Inc. (a)	13	385
Take-Two Interactive Software Inc. (a)	36	391
Ultratech Inc. (a)	10	384
Other Securities		22,717
		26,792
MATERIALS - 7.1%
Clearwater Paper Corp. (a)	9	362
KapStone Paper and Packaging Corp.	18	410
Schweitzer-Mauduit International Inc.	11	425
Other Securities		8,416
		9,613
TELECOMMUNICATION SERVICES - 1.1%
Other Securities		1,453

UTILITIES - 1.5%
Other Securities		2,047

See accompanying Notes to Financial Statements.

	Shares	Value
Total Common Stocks (cost $135,360)		135,575

Total Investments - 99.9% (cost $135,360)		135,575
Other Assets and Liabilities, Net - 0.1%		136
Total Net Assets - 100.0%		$135,711

(a)	Non-income producing security.
(b)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2012. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Annuity Service Center at 1-800-873-5654.

Curian/Epoch Global Shareholder Yield Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 10.4%
Comcast Corp. - Special Class A	8	$292
Compass Group Plc	18	210
Daimler AG	6	351
Genuine Parts Co.	3	161
Mattel Inc.	8	290
McDonald’s Corp.	3	255
Pearson Plc	23	455
Regal Entertainment Group - Class A	12	172
Shaw Communications Inc. - Class B	12	282
Time Warner Inc.	5	225
		2,693
CONSUMER STAPLES - 16.5%
Altria Group Inc.	13	394
Anheuser-Busch InBev NV	2	181
British American Tobacco Plc	4	222
Coca-Cola Co.	4	139
Coca-Cola Enterprises Inc.	5	147
Diageo Plc - ADR	2	181
HJ Heinz Co.	2	137
Imperial Tobacco Group Plc	11	415
Kimberly-Clark Corp.	5	412
Lorillard Inc.	3	315
Nestle SA	7	431
PepsiCo Inc.	2	138
Philip Morris International Inc.	4	349
Reckitt Benckiser Group Plc	3	216
Reynolds American Inc.	8	323
Unilever Plc	4	152
WM Morrison Supermarkets Plc	31	132
		4,284
ENERGY - 8.5%
ConocoPhillips	4	251
Diamond Offshore Drilling Inc.	6	380
Enterprise Products Partners LP	4	196
Exxon Mobil Corp.	2	140
Kinder Morgan Energy Partners LP	3	263
MarkWest Energy Partners LP	3	149
Royal Dutch Shell Plc - ADR - Class A	5	341
Spectra Energy Corp.	5	140
Total SA	7	361
		2,221
FINANCIALS - 6.8%
Arthur J. Gallagher & Co.	8	260
CME Group Inc.	5	238
Health Care REIT Inc.	3	199
Muenchener Rueckversicherungs AG	2	377
SCOR SE	12	321
Travelers Cos. Inc.	2	152
Westpac Banking Corp.	8	209
		1,756
HEALTH CARE - 8.8%
Abbott Laboratories	3	167
AstraZeneca Plc - ADR	4	195
Bayer AG	2	186
Bristol-Myers Squibb Co.	5	176
GlaxoSmithKline Plc	15	318
Johnson & Johnson	3	196
Merck & Co. Inc.	5	189
Novartis AG	4	262
Roche Holding AG	2	355
Sanofi SA	3	239
		2,283
INDUSTRIALS - 8.8%
BAE Systems Plc	58	320
Deere & Co.	2	135
Deutsche Post AG	6	128
Emerson Electric Co.	4	186
Firstgroup Plc	32	108
Honeywell International Inc.	3	184
Lockheed Martin Corp.	4	334
Orkla ASA	23	202
RR Donnelley & Sons Co.	15	134
Vinci SA	6	289
Waste Management Inc.	8	258
		2,278
INFORMATION TECHNOLOGY - 5.0%
Automatic Data Processing Inc.	3	150
Diebold Inc.	4	125
KLA-Tencor Corp.	4	198
Microchip Technology Inc.	9	298
Microsoft Corp.	7	194
Oracle Corp.	4	121
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12	207
		1,293
MATERIALS - 2.6%
BASF SE	4	410
EI Du Pont de Nemours & Co.	6	281
		691
TELECOMMUNICATION SERVICES - 14.5%
AT&T Inc.	9	293
BCE Inc.	12	499
CenturyTel Inc.	10	373
Deutsche Telekom AG	26	299
Philippine Long Distance Telephone Co. - ADR	2	142
Rogers Communications Inc. - Class B	5	248
Swisscom AG	1	473
Telstra Corp. Ltd.	71	322
Verizon Communications Inc.	9	406
Vivendi SA	13	300
Vodafone Group Plc	169	426
		3,781

See accompanying Notes to Financial Statements.

	Shares	Value
UTILITIES - 13.8%
CMS Energy Corp.	8	203
Dominion Resources Inc.	4	190
Duke Energy Corp.	6	404
Integrys Energy Group Inc.	2	111
National Grid Plc	37	428
NiSource Inc.	6	143
PPL Corp.	11	316
SCANA Corp.	3	149
Southern Co.	6	254
SSE Plc	14	318
TECO Energy Inc.	15	256
Terna Rete Elettrica Nazionale SpA	63	252
United Utilities Group Plc	36	392
Vectren Corp.	6	175
		3,591

Total Common Stocks (cost $24,273)		24,871

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.5%
ProSiebenSat.1 Media AG	4	118

FINANCIALS - 0.2%
MetLife Inc., 6.50%, (callable at 25 beginning 02/06/13) (a)	2	51

Total Preferred Stocks (cost $156)		169

SHORT TERM INVESTMENTS - 5.1%
Investment Company - 5.1%
JNL Money Market Fund, 0.06% (b) (c)	1,332	1,332

Total Short Term Investments (cost $1,332)		1,332

Total Investments - 101.5% (cost $25,761)		26,372
Other Assets and Liabilities, Net - (1.5%)		(381)
Total Net Assets - 100.0%		$25,991

(a)	Perpetual security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	2.1%
Belgium	0.7
Canada	4.1
France	6.0
Germany	7.5
Italy	1.0
Netherlands	1.4
Norway	0.8
Philippines	0.6
Switzerland	6.1
Taiwan	0.8
United Kingdom	17.9
United States	51.0
Total Long-Term Investments	100.0%

*The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

	Shares	Value
Curian/FAMCO Flex Core Covered Call Fund
COMMON STOCKS - 89.8%
CONSUMER DISCRETIONARY - 14.8%
Coach Inc.	13	$699
Home Depot Inc.	12	736
McDonald’s Corp.	11	997
Time Warner Cable Inc.	9	826
Whirlpool Corp.	10	987
		4,245
CONSUMER STAPLES - 18.5%
HJ Heinz Co.	19	1,079
Kraft Foods Group Inc.	15	677
Mondelez International Inc. - Class A	27	685
PepsiCo Inc.	13	862
Philip Morris International Inc.	15	1,255
Wal-Mart Stores Inc.	11	737
		5,295
ENERGY - 8.4%
Chevron Corp.	13	1,362
ConocoPhillips	18	1,044
		2,406
HEALTH CARE - 9.2%
Johnson & Johnson	10	701
Medtronic Inc.	14	587
Pfizer Inc.	54	1,354
		2,642
INDUSTRIALS - 11.6%
Deere & Co.	7	622
General Electric Co.	41	869
Union Pacific Corp.	9	1,119
United Technologies Corp.	9	730
		3,340
INFORMATION TECHNOLOGY - 20.4%
Apple Inc.	2	1,119
Cisco Systems Inc.	42	818
Intel Corp.	45	928
International Business Machines Corp.	5	1,034
Microsoft Corp.	38	1,008
QUALCOMM Inc.	15	943
		5,850
MATERIALS - 2.0%
Dow Chemical Co.	18	582

TELECOMMUNICATION SERVICES - 4.9%
AT&T Inc.	23	789
Verizon Communications Inc.	14	619
		1,408

Total Common Stocks (cost $25,752)		25,768

INVESTMENT COMPANIES - 8.3%
SPDR S&P 500 ETF Trust - Series 1	17	2,394

Total Investment Companies (cost $2,414)		2,394

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 4.8%
JNL Money Market Fund, 0.06% (a) (b)	1,374	1,374

Total Short Term Investments (cost $1,374)		1,374

Total Investments - 102.9% (cost $29,540)		29,536
Other Assets and Liabilities, Net - (2.9%)		(845)
Total Net Assets - 100.0%		$28,691

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands, except contracts)

December 31, 2012

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apple Inc.	01/18/2014	610.00	2	$(8)
Apple Inc.	01/18/2014	550.00	17	(107)
AT&T Inc.	03/16/2013	35.00	75	(2)
AT&T Inc.	01/18/2014	35.00	159	(20)
Chevron Corp.	01/19/2013	110.00	67	(7)
Chevron Corp.	01/18/2014	110.00	59	(37)
Cisco Systems Inc.	01/19/2013	19.00	140	(11)
Cisco Systems Inc.	01/18/2014	22.00	276	(31)
Coach Inc.	02/16/2013	62.50	101	(8)
Coach Inc.	01/19/2013	60.00	25	(1)
ConocoPhillips	05/18/2013	60.00	68	(10)
ConocoPhillips	05/18/2013	57.50	17	(4)
ConocoPhillips	01/19/2013	60.00	63	(1)
ConocoPhillips	01/19/2013	57.50	32	(4)
Deere & Co.	06/22/2013	87.50	19	(9)
Deere & Co.	06/22/2013	85.00	15	(9)
Deere & Co.	01/19/2013	87.50	7	(1)
Deere & Co.	01/18/2014	85.00	31	(27)
Dow Chemical Co.	06/22/2013	34.00	36	(6)
Dow Chemical Co.	03/16/2013	32.00	17	(3)
Dow Chemical Co.	01/18/2014	35.00	127	(27)
General Electric Co.	02/16/2013	22.00	111	(3)
General Electric Co.	02/16/2013	21.00	303	(21)
HJ Heinz Co.	03/16/2013	60.00	37	(2)
HJ Heinz Co.	01/18/2014	60.00	150	(32)
Home Depot Inc.	05/18/2013	62.50	119	(36)
Intel Corp.	02/16/2013	22.00	97	(2)
Intel Corp.	01/22/2013	21.00	353	(12)
International Business Machines Corp.	04/20/2013	195.00	9	(5)
International Business Machines Corp.	01/18/2014	200.00	45	(44)
Johnson & Johnson	07/20/2013	72.50	9	(1)
Johnson & Johnson	01/19/2013	70.00	7	—
Johnson & Johnson	01/18/2014	72.50	84	(16)
Kraft Foods Group Inc.	03/16/2013	27.00	41	(1)
Kraft Foods Group Inc.	01/19/2013	26.00	203	(3)
Kraft Foods Group Inc.	03/16/2013	47.50	101	(4)
Kraft Foods Group Inc.	03/16/2013	45.00	48	(7)
McDonald’s Corp.	06/22/2013	92.50	80	(14)
McDonald’s Corp.	01/19/2013	90.00	28	(1)
Medtronic Inc.	05/18/2013	44.00	55	(5)
Medtronic Inc.	01/18/2014	45.00	88	(16)
Microsoft Corp.	02/16/2013	29.00	172	(3)
Microsoft Corp.	01/18/2014	27.00	170	(37)
PepsiCo Inc.	01/19/2013	70.00	126	(3)
Pfizer Inc.	01/18/2014	27.00	540	(42)
Philip Morris International Inc.	02/19/2013	85.00	150	(24)
Qualcomm Inc.	02/16/2013	65.00	152	(20)
SPDR S&P 500 ETF Trust – Series 1	02/16/2013	142.00	95	(35)
SPDR S&P 500 ETF Trust – Series 1	01/19/2013	145.00	73	(7)
Time Warner Cable Inc.	04/20/2013	97.50	85	(33)
Union Pacific Corp.	05/18/2013	125.00	45	(33)
Union Pacific Corp.	01/19/2013	125.00	44	(12)
United Technologies Corp.	01/19/2013	82.50	54	(6)
United Technologies Corp.	01/19/2013	80.00	19	(5)
United Technologies Corp.	05/18/2013	85.00	16	(4)
Verizon Communications Inc.	01/18/2014	45.00	143	(24)
Wal-Mart Stores Inc.	06/22/2013	70.00	37	(8)
Wal-Mart Stores Inc.	01/19/2013	70.00	52	(2)
Wal-Mart Stores Inc.	01/18/2014	72.50	19	(5)
Whirlpool Corp.	01/19/2013	100.00	97	(39)
			5,410	$(900)

See accompanying Notes to Financial Statements.

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	23,052	2,824
Options closed during the period	(15,656)	(1,731)
Options exercised during the period	(151)	(20)
Options expired during the period	(1,835)	(107)
Options outstanding at December 31, 2012	5,410	$966

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares	Value
Curian/Franklin Templeton Frontier Markets Fund
COMMON STOCKS - 92.7%
ARGENTINA - 1.7%
Telecom Argentina SA - ADR	62	$701
Ternium SA - ADR	67	1,571
		2,272
COLOMBIA - 3.1%
BanColombia SA - ADR	21	1,392
Pacific Rubiales Energy Corp.	112	2,609
		4,001
EGYPT - 3.6%
Alexandria Mineral Oils Co.	99	1,142
Eastern Tobacco	42	651
Egyptian International Pharmaceutical Industrial Co.	161	1,015
Maridive & Oil Services SAE (a)	278	323
Orascom Telecom Holding SAE - GDR (b)	483	1,517
		4,648
FRANCE - 1.6%
CFAO SA	44	2,127

GEORGIA - 1.3%
Bank of Georgia Holdings Plc	99	1,660

JORDAN - 1.0%
Arab Potash Co.	9	618
Jordan Phosphate Mines	40	729
		1,347
KAZAKHSTAN - 7.4%
Kazakhmys Plc	261	3,376
KazMunaiGas Exploration Production JSC - GDR	279	5,025
KCell JSC - GDR (a) (c)	50	583
Zhaikmunai LP - GDR (b)	60	645
		9,629
KENYA - 7.8%
British American Tobacco Kenya Ltd.	280	1,606
East African Breweries Ltd.	1,131	3,486
Equity Bank Ltd.	6,880	1,900
KenolKobil Ltd. Group	3,804	599
Safaricom Ltd.	44,491	2,612
		10,203
KUWAIT - 2.0%
Mobile Telecommunications Co. KSC	960	2,663

LEBANON - 0.3%
BLOM Bank SAL - GDR	44	344

MALAWI - 0.0%
Press Corp. Ltd. - GDR (b) (d)	3	38

MAURITIUS - 1.6%
Mauritius Commercial Bank	361	2,020

NIGERIA - 11.4%
FBN Holdings Plc	40,500	4,077
Guinness Nigeria Plc	1,101	1,939
Nigerian Breweries Plc	620	584
UAC of Nigeria Plc	7,419	1,995
United Bank for Africa Plc (a)	61,508	1,796
Zenith Bank Plc	35,276	4,403
		14,794
OMAN - 2.5%
BankMuscat SAOG	2,186	3,270

PAKISTAN - 1.7%
Fauji Fertilizer Co. Ltd.	1,555	1,874
Indus Motor Co. Ltd.	109	303
		2,177
PANAMA - 5.2%
Cable & Wireless Communications Plc	4,401	2,543
Copa Holdings SA - Class A	43	4,226
		6,769
PERU - 4.2%
Cia de Minas Buenaventura SA - ADR	54	1,923
Credicorp Ltd.	20	2,887
Intercorp Financial Services Inc.	19	679
		5,489
QATAR - 9.5%
Commercial Bank of Qatar QSC	76	1,471
Industries Qatar QSC	124	5,280
Qatar Electricity & Water Co.	17	624
Qatar Telecom Qtel QSC	174	4,987
		12,362
ROMANIA - 5.3%
Banca Transilvania (a)	4,680	1,763
OMV Petrom SA	39,862	5,076
		6,839
SOUTH AFRICA - 4.6%
MTN Group Ltd.	287	6,035

SOUTH KOREA - 1.8%
Youngone Corp.	75	2,307

TOGO - 0.5%
Ecobank Transnational Inc.	8,619	623

UKRAINE - 3.8%
Ferrexpo Plc	801	3,363
MHP SA - GDR (a) (b)	103	1,629
		4,992
UNITED ARAB EMIRATES - 4.4%
Aramex PJSC	1,252	687
Dragon Oil Plc	564	5,083
		5,770
VIETNAM - 3.4%
Dong Phu Rubber JSC	123	319
FPT Corp.	70	119
Hau Giang Pharmaceutical JSC	50	175
Hoa Phat Group JSC	349	352
Imexpharm Pharmaceutical JSC	83	141
PetroVietnam Drilling and Well Services JSC	729	1,312
PetroVietnam Fertilizer & Chemicals JSC	742	1,275
PetroVietnam Technical Service JSC	1,141	751
		4,444
ZIMBABWE - 3.0%
Delta Corp. Ltd.	2,769	2,769
Econet Wireless Zimbabwe Ltd.	254	1,143
		3,912

Total Common Stocks (cost $115,009)		120,735

See accompanying Notes to Financial Statements.

	Shares	Value
PARTICIPATORY NOTES - 5.0%
SAUDI ARABIA - 5.0%
Deutsche Bank AG Participatory Note (Saudi Basic Industries Corp.) (c) (d)	$39	952
Deutsche Bank AG Participatory Note (Saudi Dairy & Foodstuff Co.) (c) (d)	8	144
HSBC Bank Plc Participatory Note (Etihad Etisalat Co.) (d)	133	2,715
HSBC Bank Plc Participatory Note (Fawaz Abdulaziz Alhokair & Co.) (d)	17	477
HSBC Bank Plc Participatory Note (Samba Financial Group) (d)	54	647
HSBC Bank Plc Participatory Note (Saudi Basic Industries Corp.) (d)	66	1,607

Total Participatory Notes (cost $6,227)		6,542

RIGHTS - 0.1%
PetroVietnam Technical Services (a) (d)	993	63

Total Rights (cost $0)		63

SHORT TERM INVESTMENTS - 2.3%
Investment Company - 2.3%
JNL Money Market Fund, 0.06% (e) (f)	3,031	3,031

Total Short Term Investments (cost $3,031)		3,031

Total Investments - 100.1% (cost $124,267)		130,371
Other Assets and Liabilities, Net - (0.1%)		(128)
Total Net Assets - 100.0%		$130,243

(a)	Non-income producing security.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of December 31, 2012, the value of Rule 144A and Section 4(2) liquid securities was $1,679.

(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

Investments by Country*	Percentage of Total Long-Term Investments
Argentina	1.8%
Colombia	3.1
Egypt	3.7
France	1.7
Georgia	1.3
Jordan	1.1
Kazakhstan	7.6
Kenya	8.0
Kuwait	2.1
Lebanon	0.3
Mauritius	1.6
Nigeria	11.6
Oman	2.6
Pakistan	1.7
Panama	5.3
Peru	4.3
Qatar	9.7
Romania	5.4
Saudi Arabia	5.1
South Africa	4.7
South Korea	1.8
Togo	0.5
Ukraine	3.9
United Arab Emirates	4.5
Vietnam	3.5
Zimbabwe	3.1
Total Long-Term Investments	100.0%

* The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Advisers.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Fund at December 31, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
MHP SA - GDR	09/17/2012	$1,550	$1,629	1.3%
Orascom Telecom Holding SAE - GDR	09/17/2012	1,447	1,517	1.2
Press Corp. Ltd. - GDR	11/01/2012	43	38	—
Zhaikmunai LP - GDR	10/16/2012	647	645	0.5
		$3,687	$3,829	3.0%

See accompanying Notes to Financial Statements.

	Shares	Value
Curian/Franklin Templeton Natural Resources Fund
COMMON STOCKS - 94.5%
CONSUMER STAPLES - 0.5%
Bunge Ltd.	11	$785

ENERGY - 70.4%
Alpha Natural Resources Inc. (a)	136	1,321
Anadarko Petroleum Corp.	83	6,131
Apache Corp.	32	2,539
Baker Hughes Inc.	26	1,080
BP Plc - ADR	31	1,283
C&C Energia Ltd. (a)	59	559
C&J Energy Services Inc. (a)	43	911
Cabot Oil & Gas Corp. - Class A	48	2,400
Cameron International Corp. (a)	66	3,729
Canadian Natural Resources Ltd.	69	1,988
Chariot Oil & Gas Ltd. (a)	317	143
Chevron Corp.	42	4,564
Cimarex Energy Co.	14	802
Cobalt International Energy Inc. (a)	60	1,482
Concho Resources Inc. (a)	10	789
Devon Energy Corp.	82	4,259
Dresser-Rand Group Inc. (a)	21	1,173
Dril-Quip Inc. (a)	18	1,278
EnCana Corp.	55	1,083
Ensco Plc - Class A	41	2,414
Exxon Mobil Corp.	51	4,410
FMC Technologies Inc. (a)	53	2,287
Forum Energy Technologies Inc. (a)	23	573
Gran Tierra Energy Inc. (a)	204	1,126
Halliburton Co.	148	5,138
Hess Corp.	24	1,279
Hornbeck Offshore Services Inc. (a)	32	1,092
HRT Participacoes em Petroleo SA (a)	38	87
Key Energy Services Inc. (a)	278	1,930
Kodiak Oil & Gas Corp. (a)	91	804
Kosmos Energy Ltd. (a)	71	876
Marathon Oil Corp.	48	1,464
Marathon Petroleum Corp.	21	1,332
MEG Energy Corp. (a)	27	840
National Oilwell Varco Inc.	36	2,430
Noble Corp.	35	1,219
Noble Energy Inc.	32	3,271
Occidental Petroleum Corp.	64	4,934
Oceaneering International Inc.	23	1,256
OGX Petroleo e Gas Participacoes SA (a)	113	243
Oil States International Inc. (a)	25	1,778
PDC Energy Inc. (a)	34	1,142
Peabody Energy Corp.	100	2,664
Petroleo Brasileiro SA - ADR	84	1,612
PHI Inc. (a)	21	707
Phillips 66	27	1,455
Pioneer Energy Services Corp. (a)	119	861
QEP Resources Inc.	54	1,641
RigNet Inc. (a)	33	678
Rowan Cos. Plc - Class A (a)	37	1,155
Schlumberger Ltd.	91	6,292
SM Energy Co.	44	2,271
Southwestern Energy Co. (a)	98	3,264
Superior Energy Services Inc. (a)	98	2,026
Tidewater Inc.	18	809
Total SA - ADR	58	3,009
Triangle Petroleum Corp. (a)	238	1,426
Tullow Oil Plc	98	2,042
Valero Energy Corp.	34	1,164

	Shares/Par †
Weatherford International Ltd. (a)	194	2,171
Whiting Petroleum Corp. (a)	57	2,483
		117,169
INDUSTRIALS - 0.8%
Boart Longyear Ltd.	253	505
Robbins & Myers Inc.	14	827
		1,332
MATERIALS - 22.8%
AngloGold Ashanti Ltd. - ADR	37	1,172
Barrick Gold Corp.	49	1,710
BHP Billiton Plc - ADR	47	3,332
Celanese Corp. - Class A	25	1,102
CGA Mining Ltd. (a)	235	620
Cliffs Natural Resources Inc.	23	896
Freeport-McMoRan Copper & Gold Inc.	80	2,751
G-Resources Group Ltd. (a)	7,668	365
Goldcorp Inc.	46	1,675
Guyana Goldfields Inc. (a)	133	419
Iluka Resources Ltd.	35	338
Imperial Metals Corp. (a)	67	819
Ivanhoe Australia Ltd. (a)	376	195
Ivanhoe Australia Ltd. (a)	305	158
LyondellBasell Industries NV - Class A	21	1,187
MAG Silver Corp. (a)	56	574
MMG Ltd. (a) (b)	2,046	867
Nautilus Minerals Inc. (a)	78	31
Newcrest Mining Ltd.	68	1,599
North American Palladium Ltd. (a)	152	197
Osisko Mining Corp. (a)	213	1,717
PanAust Ltd.	218	775
Potash Corp. of Saskatchewan Inc.	22	893
Rangold Resources Ltd. - ADR	12	1,191
Rio Tinto Plc - ADR	30	1,740
Romarco Minerals Inc. (a)	600	464
Sandfire Resources NL (a)	98	898
Silver Lake Resources Ltd. (a)	130	451
St. Barbara Ltd. (a)	321	490
Tahoe Resources Inc. (a)	47	853
Teck Resources Ltd. - Class B	68	2,470
Turquoise Hill Resources Ltd. (a)	86	658
United States Steel Corp.	20	475
Vale SA - ADR	50	1,011
Walter Energy Inc.	47	1,693
Xstrata Plc	124	2,170
		37,956

Total Common Stocks (cost $145,121)		157,242

PREFERRED STOCKS - 0.7%
ENERGY - 0.7%
Sanchez Energy Corp., Convertible Preferred, 4.88% (b) (c)	24	1,182

Total Preferred Stocks (cost $1,200)		1,182

CORPORATE BONDS AND NOTES - 0.5%
MATERIALS - 0.5%
Molycorp Inc., 6.00%, 09/01/17	$900	847

Total Corporate Bonds and Notes (cost $900)		847

See accompanying Notes to Financial Statements.

	Shares	Value
SHORT TERM INVESTMENTS - 4.1%
Investment Company - 4.1%
JNL Money Market Fund, 0.06% (d) (e)	6,836	6,836

Total Short Term Investments (cost $6,836)		6,836

Total Investments - 99.8% (cost $154,057)		166,107
Other Assets and Liabilities, Net - 0.2%		260
Total Net Assets - 100.0%		$166,367

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of December 31, 2012, the value of Rule 144A and Section 4(2) liquid securities was $2,049.

(c)	Perpetual security.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Curian/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS - 23.7%
GOVERNMENT SECURITIES - 23.7%
Federal Farm Credit Bank - 11.3%
Federal Farm Credit Bank
1.75%, 02/21/13 (a)	$6,130	$6,143
0.22%, 06/12/13 (a) (b)	5,000	5,001
0.27%, 06/26/13 (a) (b)	3,500	3,502
0.20%, 11/19/13 (a) (b)	11,000	11,003
		25,649
Federal Home Loan Bank - 1.2%
Federal Home Loan Bank
1.63%, 03/20/13 (a)	1,250	1,254
0.16%, 04/18/13 (a)	1,500	1,500
		2,754
Federal Home Loan Mortgage Corp. - 6.1%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/13 (a)	3,750	3,766
0.16%, 05/03/13 - 06/03/13 (a) (b)	9,910	9,909
		13,675
Federal National Mortgage Association - 5.1%
Federal National Mortgage Association
1.75%, 02/22/13 (a)	7,000	7,016
0.75%, 02/26/13 (a)	2,500	2,503
4.00%, 03/11/13 (a)	1,000	1,007
1.50%, 06/26/13 (a)	1,000	1,007
		11,533

Total Government and Agency Obligations (cost $53,615)		53,611

SHORT TERM INVESTMENTS - 76.3%
Federal Home Loan Bank - 10.2%
Federal Home Loan Bank
0.11%, 01/17/13 (a)	11,000	10,999
0.13%, 04/01/13 (a)	12,150	12,148
		23,147
Federal Home Loan Mortgage Corp. - 5.8%
Federal Home Loan Mortgage Corp., 0.14%, 06/24/13 (a)	13,000	12,994

Federal National Mortgage Association - 5.5%
Federal National Mortgage Association
0.12%, 01/02/13 (a)	11,000	11,000
0.11%, 01/04/13 (a)	1,500	1,500
		12,500
Investment Company - 5.9%
JNL Money Market Fund, 0.06% (c) (d)	13,221	13,221

Treasury Securities - 48.9%
U.S. Treasury Bill
0.20%, 03/07/13	$31,500	31,498
0.08%, 03/14/13	20,000	19,999
0.16%, 04/04/13	25,000	24,996
0.14%, 05/23/13	34,000	33,986
		110,479

Total Short Term Investments (cost $172,322)		172,341

Total Investments - 100.0% (cost $225,937)		225,952
Other Assets and Liabilities, Net - 0.0%		34
Total Net Assets - 100.0%		$225,986

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Variable rate security. Rate stated was in effect as of December 31, 2012.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Financial Statements.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

AUD/USD	02/05/2013	SGB	AUD	6,754	$6,995	$(50)
AUD/USD	02/05/2013	RBC	AUD	11,026	11,421	(133)
AUD/USD	02/05/2013	SGB	AUD	6,416	6,646	9
CAD/USD	02/05/2013	SGB	CAD	21,596	21,696	(35)
CAD/USD	02/05/2013	RBC	CAD	21,596	21,696	(32)
CAD/USD	02/05/2013	RBC	CAD	7,280	7,313	(56)
CAD/USD	02/05/2013	SGB	CAD	4,080	4,098	(44)
CAD/USD	02/05/2013	RBC	CAD	9,532	9,576	(95)
CAD/USD	02/05/2013	SGB	CAD	1,726	1,734	2
CHF/USD	02/05/2013	RBC	CHF	11,744	12,849	235
CHF/USD	02/05/2013	SGB	CHF	13,549	14,823	328
CHF/USD	02/05/2013	RBC	CHF	6,403	7,005	137
CHF/USD	02/05/2013	SGB	CHF	7,805	8,539	106
CHF/USD	02/05/2013	SGB	CHF	6,136	6,713	(9)
EUR/USD	02/05/2013	RBC	EUR	4,946	6,530	112
EUR/USD	02/05/2013	SGB	EUR	18,722	24,719	546
EUR/USD	02/05/2013	SGB	EUR	10,729	14,165	157
EUR/USD	02/05/2013	SGB	EUR	1,852	2,446	(13)
EUR/USD	02/05/2013	SGB	EUR	1,554	2,052	(4)
GBP/USD	02/05/2013	SGB	GBP	17,732	28,801	239
GBP/USD	02/05/2013	RBC	GBP	5,045	8,194	69
JPY/USD	02/05/2013	CIT	JPY	3,319,772	38,330	(2,241)
JPY/USD	02/05/2013	RBC	JPY	943,698	10,896	(582)
JPY/USD	02/05/2013	SGB	JPY	195,308	2,255	(118)
JPY/USD	02/05/2013	SGB	JPY	532,203	6,145	(50)
NOK/USD	02/05/2013	RBC	NOK	46,239	8,309	135
NOK/USD	02/05/2013	SGB	NOK	87,723	15,764	353
NOK/USD	02/05/2013	SGB	NOK	27,503	4,942	108
NOK/USD	02/05/2013	RBC	NOK	63,851	11,474	197
NOK/USD	02/05/2013	SGB	NOK	45,231	8,128	107
NZD/USD	02/05/2013	RBC	NZD	14,593	12,034	(86)
NZD/USD	02/05/2013	SGB	NZD	22,881	18,868	(376)
NZD/USD	02/05/2013	RBC	NZD	2,000	1,650	(27)
NZD/USD	02/05/2013	SGB	NZD	21,237	17,512	160
SEK/USD	02/05/2013	CIT	SEK	142,740	21,931	319
SEK/USD	02/05/2013	SGB	SEK	15,506	2,382	63
SEK/USD	02/05/2013	SGB	SEK	76,092	11,691	349
SEK/USD	02/05/2013	RBC	SEK	19,398	2,980	89
USD/AUD	02/05/2013	SGB	AUD	(11,873)	(12,297)	83
USD/AUD	02/05/2013	RBC	AUD	(8,964)	(9,284)	79
USD/AUD	02/05/2013	RBC	AUD	(4,404)	(4,562)	57
USD/AUD	02/05/2013	SGB	AUD	(3,306)	(3,424)	(2)
USD/CAD	02/05/2013	RBC	CAD	(27,391)	(27,517)	110
USD/CAD	02/05/2013	SGB	CAD	(19,011)	(19,099)	27
USD/CAD	02/05/2013	SGB	CAD	(12,185)	(12,241)	87
USD/CHF	02/05/2013	RBC	CHF	(38,025)	(41,602)	(502)
USD/CHF	02/05/2013	SGB	CHF	(9,148)	(10,008)	(200)
USD/CHF	02/05/2013	RBC	CHF	(2,073)	(2,268)	(22)
USD/EUR	02/05/2013	CIT	EUR	(16,308)	(21,532)	(172)
USD/EUR	02/05/2013	SGB	EUR	(16,308)	(21,532)	(162)
USD/EUR	02/05/2013	RBC	EUR	(10,436)	(13,779)	(118)
USD/EUR	02/05/2013	RBC	EUR	(1,809)	(2,388)	(37)
USD/EUR	02/05/2013	RBC	EUR	(1,828)	(2,414)	(21)
USD/GBP	02/05/2013	RBC	GBP	(6,664)	(10,823)	(120)
USD/GBP	02/05/2013	SGB	GBP	(4,407)	(7,158)	(104)
USD/GBP	02/05/2013	SGB	GBP	(5,308)	(8,623)	(91)
USD/GBP	02/05/2013	SGB	GBP	(3,217)	(5,225)	(42)
USD/GBP	02/05/2013	RBC	GBP	(1,325)	(2,153)	(17)
USD/JPY	02/05/2013	SGB	JPY	(834,262)	(9,632)	511
USD/JPY	02/05/2013	RBC	JPY	(901,979)	(10,414)	536
USD/JPY	02/05/2013	SGB	JPY	(1,356,343)	(15,660)	620
USD/NOK	02/05/2013	CIT	NOK	(157,366)	(28,279)	(316)
USD/NOK	02/05/2013	SGB	NOK	(157,366)	(28,279)	(307)
USD/NOK	02/05/2013	SGB	NOK	(40,902)	(7,350)	(13)
USD/NZD	02/05/2013	SGB	NZD	(11,184)	(9,222)	(39)
USD/NZD	02/05/2013	SGB	NZD	(9,621)	(7,934)	45
USD/NZD	02/05/2013	SGB	NZD	(4,045)	(3,335)	28
USD/NZD	02/05/2013	RBC	NZD	(35,282)	(29,094)	368
USD/NZD	02/05/2013	SGB	NZD	(3,085)	(2,544)	(16)
USD/SEK	02/05/2013	RBC	SEK	(27,715)	(4,258)	(94)
USD/SEK	02/05/2013	RBC	SEK	(83,608)	(12,846)	(281)
USD/SEK	02/05/2013	SGB	SEK	(62,123)	(9,545)	(245)
USD/SEK	02/05/2013	SGB	SEK	(159,722)	(24,541)	19
					$(17,560)	$(482)

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Curian/Nicholas Convertible Arbitrage Fund
PREFERRED STOCKS - 3.1%
CONSUMER DISCRETIONARY - 2.7%
General Motors Co., 4.75% (a)	126	$5,538
TELECOMMUNICATION SERVICES - 0.4%
Iridium Communications Inc., Convertible Preferred, 7.00% (b)	10	911

Total Preferred Stocks (cost $5,720)		6,449

CORPORATE BONDS AND NOTES - 97.1%

CONSUMER DISCRETIONARY - 16.9%
Ctrip.com International Ltd., 0.50%, 09/15/17 (c) (g)	$1,550	1,958
D.R. Horton Inc., 2.00%, 05/15/14 (a) (g)	2,850	4,512
Group 1 Automotive Inc., 2.25%, 06/15/36 (a) (d) (g)	1,500	1,761
Iconix Brand Group Inc., 2.50%, 06/01/16 (a) (c) (g)	3,595	3,723
International Game Technology, 3.25%, 05/01/14 (a) (c) (g)	4,450	4,642
Jarden Corp., 1.88%, 09/15/18 (a) (c) (g)	3,450	3,491
Liberty Interactive LLC, 3.13%, 03/30/23 (a) (g)	3,285	4,767
MGM Resorts International, 4.25%, 04/15/15 (a) (g)	4,445	4,703
Ryman Hospitality Properties., 3.75%, 10/01/14 (a) (c) (g)	2,895	5,041
		34,598
CONSUMER STAPLES - 1.0%
Tyson Foods Inc., 3.25%, 10/15/13 (g)	1,715	2,074

ENERGY - 7.7%
Chesapeake Energy Corp., 2.50%, 05/15/37 (a) (g)	4,985	4,486
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (a) (c) (g)	4,710	4,734
McMoRan Exploration Co., 5.25%, 10/06/13 (g)	780	808
PDC Energy Inc., 3.25%, 05/15/16 (c) (g)	2,460	2,660
SEACOR Holdings Inc., 2.50%, 12/15/27 (c) (g)	2,890	2,944
		15,632
FINANCIALS - 8.1%
Annaly Capital Management Inc., 4.00%, 02/15/15 (a) (g)	2,000	2,307
Encore Capital Group Inc., 3.00%, 11/27/17 (c) (g)	1,090	1,202
iStar Financial Inc., 3.00%, 11/15/16 (g)	1,650	1,681
NorthStar Realty Finance LP, 7.50%, 03/15/31 (a) (c) (g)	2,515	3,009
PHH Corp., 4.00%, 09/01/14 (g)	3,250	3,634
Prospect Capital Corp., 5.88%, 01/15/19 (g)	815	787
Walter Investment Management Corp., 4.50%, 11/01/19 (g)	3,773	3,983
		16,603
HEALTH CARE - 19.4%
Brookdale Senior Living Inc., 2.75%, 06/15/18 (a) (g)	1,249	1,436
Gilead Sciences Inc., 1.00%, 05/01/14 (a) (g)	2,710	4,441
Hologic Inc., 2.00%, 12/15/37 (a) (d) (g)	4,225	4,711
Insulet Corp., 3.75%, 06/15/16 (a) (g)	1,875	2,035
Medicines Co., 1.38%, 06/01/17 (a) (c) (g)	4,320	4,730
Medivation Inc., 2.63%, 04/01/17 (a) (g)	3,400	4,346
NuVasive Inc., 2.75%, 07/01/17 (a) (g)	4,025	3,522
Salix Pharmaceuticals Ltd., 1.50%, 03/15/19 (c) (g)	6,215	5,986
Teva Pharmaceutical Finance Co. LLC, 0.25%, 02/01/26 (g)	2,400	2,451
Theravance Inc., 3.00%, 01/15/15 (g)	2,000	2,232
Volcano Corp., 1.75%, 12/01/17 (g)	3,695	3,723
		39,613
INDUSTRIALS - 13.3%
Air Lease Corp., 3.88%, 12/01/18 (a) (c) (g)	3,020	3,267
AirTran Holdings Inc., 5.25%, 11/01/16 (a) (g)	3,002	3,863
Chart Industries Inc., 2.00%, 08/01/18 (a) (g)	4,250	5,235
Greenbrier Cos. Inc., 3.50%, 04/01/18 (g)	3,060	2,779
Hawaiian Holdings Inc., 5.00%, 03/15/16 (a) (g)	3,250	3,595
Hertz Global Holdings Inc., 5.25%, 06/01/14 (a) (g)	1,200	2,435
Titan Machinery Inc., 3.75%, 05/01/19 (a) (c) (g)	6,400	6,020
		27,194
INFORMATION TECHNOLOGY - 22.9%
Advanced Micro Devices Inc., 6.00%, 05/01/15 (g)	1,167	1,085
Alliance Data Systems Corp., 1.75%, 08/01/13 (a) (g)	1,685	3,108
Bottomline Technologies Inc., 1.50%, 12/01/17 (g)	1,000	1,111
BroadSoft Inc., 1.50%, 07/01/18 (a) (g)	3,000	3,369
Ciena Corp., 4.00%, 03/15/15 (g)	2,315	2,649
CSG Systems International Inc., 3.00%, 03/01/17 (c) (g)	3,315	3,468
DealerTrack Holdings Inc., 1.50%, 03/15/17 (a) (c) (g)	4,130	4,360
Electronic Arts Inc., 0.75%, 07/15/16 (a) (g)	6,675	6,154
Ixia, 3.00%, 12/15/15 (a) (g)	1,775	2,061
Lam Research Corp., 1.25%, 05/15/18 (a) (g)	3,725	3,681
Micron Technology Inc., 1.88%, 08/01/31 (a) (g)	3,250	2,970
Nuance Communications Inc., 2.75%, 11/01/31 (a) (g)	3,950	4,288
SanDisk Corp., 1.50%, 08/15/17 (a) (g)	4,315	5,005
Xilinx Inc., 3.13%, 03/15/37 (g)	2,845	3,604
		46,913
MATERIALS - 5.8%
Allegheny Technologies Inc., 4.25%, 06/01/14 (g)	3,255	3,546
Kaiser Aluminum Corp., 4.50%, 04/01/15 (a) (g)	2,945	3,980
Royal Gold Inc., 2.88%, 06/15/19 (a) (g)	3,855	4,286
		11,812
TELECOMMUNICATION SERVICES - 2.0%
SBA Communications Corp., 4.00%, 10/01/14 (g)	1,740	4,114

Total Corporate Bonds and Notes (cost $187,855)		198,553

SHORT TERM INVESTMENTS - 1.9%

Investment Company - 1.9%
JNL Money Market Fund, 0.06% (e) (f)	3,793	3,793

Total Short Term Investments (cost $3,793)		3,793

Total Investments - 102.1% (cost $197,368)		208,795
Total Securities Sold Short - (40.9%) (proceeds $78,221)		(83,619)
Other Assets and Liabilities, Net - 38.8%		79,352
Total Net Assets - 100.0%		$204,528

See accompanying Notes to Financial Statements.

	Shares	Value
SECURITIES SOLD SHORT - 40.9%
COMMON STOCKS - 40.9%
CONSUMER DISCRETIONARY - 9.3%
Ctrip.com International Ltd. - ADR	63	$1,443
D.R. Horton Inc.	208	4,105
General Motors Co.	113	3,255
Group 1 Automotive Inc.	14	859
Iconix Brand Group Inc.	32	714
International Game Technology	45	631
Jarden Corp.	25	1,282
MGM Resorts International	60	696
Ryman Hospitality Properties	107	4,100
Time Warner Inc.	40	1,913
		18,998
CONSUMER STAPLES - 0.4%
Tyson Foods Inc. - Class A	47	907

ENERGY - 2.1%
Chesapeake Energy Corp.	33	551
Hornbeck Offshore Services Inc.	46	1,574
PDC Energy Inc.	30	1,002
SEACOR Holdings Inc.	14	1,166
		4,293
FINANCIALS - 2.7%
Encore Capital Group Inc.	14	423
iStar Financial Inc.	74	604
NorthStar Realty Finance Corp.	234	1,645
PHH Corp.	40	912
Walter Investment Management Corp.	43	1,856
		5,440
HEALTH CARE - 7.8%
Brookdale Senior Living Inc.	22	549
Gilead Sciences Inc.	42	3,085
Hologic Inc.	73	1,470
Insulet Corp.	39	835
Medicines Co.	91	2,184
Medivation Inc.	43	2,207
NuVasive Inc.	48	737
Salix Pharmaceuticals Ltd.	47	1,911
Teva Pharmaceutical Industries Ltd. - ADR	19	724
Theravance Inc.	39	861
Volcano Corp.	62	1,462
		16,025
INDUSTRIALS - 5.0%
Air Lease Corp. - Class A	45	961
Chart Industries Inc.	45	3,031
Greenbrier Cos. Inc.	25	403
Hawaiian Holdings Inc.	206	1,355
Hertz Global Holdings Inc.	127	2,071
Southwest Airlines Co.	98	1,001
Titan Machinery Inc.	52	1,293
		10,115
INFORMATION TECHNOLOGY - 9.5%
Alliance Data Systems Corp.	17	2,483
Bottomline Technologies Inc.	19	513
BroadSoft Inc.	50	1,816
Ciena Corp.	68	1,069
CSG Systems International Inc.	68	1,245
Dealertrack Technologies Inc.	61	1,745
Electronic Arts Inc.	53	772
Ixia	50	856
Lam Research Corp.	24	852
Micron Technology Inc.	239	1,518
Nuance Communications Inc.	69	1,543
SanDisk Corp.	56	2,453
Xilinx Inc.	73	2,613
		19,478
MATERIALS - 2.0%
Allegheny Technologies Inc.	9	265
Kaiser Aluminum Corp.	37	2,258
Royal Gold Inc.	20	1,592
		4,115
TELECOMMUNICATION SERVICES - 2.1%
Iridium Communications Inc.	55	371
SBA Communications Corp.	55	3,877
		4,248

Total Securities Sold Short - 40.9% (proceeds $78,221)		$83,619

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(b)	Perpetual security.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of December 31, 2012, the value of Rule 144A and Section 4(2) liquid securities was $61,235.

(d)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2012.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.
(g)	Convertible security.

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Curian/PIMCO Credit Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.4%
American Airlines Pass-Through Trust, 5.25%, 01/31/21	$57	$59
BlueMountain CLO Ltd., 0.55%, 11/15/17 (a)	240	238
Continental Airlines Inc. Pass-Through Trust, 7.25%, 11/10/19	61	71
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	66	87

Total Non-U.S. Government Agency Asset-Backed Securities (cost $447)		455

CORPORATE BONDS AND NOTES - 44.3%

CONSUMER DISCRETIONARY - 3.5%
Aviation Capital Group Corp., 7.13%, 10/15/20 (a)	50	53
CC Holdings GS V LLC, 2.38%, 12/15/17 (b)	150	151
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22 (b)	100	104
Comcast Corp., 6.50%, 01/15/17	50	60
DISH DBS Corp., 5.00%, 03/15/23 (b)	100	100
HD Supply Inc., 8.13%, 04/15/19 (a)	130	148
MCE Finance Ltd., 10.25%, 05/15/18	50	57
MGM Resorts International, 10.38%, 05/15/14	60	68
NBCUniversal Media LLC, 4.38%, 04/01/21	125	140
Time Warner Inc., 4.88%, 03/15/20	100	117
Tribune Co. Term Loan, 3.00%, 12/31/19 (d)	100	100
Wynn Las Vegas LLC, 5.38%, 03/15/22	60	64
		1,162
CONSUMER STAPLES - 2.5%
Altria Group Inc., 9.25%, 08/06/19 (c)	17	24
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	175	234
BAT International Finance Plc, 9.50%, 11/15/18	100	139
Kraft Foods Group Inc., 3.50%, 06/06/22 (b)	70	75
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	55
SABMiller Holdings Inc., 3.75%, 01/15/22 (a)	125	135
Tyson Foods Inc., 4.50%, 06/15/22	100	108
Wal-Mart Stores Inc., 4.25%, 04/15/21	50	58
		828
ENERGY - 9.0%
Anadarko Petroleum Corp., 8.70%, 03/15/19	70	94
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	138
BP AMI Leasing Inc., 5.52%, 05/08/19 (a)	125	149
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	64
Concho Resources Inc., 5.50%, 04/01/23	75	79
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	40	45
Encana Corp.
3.90%, 11/15/21	100	109
6.50%, 02/01/38	50	63
Ensco Plc, 4.70%, 03/15/21	100	113
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	100	132
Harvest Operations Corp., 6.88%, 10/01/17	150	167
MarkWest Energy Partners LP, 5.50%, 02/15/23	50	54
NGPL PipeCo LLC, 9.63%, 06/01/19 (b)	100	115
ONEOK Partners LP, 3.38%, 10/01/22	25	25
Petrobras International Finance Co., 5.75%, 01/20/20	90	102
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	113
6.65%, 03/15/17	100	118
6.88%, 05/01/18	50	61
3.95%, 07/15/22	10	10
Plains All American Pipeline LP, 8.75%, 05/01/19	150	204
Pride International Inc., 8.50%, 06/15/19	100	132
Rockies Express Pipeline LLC
6.25%, 07/15/13 (b)	150	153
3.90%, 04/15/15 (b)	100	100
6.85%, 07/15/18 (a)	57	60
SandRidge Energy Inc., 8.13%, 10/15/22	50	55
Southwestern Energy Co., 4.10%, 03/15/22	100	108
Texas Eastern Transmission LP, 2.80%, 10/15/22 (b)	100	100
TNK-BP Finance SA
7.50%, 07/18/16 (a)	100	116
7.88%, 03/13/18 (a)	100	121
Western Gas Partners LP, 4.00%, 07/01/22	100	105
		3,005
FINANCIALS - 18.0%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	100	130
Ally Financial Inc., 3.71%, 06/20/14 (d)	70	72
Banco Santander Brasil SA, 4.63%, 02/13/17 (a)	300	317
Banco Santander Chile, 3.88%, 09/20/22 (b)	150	154
Banque PSA Finance SA, 3.88%, 01/14/15, EUR	100	135
BBVA US Senior SAU, 4.66%, 10/09/15	200	205
Caterpillar Financial Australia Ltd., 4.25%, 09/03/14, AUD	100	105
Citigroup Inc., 1.46%, 11/30/17 (d), EUR	150	186
Ford Motor Credit Co. LLC
8.00%, 06/01/14	100	109
7.00%, 04/15/15	100	112
4.25%, 02/03/17	200	214
Goldman Sachs Group Inc., 7.50%, 02/15/19	180	226
HSBC Bank USA NA, 4.88%, 08/24/20	110	123
International Lease Finance Corp.
6.75%, 09/01/16 (a)	100	112
7.13%, 09/01/18 (a)	90	104
Itau Unibanco Holding SA, 5.13%, 05/13/23 (a)	200	205
JPMorgan Chase & Co., 7.25%, 02/01/18	200	251
JPMorgan Chase Bank NA
0.87%, 05/31/17 (d), EUR	300	384
6.00%, 10/01/17	250	296
LBG Capital No.1 Plc, 7.59%, 05/12/20, GBP	200	340
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	275	323
6.88%, 04/25/18	210	253
Morgan Stanley
7.30%, 05/13/19	390	474
5.63%, 09/23/19	125	141
5.75%, 01/25/21	100	114
Nationstar Mortgage LLC, 7.88%, 10/01/20 (a)	100	105
PHH Corp., 9.25%, 03/01/16	100	117
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (b) (e)	100	94
SL Green Realty Corp., 4.50%, 12/01/22	100	100
SLM Corp.
8.45%, 06/15/18	200	234
8.00%, 03/25/20	50	57
Wells Fargo Bank NA, 5.95%, 08/26/36	100	126
Weyerhaeuser Co., 7.38%, 03/15/32	100	126
		6,044

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands, except for contracts)

December 31, 2012

	Shares/Par †	Value
HEALTH CARE - 1.9%
Amgen Inc., 4.10%, 06/15/21	355	393
Biomet Inc. Term Loan, 3.75%, 07/25/17 (d)	150	151
Community Health Systems Inc., 5.13%, 08/15/18	30	31
HCA Inc., 8.50%, 04/15/19	60	67
		642
INDUSTRIALS - 2.4%
ABB Finance USA Inc., 1.63%, 05/08/17	30	30
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	40	43
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	135
General Electric Co., 5.25%, 12/06/17	130	153
Masco Corp., 6.50%, 08/15/32	100	103
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (a)	40	42
3.38%, 03/15/18 (a)	100	101
Turlock Corp., 2.75%, 11/02/22 (b)	100	100
Verisk Analytics Inc., 4.13%, 09/12/22	100	102
		809
INFORMATION TECHNOLOGY - 0.9%
Autodesk Inc., 1.95%, 12/15/17	100	99
BMC Software Inc., 4.50%, 12/01/22	100	103
Intel Corp., 4.80%, 10/01/41	100	110
		312
MATERIALS - 3.0%
Dow Chemical Co., 3.00%, 11/15/22	400	399
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (b)	200	202
Georgia-Pacific LLC, 7.38%, 12/01/25	50	68
Huntsman International LLC, 4.88%, 11/15/20 (b)	100	101
Rock-Tenn Co., 4.90%, 03/01/22 (a)	30	32
Westlake Chemical Corp., 3.60%, 07/15/22	30	30
Weyerhaeuser Co., 7.38%, 10/01/19	50	62
Xstrata Finance Canada Ltd., 2.45%, 10/25/17 (b)	100	101
		995
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc., 5.50%, 02/01/18	50	59
Telefonica Emisiones SAU
3.99%, 02/16/16	100	104
6.42%, 06/20/16	100	111
Verizon Communications Inc., 6.10%, 04/15/18	40	49
		323
UTILITIES - 2.1%
Energy Future Intermediate Holding Co. LLC
6.88%, 08/15/17 (a)	100	107
10.00%, 12/01/20	70	79
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	66
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (b)	100	99
NRG Energy Inc.
8.25%, 09/01/20	50	56
7.88%, 05/15/21	20	22
6.63%, 03/15/23 (a)	100	107
Virginia Electric and Power Co. - Series A, 2.95%, 01/15/22	75	79

	Shares/Par/Contracts †
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	107
		722

Total Corporate Bonds and Notes (cost $14,378)		14,842

GOVERNMENT AND AGENCY OBLIGATIONS - 34.2%

GOVERNMENT SECURITIES - 34.2%
Sovereign - 4.0%
Italy Buoni Poliennali Del Tesoro, 4.75%, 09/15/16 - 06/01/17, EUR	600	844
Spain Government Bond
3.40%, 04/30/14, EUR	150	200
3.75%, 10/31/15, EUR	100	133
3.25%, 04/30/16, EUR	125	163
		1,340
U.S. Treasury Securities - 30.2%
U.S. Treasury Bond
3.13%, 11/15/41 - 02/15/42	660	690
3.00%, 05/15/42	1,200	1,222
2.75%, 08/15/42	695	671
U.S. Treasury Note
1.75%, 05/15/22 (f)	2,030	2,048
1.63%, 08/15/22 - 11/15/22	5,555	5,512
		10,143

Total Government and Agency Obligations (cost $11,492)		11,483

PURCHASED OPTIONS - 0.0%
Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	1	7

Total Purchased Options (cost $8)		7

SHORT TERM INVESTMENTS - 19.8%

Certificates of Deposit - 0.7%
Banco do Brasil SA NY, 1.94%, 06/28/13	$100	100
Dexia Credit Local SA, 1.40%, 09/20/13	150	150
		250
Commercial Paper - 0.3%
Ford Motor Credit Co. LLC, 0.97%, 03/05/13	100	100

Federal Home Loan Bank - 1.8%
Federal Home Loan Bank, 0.18%, 05/08/13 - 05/10/13 (g)	600	600

Investment Company - 0.4%
JNL Money Market Fund, 0.06% (h) (i)	138	138

Treasury Securities - 16.6%
U.S. Treasury Bill
0.17%, 09/19/13 (f)	$59	59
0.17%, 11/14/13	4,400	4,395
0.15%, 12/12/13	1,100	1,098
		5,552
Total Short Term Investments (cost $6,638)		6,640

Total Investments - 99.7% (cost $32,963)		33,427
Other Assets and Liabilities, Net - 0.3%		92
Total Net Assets - 100.0%		$33,519

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands)

December 31, 2012

†	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.
(a)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of December 31, 2012, the value of Rule 144A and Section 4(2) liquid securities was $2,714.

(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Variable rate security. Rate stated was in effect as of December 31, 2012.
(e)	Perpetual security.
(f)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(g)	This security is a direct debt of the agency and not collateralized by mortgages.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands, except contracts)

December 31, 2012

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Fund at December 31, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

Banco Santander Chile, 3.88%, 09/20/22	11/30/2012	$153	$154	0.5%
CC Holdings GS V LLC, 2.38%, 12/15/17	12/12/2012	150	151	0.5
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	11/07/2012	100	104	0.3
DISH DBS Corp., 5.00%, 03/15/23	12/20/2012	100	100	0.3
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17	12/06/2012	200	202	0.6
Huntsman International LLC, 4.88%, 11/15/20	11/06/2012	100	101	0.3
Kraft Foods Group Inc., 3.50%, 06/06/22	06/06/2012	71	75	0.2
NGPL PipeCo LLC, 9.63%, 06/01/19	11/06/2012	115	115	0.3
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	100	99	0.3
Rockies Express Pipeline LLC, 3.90%, 04/15/15	10/12/2012	99	100	0.3
Rockies Express Pipeline LLC, 6.25%, 07/15/13	12/10/2012	153	153	0.5
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17)	04/13/2012	79	94	0.3
Texas Eastern Transmission LP, 2.80%, 10/15/22	10/22/2012	100	100	0.3
Turlock Corp., 2.75%, 11/02/22	11/15/2012	100	100	0.3
Xstrata Finance Canada Ltd., 2.45%, 10/25/17	11/19/20/12	100	101	0.3
		$1,720	$1,749	5.3%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value

Interest Rate Swaptions
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	03/18/2013	N/A	1	$—
Put Swaption, 3 month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	2	(3)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	03/18/2013	N/A	1	—
Put Swaption, 3 month LIBOR versus 1.65% fixed, BOA	03/18/2013	N/A	1	—
			5	$(3)

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	27	12
Options closed during the period	(11)	(5)
Options expired during the period	(11)	(3)
Options outstanding at December 31, 2012	5	$4

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Loss

USD/AUD	01/10/2013	BOA	AUD	(100)	$(104)	$—
USD/GBP	03/12/2013	DUB	GBP	(207)	(336)	(3)
USD/EUR	03/18/2013	CIT	EUR	(1,539)	(2,033)	(31)
					$(2,473)	$(34)

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.00%	03/20/2018	ZAR	500	$1
MSS	Brazil Interbank Deposit Rate	Paying	8.63%	01/02/2015	BRL	600	3
							$4

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Schedules of Investments (in thousands)

December 31, 2012

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized (Depreciation)
N/A	3-Month Canada Bankers Acceptance	Paying	1.60%	06/16/2015	CAD	3,000	$(3)
N/A	3-Month LIBOR	Paying	1.50%	01/04/2018		600	(1)
							$(4)

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection(2)
CIT	AT&T Inc., 1.60%, 02/15/2017	0.83%	1.00%	12/20/2017	$(150)	$1	$(1)
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	1.17%	1.00%	12/20/2017	(200)	(2)	1
BOA	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(275)	2	3
CIT	CDX.NA.IG-18	N/A	1.00%	06/20/2022	(1,875)	(48)	2
MSC	CDX.NA.IG-18	N/A	1.00%	06/20/2022	(7,475)	(190)	56
CIT	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(500)	1	—
BBP	Citigroup Inc., 6.13%, 05/15/2018	1.26%	1.00%	12/20/2017	(100)	(1)	1
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.95%	1.00%	06/20/2017	(100)	—	3
CSI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.00%	1.00%	09/20/2017	(100)	—	3
BBP	Ford Motor Co., 6.50%, 08/01/2018	1.39%	5.00%	12/20/2015	(100)	11	1
BBP	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.46%	1.00%	12/20/2017	(200)	(4)	3
CSI	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.86%	1.00%	12/20/2017	(100)	1	1
CIT	MCDX.18-V1	N/A	1.00%	06/20/2017	(100)	(2)	—
BBP	Metlife, 4.75%, 02/08/2021	1.56%	1.00%	12/20/2017	(200)	(5)	2
BOA	Metlife, 4.75%, 02/08/2021	1.56%	1.00%	12/20/2017	(100)	(3)	2
MSC	People’s Republic of China, 4.75%, 10/29/2013	0.54%	1.00%	06/20/2017	(60)	1	2
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.58%	1.00%	09/20/2017	(200)	4	6
GSI	Plains All American Pipeline, 3.95%, 09/15/2015	0.96%	1.00%	12/20/2017	(100)	—	—
BBP	Prudential Financial Inc., 4.50%, 07/15/2013	1.44%	1.00%	12/20/2017	(100)	(2)	1
BOA	Prudential Financial Inc., 4.50%, 07/15/2013	1.44%	1.00%	12/20/2017	(100)	(2)	1
DUB	Russian Federation, 7.50%, 03/31/2030	1.16%	1.00%	06/20/2017	(60)	—	4
CSI	Telecom Italia S.p.A, 5.38%, 01/29/2019	1.55%	1.00%	12/20/2015	(132)	(2)	3
CIT	The Republic of Italy, 6.88%, 09/27/2023	2.77%	1.00%	09/20/2017	(100)	(7)	2
CIT	The Republic of Italy, 6.88%, 09/27/2023	2.71%	1.00%	12/20/2017	(100)	(8)	—
GSI	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	06/20/2017	(100)	1	4
CSI	United Mexican States, 5.95%, 03/19/2019	0.89%	1.00%	09/20/2017	(100)	1	2
					$(12,727)	$(253)	$102

See accompanying Notes to Financial Statements.

Schedule of Credit Default Swap Agreements (continued)

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection(2)
N/A	CDX.NA.IG-18	1.00%	06/20/2022	$(350)	$(8)	$(2)
N/A	CDX.NA.IG-19	1.00%	12/20/2017	(1,900)	4	1
N/A	CDX.NA.IG-19	1.00%	12/20/2022	(2,350)	(74)	(3)
				$(4,600)	$(78)	$(4)

(1)	Notional amount is stated in USD unless otherwise noted.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)	If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Curian/PineBridge Merger Arbitrage Fund
COMMON STOCKS - 61.0%
CONSUMER DISCRETIONARY - 6.9%
Ameristar Casinos Inc.	53	$1,395
Arbitron Inc.	104	4,836
Teavana Holdings Inc. (a)	301	4,662
Warnaco Group Inc. (a)	61	4,338
		15,231
CONSUMER STAPLES - 2.4%
Ralcorp Holdings Inc. (a)	58	5,209

ENERGY - 3.5%
Nexen Inc.	284	7,643

FINANCIALS - 9.0%
Epoch Holding Corp.	191	5,323
Hudson City Bancorp Inc.	619	5,033
NYSE Euronext	102	3,217
SeaBright Insurance Holdings Inc.	576	6,374
		19,947
HEALTH CARE - 14.8%
Coventry Health Care Inc.	274	12,283
PSS World Medical Inc. (a)	374	10,807
Sunrise Senior Living Inc. (a)	665	9,562
		32,652
INDUSTRIALS - 17.3%
Cascade Corp.	89	5,699
GeoEye Inc. (a)	300	9,211
Robbins & Myers Inc.	242	14,378
Shaw Group Inc. (a)	191	8,893
		38,181
INFORMATION TECHNOLOGY - 4.5%
Intermec Inc. (a)	597	5,881
Retalix Ltd. (a)	65	1,945
TNS Inc. (a)	107	2,212
		10,038
MATERIALS - 0.7%
Talison Lithium Ltd. (a)	225	1,654
UTILITIES - 1.9%
CH Energy Group Inc. (b)	63	4,110
Total Common Stocks (cost $132,331)		134,665

SHORT TERM INVESTMENTS - 33.8%
Investment Company - 27.6%
JNL Money Market Fund, 0.06% (c) (d)	61,065	61,065

Treasury Securities - 6.2%
U.S. Treasury Bill
0.08%, 01/17/13	$600	600
0.09%, 03/21/13 (b)	5,000	5,000
0.10%, 04/11/13	5,000	4,999
0.07%, 04/25/13	3,000	2,999
		13,598
Total Short Term Investments (cost $74,663)		74,663

Total Investments - 94.8% (cost $206,994)		209,328
Total Securities Sold Short - (9.4%) (proceeds $19,080)		(20,847)
Other Assets and Liabilities, Net - 14.6%		32,436
Total Net Assets - 100.0%		$220,917

SECURITIES SOLD SHORT - 9.4%
COMMON STOCKS - 9.4%
CONSUMER DISCRETIONARY - 0.5%
PVH Corp.	11	$1,226

FINANCIALS - 2.4%
IntercontinentalExchange Inc.	17	2,151
M&T Bank Corp.	31	3,073
		5,224
HEALTH CARE - 2.2%
Aetna Inc.	106	4,929

INDUSTRIALS - 4.3%
Chicago Bridge & Iron Co. NV	25	1,139
DigitalGlobe Inc.	341	8,329
		9,468
Total Securities Sold Short - 9.4% (proceeds $19,080)		$20,847

†       Par amounts are listed in United States Dollars unless otherwise noted.

(a)     Non-income producing security.

(b)     All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

(c)     Investment in affiliate.

(d)     Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

Curian/The Boston Company Equity Income Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 15.1%
Carnival Corp.	8	$286
Home Depot Inc.	2	93
Johnson Controls Inc.	7	222
Macy’s Inc.	2	65
Newell Rubbermaid Inc.	15	326
News Corp. - Class A	10	261
Omnicom Group Inc.	4	203
Regal Entertainment Group - Class A	13	177
Time Warner Inc.	7	312
Viacom Inc. - Class B	5	258
Walt Disney Co.	6	309
		2,512
CONSUMER STAPLES - 6.6%
Coca-Cola Enterprises Inc.	6	196
ConAgra Foods Inc.	14	409
CVS Caremark Corp.	4	204
Kraft Foods Group Inc.	3	142
PepsiCo Inc.	2	142
		1,093
ENERGY - 10.6%
BP Plc - ADR	8	315
Exxon Mobil Corp.	3	260
Occidental Petroleum Corp.	7	525
Phillips 66	3	157

See accompanying Notes to Financial Statements.

	Shares	Value
Schlumberger Ltd.	2	140
Valero Energy Corp.	11	369
		1,766
FINANCIALS - 29.4%
Ameriprise Financial Inc.	5	343
Arthur J. Gallagher & Co.	2	79
Bank of America Corp.	31	359
Berkshire Hathaway Inc. - Class B (a)	2	206
Capital One Financial Corp.	4	203
Citigroup Inc.	9	359
Comerica Inc.	7	213
Fifth Third Bancorp	20	308
Franklin Resources Inc.	1	72
Goldman Sachs Group Inc.	2	209
Invesco Ltd.	6	169
JPMorgan Chase & Co.	15	663
MetLife Inc.	8	274
Moody’s Corp.	7	354
TD Ameritrade Holding Corp.	10	170
Travelers Cos. Inc.	1	62
U.S. Bancorp	11	363
Wells Fargo & Co.	15	499
		4,905
HEALTH CARE - 9.8%
Baxter International Inc.	4	248
Johnson & Johnson	1	90
McKesson Corp.	2	158
Merck & Co. Inc.	6	233
Pfizer Inc.	22	559
Sanofi SA - ADR	7	351
		1,639
INDUSTRIALS - 9.8%
Cummins Inc.	3	344
Eaton Corp. Plc	5	284
General Electric Co.	29	619
Honeywell International Inc.	5	332
Pitney Bowes Inc.	5	51
		1,630
INFORMATION TECHNOLOGY - 8.8%
Accenture Plc - Class A	2	112
Cisco Systems Inc.	23	453
Oracle Corp.	6	198
QUALCOMM Inc.	5	313
Texas Instruments Inc.	13	396
		1,472
MATERIALS - 6.9%
Dow Chemical Co.	2	76
Eastman Chemical Co.	1	99
Freeport-McMoRan Copper & Gold Inc.	1	41
International Paper Co.	7	271
LyondellBasell Industries NV - Class A	4	209
Martin Marietta Materials Inc.	3	279
Packaging Corp. of America	5	176
		1,151
TELECOMMUNICATION SERVICES - 2.0%
Vodafone Group Plc - ADR	3	80
Windstream Corp.	32	262
		342
Total Common Stocks (cost $15,789)		16,510

SHORT TERM INVESTMENTS - 1.8%
Investment Company - 1.8%
JNL Money Market Fund, 0.06% (b) (c)	294	294
Total Short Term Investments (cost $294)		294
Total Investments - 100.8% (cost $16,083)		16,804
Other Assets and Liabilities, Net - (0.8%)		(134)
Total Net Assets - 100.0%		$16,670

(a)     Non-income producing security.

(b)     Investment in affiliate.

(c)     Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
COMMON STOCKS - 86.2%
CONSUMER DISCRETIONARY - 16.9%
Abercrombie & Fitch Co. - Class A	34	$1,625
Amazon.com Inc. (b) (c)	7	1,738
American Axle & Manufacturing Holdings Inc. (b)	67	756
American Eagle Outfitters Inc.	115	2,358
Cabela’s Inc. - Class A (b) (c)	72	3,004
CBS Corp. - Class B (c)	19	730
Daimler AG	62	3,388
Dana Holding Corp. (c)	77	1,199
Delphi Automotive Plc (b)	25	971
DreamWorks Animation SKG Inc. - Class A (b) (c)	30	493
Esprit Holdings Ltd.	723	1,025
Fifth & Pacific Co. Inc. (b) (c)	112	1,390
Focus Media Holding Ltd. - ADR (c)	49	1,265
Foot Locker Inc. (c)	44	1,415
Francesca’s Holdings Corp. (b)	21	541
Gordman’s Stores Inc. (b) (c)	33	498
Great Wall Motor Co. Ltd. - Class H	495	1,590
Groupon Inc. - Class A (b) (c)	142	690
Inchcape Plc	423	3,005
Interpublic Group of Cos. Inc. (c)	88	974
ITV Plc	1,954	3,389
Lions Gate Entertainment Corp. (b) (c)	43	711
Lowe’s Cos. Inc. (c)	135	4,792
Mohawk Industries Inc. (b)	11	980
Newell Rubbermaid Inc. (c)	310	6,910
News Corp. - Class A (c)	33	854
Papa John’s International Inc. (b) (c)	11	620
PVH Corp. (c)	41	4,567
Select Comfort Corp. (b) (c)	21	537
SHFL Entertainment Inc. (b)	42	614
Six Flags Entertainment Corp. (c)	9	539
Standard Pacific Corp. (b) (c)	223	1,637
Steven Madden Ltd. (b) (c)	16	657
The Jones Group Inc. (c)	112	1,239
Toll Brothers Inc. (b) (c)	54	1,753
Tractor Supply Co. (c)	19	1,638
TRW Automotive Holdings Corp. (b) (c)	19	1,043
Urban Outfitters Inc. (b) (c)	77	3,033
Viacom Inc. - Class B	61	3,232
Walt Disney Co. (c)	45	2,257
William Hill Plc	182	1,039
Williams-Sonoma Inc. (c)	16	695
		71,391

See accompanying Notes to Financial Statements.

	Shares	Value
CONSUMER STAPLES - 9.7%
Avon Products Inc. (c)	101	1,448
Beam Inc. (c)	36	2,171
Carrefour SA	91	2,338
Casey’s General Stores Inc. (c)	11	606
Cia de Bebidas das Americas - ADR (c)	87	3,669
Coca-Cola Amatil Ltd.	295	4,147
Coca-Cola Enterprises Inc. (c)	84	2,669
Costco Wholesale Corp. (c)	17	1,703
CVS Caremark Corp.	42	2,039
Dean Foods Co. (b) (c)	356	5,885
Elizabeth Arden Inc. (b) (c)	17	785
Fomento Economico Mexicano SAB de CV - ADR (c)	34	3,380
Sanderson Farms Inc. (c)	21	979
Smart Balance Inc. (b) (c)	66	847
Tesco Plc	213	1,172
Unilever NV	139	5,310
United Natural Foods Inc. (b) (c)	16	846
Whole Foods Market Inc. (c)	9	820
		40,814
ENERGY - 3.6%
Alpha Natural Resources Inc. (b) (c)	63	611
Cabot Oil & Gas Corp. - Class A (c)	23	1,166
Ensco Plc - Class A (c)	30	1,768
Exterran Holdings Inc. (b) (c)	32	698
Occidental Petroleum Corp. (c)	26	1,960
Oil States International Inc. (b) (c)	9	637
PDC Energy Inc. (b) (c)	34	1,138
Petroleo Brasileiro SA - Petrobras - ADR (c)	60	1,176
Pioneer Natural Resources Co. (c)	9	924
QEP Resources Inc. (c)	22	655
TGS Nopec Geophysical Co. ASA	38	1,264
Valero Energy Corp. (c)	77	2,613
Whiting Petroleum Corp. (b) (c)	15	642
		15,252
FINANCIALS - 8.2%
Allstate Corp. (c)	38	1,515
American International Group Inc. (b)	69	2,445
Arthur J. Gallagher & Co. (c)	38	1,317
Banco Santander Brasil SA - ADR	104	758
Bangkok Bank PCL	249	1,708
Bank of America Corp. (c)	333	3,862
Capital One Financial Corp. (c)	31	1,788
E*TRADE Financial Corp. (b) (c)	196	1,750
Fidelity National Financial Inc. - Class A (c)	29	677
Fifth Third Bancorp (c)	32	482
First Commonwealth Financial Corp. (c)	105	718
Hancock Holding Co. (c)	20	640
Itau Unibanco Holding SA - ADR (c)	125	2,058
Jones Lang LaSalle Inc. (c)	9	773
Legg Mason Inc. (c)	71	1,814
Mid-America Apartment Communities Inc. (c)	14	914
Muenchener Rueckversicherungs AG	12	2,172
Oritani Financial Corp. (c)	43	662
ProLogis Inc. (c)	59	2,139
Prosperity Bancshares Inc. (c)	15	638
Raymond James Financial Inc. (c)	13	503
SCBT Financial Corp. (c)	19	753
SunTrust Banks Inc.	27	757
TD Ameritrade Holding Corp.	29	487
Waddell & Reed Financial Inc. - Class A (c)	95	3,295
		34,625
HEALTH CARE - 11.7%
Air Methods Corp. (c)	19	695
Alexion Pharmaceuticals Inc. (b) (c)	6	577
AmerisourceBergen Corp.	66	2,858
Analogic Corp. (c)	8	609
Astellas Pharma Inc.	39	1,762
CareFusion Corp. (b) (c)	49	1,391
Catamaran Corp. (b) (c)	13	603
Centene Corp. (b) (c)	13	515
Cerner Corp. (b) (c)	26	2,008
CIGNA Corp. (c)	13	710
Covidien Plc (c)	64	3,696
Cubist Pharmaceuticals Inc. (b) (c)	59	2,493
Emergent BioSolutions Inc. (b) (c)	140	2,253
Gilead Sciences Inc. (b) (c)	32	2,372
Hanger Orthopedic Group Inc. (b)	53	1,460
HMS Holdings Corp. (b) (c)	24	617
Hologic Inc. (b) (c)	31	615
Idenix Pharmaceuticals Inc. (b) (c)	117	568
Illumina Inc. (b) (c)	31	1,701
MEDNAX Inc. (b) (c)	48	3,849
Merit Medical Systems Inc. (b) (c)	72	1,006
Mylan Inc. (b) (c)	51	1,389
Onyx Pharmaceuticals Inc. (b) (c)	26	2,000
Pfizer Inc. (c)	63	1,570
Pharmacyclics Inc. (b) (c)	12	681
Salix Pharmaceuticals Ltd. (b) (c)	34	1,377
Sanofi SA	23	2,204
Sanofi SA - ADR (c)	58	2,731
Universal Health Services Inc. - Class B (c)	15	707
Vertex Pharmaceuticals Inc. (b) (c)	22	939
WellCare Health Plans Inc. (b) (c)	13	623
WuXi PharmaTech Cayman Inc. - ADR (b)	172	2,708
		49,287
INDUSTRIALS - 8.2%
AMETEK Inc. (c)	13	490
CH Robinson Worldwide Inc. (c)	28	1,739
China Railway Construction Corp. Ltd. - Class H	1,962	2,270
Con-Way Inc. (c)	51	1,407
Corporate Executive Board Co. (c)	12	569
Dover Corp. (c)	10	685
Eaton Corp. Plc (c)	36	1,934
EMCOR Group Inc. (c)	22	754
Equifax Inc. (c)	13	718
Fortune Brands Home & Security Inc. (b) (c)	24	693
Forward Air Corp. (c)	21	745
Foster Wheeler AG (b) (c)	28	671
Granite Construction Inc.	16	532
Herman Miller Inc. (c)	49	1,056
Hexcel Corp. (b) (c)	31	829
Jacobs Engineering Group Inc. (b) (c)	27	1,153
Kirby Corp. (b) (c)	31	1,930
Landstar System Inc. (c)	35	1,819
MRC Global Inc. (b) (c)	17	479
Oshkosh Corp. (b)	68	2,022
Parker Hannifin Corp. (c)	15	1,242
Roper Industries Inc. (c)	6	699
Trinity Industries Inc. (c)	28	1,009
Triumph Group Inc. (c)	11	733
TrueBlue Inc. (b) (c)	123	1,938
Union Pacific Corp. (c)	25	3,147
United Technologies Corp. (c)	20	1,637
Volvo AB - Class B	111	1,534
Watts Water Technologies Inc. - Class A	5	227
		34,661
INFORMATION TECHNOLOGY - 21.0%
Akamai Technologies Inc. (b) (c)	191	7,817

See accompanying Notes to Financial Statements.

	Shares	Value
Alliance Data Systems Corp. (b)	17	2,402
Amphenol Corp. - Class A (c)	24	1,578
Applied Micro Circuits Corp. (b) (c)	52	436
Aruba Networks Inc. (b) (c)	147	3,043
Avago Technologies Ltd. (c)	63	2,006
AVG Technologies NV (b)	29	467
Avnet Inc. (b) (c)	54	1,662
Brightcove Inc. (b) (c)	54	486
Broadcom Corp. - Class A (c)	131	4,353
Ciena Corp. (b) (c)	140	2,192
Citrix Systems Inc. (b) (c)	13	825
Cognizant Technology Solutions Corp. - Class A (b) (c)	28	2,059
CSG Systems International Inc. (b) (c)	26	471
Dealertrack Technologies Inc. (b) (c)	68	1,960
Electronic Arts Inc. (b) (c)	35	503
EMC Corp. (b) (c)	113	2,863
Entegris Inc. (b) (c)	79	726
F5 Networks Inc. (b) (c)	22	2,115
Fusion-io Inc. (b)	12	276
Garmin Ltd. (c)	26	1,047
Google Inc. - Class A (b) (c)	2	1,678
Informatica Corp. (b) (c)	29	891
JDS Uniphase Corp. (b) (c)	104	1,402
Jive Software Inc. (b) (c)	40	576
Linkedin Corp. - Class A (b) (c)	20	2,329
MAXIMUS Inc. (c)	12	762
Mentor Graphics Corp. (b) (c)	64	1,098
Millennial Media Inc. (b) (c)	44	547
NetGear Inc. (b) (c)	18	701
Nuance Communications Inc. (b) (c)	42	945
Oracle Corp. (c)	111	3,702
QUALCOMM Inc. (c)	93	5,798
Radware Ltd. (c)	20	653
Red Hat Inc. (b) (c)	18	971
Ricoh Co. Ltd.	152	1,613
Salesforce.com Inc. (b) (c)	10	1,604
SanDisk Corp. (b) (c)	43	1,877
ScanSource Inc. (b) (c)	33	1,038
Seagate Technology Inc. (c)	16	485
Skyworks Solutions Inc. (b) (c)	360	7,309
Synopsys Inc. (b) (c)	21	683
Teradata Corp. (b) (c)	45	2,786
Texas Instruments Inc. (c)	79	2,437
Total System Services Inc. (c)	28	597
Vantiv Inc. - Class A (b) (c)	43	886
Velti Plc (b) (c)	87	391
Vishay Intertechnology Inc. (b) (c)	172	1,825
VMware Inc. - Class A (b) (c)	15	1,418
Xilinx Inc. (c)	67	2,397
		88,686
MATERIALS - 5.7%
Clariant AG	94	1,278
Eastman Chemical Co. (c)	45	3,077
LyondellBasell Industries NV - Class A (c)	41	2,351
Monsanto Co. (c)	36	3,386
PPG Industries Inc. (c)	43	5,873
Sherwin-Williams Co. (c)	11	1,715
Vulcan Materials Co. (c)	117	6,074
Zoltek Cos. Inc. (b) (c)	48	368
		24,122
TELECOMMUNICATION SERVICES - 0.8%
VimpelCom Ltd. - ADR (c)	81	850
Windstream Corp. (c)	277	2,292
		3,142
UTILITIES - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (c)	19	1,597
Total Common Stocks (cost $338,129)		363,577

INVESTMENT COMPANIES - 1.6%
iShares MSCI EAFE Index Fund	93	5,263
ProShares Ultra VIX Short-Term Futures ETF (b) (c)	25	518
ProShares VIX Short-Term Futures ETF (b) (c)	61	1,038
Total Investment Companies (cost $7,445)		6,819

SHORT TERM INVESTMENTS - 9.5%
Investment Company - 9.5%
JNL Money Market Fund, 0.06% (d) (e)	40,283	40,283
Total Short Term Investments (cost $40,283)		40,283

Total Investments - 97.3% (cost $385,857)		410,679
Total Securities Sold Short - (88.7%) (proceeds $362,299)		(374,306)
Other Assets and Liabilities, Net - 91.4%		385,588
Total Net Assets - 100.0%		$421,961

SECURITIES SOLD SHORT - 88.7%
COMMON STOCKS - 83.9%
CONSUMER DISCRETIONARY - 16.3%
Bayerische Motoren Werke AG	49	4,757
Betfair Group Plc	111	1,234
Carpetright Plc	88	988
Cheesecake Factory Inc.	30	978
Chipotle Mexican Grill Inc. - Class A	9	2,641
Chuy’s Holdings Inc.	30	672
Coach Inc.	21	1,182
Columbia Sportswear Co.	26	1,367
Dixons Retail Plc	3,158	1,489
Dollar General Corp.	48	2,107
DSW Inc. - Class A	30	1,949
Dunkin’ Brands Group Inc.	192	6,365
Family Dollar Stores Inc.	19	1,192
Gentex Corp.	163	3,073
Giordano International Ltd.	960	931
iRobot Corp.	29	548
Leggett & Platt Inc.	137	3,720
Li & Fung Ltd.	438	790
Li & Fung Ltd. - ADR	535	1,914
Lululemon Athletica Inc.	14	1,090
Marriott International Inc. - Class A	82	3,055
Monro Muffler Brake Inc.	123	4,290
Movado Group Inc.	22	678
Ocado Group Plc	852	1,217
Panera Bread Co. - Class A	18	2,811
PetMed Express Inc.	23	251
PetSmart Inc.	51	3,506
Ralph Lauren Corp. - Class A	13	1,953
Red Robin Gourmet Burgers Inc.	17	586
Saks Inc.	108	1,135
Sally Beauty Holdings Inc.	29	678
Smith & Wesson Holding Corp.	128	1,082
SodaStream International Ltd.	12	524
Thomson Reuters Corp.	103	2,983
Tiffany & Co.	66	3,763
VF Corp.	9	1,333
		68,832

See accompanying Notes to Financial Statements.

	Shares	Value
CONSUMER STAPLES - 10.4%
Altria Group Inc.	156	4,908
Annie’s Inc.	15	488
Boston Beer Co. Inc. - Class A	22	2,961
Casino Guichard Perrachon SA	24	2,275
Church & Dwight Co. Inc.	27	1,422
Flowers Foods Inc.	187	4,353
General Mills Inc.	100	4,024
Hershey Co.	29	2,081
HJ Heinz Co.	43	2,482
Hormel Foods Corp.	130	4,059
Kimberly-Clark de Mexico SAB de CV - ADR - Class A	204	2,626
Safeway Inc.	109	1,968
SUPERVALU Inc.	130	320
Tingyi Cayman Islands Holding Corp.	836	2,352
Wal-Mart de Mexico SAB de CV - ADR - Class V	54	1,754
WM Morrison Supermarkets Plc	255	1,093
Woolworths Ltd.	155	4,766
		43,932
ENERGY - 3.5%
Bill Barrett Corp.	69	1,229
Bourbon SA	63	1,746
CNOOC Ltd. - ADR	9	1,995
Comstock Resources Inc.	40	607
ConocoPhillips	74	4,282
Core Laboratories NV	5	583
Newpark Resources Inc.	178	1,400
Seadrill Ltd.	54	1,991
Ultra Petroleum Corp.	60	1,084
		14,917
FINANCIALS - 7.8%
American Tower Corp.	14	1,094
Assurant Inc.	65	2,259
AvalonBay Communities Inc.	16	2,218
Banco Bradesco SA - ADR	183	3,175
BanColombia SA - ADR	27	1,810
Bank of Hawaii Corp.	25	1,091
CME Group Inc. - Class A	13	653
Comerica Inc.	59	1,802
Cullen/Frost Bankers Inc.	8	447
Federated Investors Inc. - Class B	67	1,355
First Republic Bank	20	668
Hannover Rueckversicherung AG	41	3,210
Hanover Insurance Group Inc.	18	710
KeyCorp	190	1,599
MSCI Inc. - Class A	35	1,100
National Penn Bancshares Inc.	65	608
New York Community Bancorp Inc.	138	1,802
People’s United Financial Inc.	92	1,115
Principal Financial Group Inc.	67	1,924
Progressive Corp.	18	372
Shopping Centres Australasia Property Group	31	48
State Street Corp.	39	1,825
Stifel Financial Corp.	35	1,116
Trustmark Corp.	27	615
UMB Financial Corp.	10	438
		33,054
HEALTH CARE - 11.3%
AstraZeneca Plc - ADR	43	2,016
Becton Dickinson & Co.	6	499
Conceptus Inc.	70	1,470
Conmed Corp.	88	2,457
CR Bard Inc.	30	2,917
Cyberonics Inc.	25	1,324
Eisai Co. Ltd.	20	831
Genus Plc	34	766
H Lundbeck A/S	78	1,148
Haemonetics Corp.	60	2,470
Idexx Laboratories Inc.	10	949
Integra LifeSciences Holdings Corp.	54	2,114
Life Technologies Corp.	34	1,662
Masimo Corp.	196	4,122
Novo-Nordisk A/S - ADR	12	1,942
Omnicare Inc.	57	2,054
Owens & Minor Inc.	180	5,118
Quest Diagnostics Inc.	52	3,004
Straumann Holding AG	14	1,682
Valeant Pharmaceuticals International Inc.	36	2,127
Varian Medical Systems Inc.	51	3,597
VCA Antech Inc.	79	1,664
West Pharmaceutical Services Inc.	27	1,502
		47,435
INDUSTRIALS - 7.4%
Applied Industrial Technologies Inc.	44	1,844
China Rongsheng Heavy Industries Group Holdings Ltd.	11,151	1,826
CSX Corp.	96	1,892
Cummins Inc.	7	781
Donaldson Co. Inc.	50	1,633
Dun & Bradstreet Corp.	49	3,892
Expeditors International of Washington Inc.	66	2,628
Finning International Inc.	19	465
Graco Inc.	17	873
Healthcare Services Group Inc.	36	845
Kaman Corp. - Class A	21	765
Kennametal Inc.	37	1,489
Lockheed Martin Corp.	41	3,801
Outotec Oyj	32	1,806
Quanta Services Inc.	18	499
Rollins Inc.	32	707
Rolls-Royce Holdings Plc (a)	34	—
Waste Management Inc.	78	2,631
Wesco Aircraft Holdings Inc.	120	1,588
Xylem Inc.	47	1,275
		31,240
INFORMATION TECHNOLOGY - 17.9%
Activision Blizzard Inc.	183	1,939
Adobe Systems Inc.	102	3,846
Advanced Energy Industries Inc.	65	900
Aixtron SE NA - ADR	107	1,274
Booz Allen Hamilton Holding Corp. - Class A	70	978
CA Inc.	108	2,372
Canon Inc.	29	1,132
Cognex Corp.	54	1,977
Concur Technologies Inc.	61	4,100
Equinix Inc.	21	4,285
EZchip Semiconductor Ltd.	23	753
Factset Research Systems Inc.	18	1,570
First Solar Inc.	76	2,347
Flextronics International Ltd.	163	1,014
Heartland Payment Systems Inc.	111	3,283
Hewlett-Packard Co.	244	3,470
Infosys Technologies Ltd. - ADR	103	4,359
KLA-Tencor Corp.	136	6,501
Lexmark International Inc. - Class A	104	2,400
LG Display Co. Ltd. - ADR	74	1,068
Marvell Technology Group Ltd.	116	839
MICROS Systems Inc.	16	677
Microsoft Corp.	313	8,378

See accompanying Notes to Financial Statements.

	Shares	Value
MicroStrategy Inc. - Class A	6	605
Nokia Oyj - ADR - Class A	390	1,539
Polycom Inc.	215	2,245
Research In Motion Ltd.	266	3,156
Rogers Corp.	26	1,304
SAP AG - ADR	20	1,606
SolarWinds Inc.	40	2,119
Telefonaktiebolaget LM Ericsson - ADR	358	3,620
		75,656
MATERIALS - 6.7%
Agnico-Eagle Mines Ltd.	11	567
Air Products & Chemicals Inc.	97	8,157
Albemarle Corp.	66	4,079
Alcoa Inc.	405	3,519
AMCOL International Corp.	18	540
ArcelorMittal South Africa Ltd. - ADR	53	230
BASF SE	14	1,307
EI Du Pont de Nemours & Co.	80	3,613
Greif Inc. - Class A	112	5,006
Metals USA Holdings Corp.	31	544
United States Steel Corp.	20	474
		28,036
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	45	1,515
Sprint Nextel Corp.	457	2,589
tw telecom inc.	18	453
Verizon Communications Inc.	128	5,522
		10,079
UTILITIES - 0.2%
Tractebel Energia SA - ADR	51	834
Total Common Stocks (proceeds $342,320)		354,015

PREFERRED STOCKS - 1.1%
CONSUMER STAPLES - 1.1%
Lindt & Spruengli AG	1	4,804
Total Preferred Stocks (proceeds $4,454)		4,804
INVESTMENT COMPANIES - 3.7%
iShares PHLX SOX Semiconductor Sector Index Fund	80	4,165
PowerShares QQQ Trust	41	2,662
SPDR S&P MidCap 400 ETF Trust	47	8,660
Total Investment Companies (proceeds $15,525)		15,487

Total Securities Sold Short - 88.7% (proceeds $362,299)		$374,306

(a)                       Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(b)                       Non-income producing security.

(c)                        All or a portion of the security is pledged or segregated as collateral.  See the Notes to Financial Statements.

(d)                       Investment in affiliate.

(e)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

Curian/Van Eck International Gold Fund
COMMON STOCKS - 95.8%
MATERIALS - 95.8%
Alamos Gold Inc.	68	$1,189
Allied Nevada Gold Corp. (a)	54	1,624
Argonaut Gold Inc. (a)	299	2,850
AuRico Gold Inc. (a)	324	2,653
Aurizon Mines Ltd. (a)	248	864
Barrick Gold Corp.	66	2,314
Bear Creek Mining Corp. (a)	121	403
Continental Gold Ltd. (a)	160	1,425
Eastmain Resources Inc. (a)	220	166
Eldorado Gold Corp.	584	7,518
Evolution Mining Ltd. (a)	428	770
Fortuna Silver Mines Inc. (a)	116	485
Franco-Nevada Corp.	41	2,367
Fresnillo Plc	67	2,058
Gold Canyon Resources Inc. (a)	216	221
Goldcorp Inc.	178	6,540
Gryphon Minerals Ltd. (a)	1,011	551
Guyana Goldfields Inc. (a)	174	546
IAMGOLD Corp.	311	3,571
International Tower Hill Mines Ltd. (a)	118	257
Keegan Resources Inc. (a)	162	640
Kinross Gold Corp.	283	2,750
Klondex Mines Ltd. (a)	156	196
Lydian International Ltd. (a)	347	729
Medusa Mining Ltd.	85	484
Midway Gold Corp. (a)	165	229
New Gold Inc. (a)	650	7,173
Newcrest Mining Ltd.	139	3,247
Newmont Mining Corp.	62	2,861
Orezone Gold Corp. (a)	246	421
Osisko Mining Corp. (a)	734	5,902
Papillon Resources Ltd. (a)	256	458
Perseus Mining Ltd. (a)	469	1,037
Premier Gold Mines Ltd. (a)	54	229
Pretium Resources Inc. (a)	101	1,328
Queenston Mining Inc. (a)	78	383
Rainy River Resources Ltd. (a)	106	531
Rangold Resources Ltd. - ADR	71	7,067
Romarco Minerals Inc. (a)	394	305
Roxgold Inc. (a)	174	124
Royal Gold Inc.	53	4,334
Rubicon Minerals Corp. (a)	260	662
Sabina Gold & Silver Corp. (a)	312	831
San Gold Corp. (a)	417	331
Silver Wheaton Corp.	130	4,687
Silvercorp Metals Inc.	260	1,333
Tahoe Resources Inc. (a)	136	2,485
Timmins Gold Corp. (a)	110	331
Torex Gold Resources Inc. (a)	609	1,346
Volta Resources Inc. (a)	488	245
Yamana Gold Inc.	198	3,413
Total Common Stocks (cost $106,000)		94,464

See accompanying Notes to Financial Statements.

	Shares	Value
SHORT TERM INVESTMENTS - 4.0%
Investment Company - 4.0%
JNL Money Market Fund, 0.06% (b) (c)	3,937	3,937
Total Short Term Investments (cost $3,937)		3,937
Total Investments - 99.8% (cost $109,937)		98,401
Other Assets and Liabilities, Net - 0.2%		206
Total Net Assets - 100.0%		$98,607

(a)        Non-income producing security.

(b)        Investment in affiliate.

(c)        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

Currency Abbreviations:

AUD - Australian Dollar	JPY - Japanese Yen
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	NZD - New Zealand Dollar
CLP - Chilean Peso	RUB - Russian Ruble
CZK - Czech Republic Korunas	SEK - Swedish Krona
EUR - European Currency Unit (Euro)	USD - United States Dollar
GBP - British Pound	ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand	Libor - London Interbank Offer Rate
ABS - Asset-Backed Security	MCDX - Municipal Credit Default Swap Index
ACWI - All Country World Index	MBS - Mortgage Backed Security
ADR - American Depositary Receipt	MLP - Master Limited Partnership
CDX - Credit Default Swap Index	MSCI - Morgan Stanley Capital International
CLO - Collateralized Loan Obligation	NYSE - New York Stock Exchange
EAFE - Europe, Australia and Far East	OTC - Over the Counter
EMU - Economic and Monetary Union (Europe)	REIT - Real Estate Investment Trust
ETF - Exchange Traded Fund	SPDR - Standard & Poor’s Depositary Receipt
ETN - Exchange Traded Note	TIPS - Treasury Inflation Protected Securities
GDR - Global Depositary Receipt	VIX - Volatility Index

Counterparty Abbreviations:

BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BOA - Banc of America Securities LLC/Bank of America NA	MSC - Morgan Stanley & Co., Incorporated
CCI - Citicorp Securities, Inc.	MSI - Morgan Stanley International
CIT - Citibank, Inc.	MSS - Morgan Stanley Capital Services Inc.
CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSI - Goldman Sachs International	UBS - UBS Securities LLC

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	Curian Guidance - Maximize Income Fund	Curian Guidance - Balanced Income Fund	Curian Guidance - Equity 100 Fund	Curian Guidance - Fixed Income 100 Fund	Curian Guidance - Rising Income Fund	Curian Guidance - Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	25,392	50,126	3,838	6,401	17,863	70,196
Total investments, at value (c)	25,392	50,126	3,838	6,401	17,863	70,196
Cash	—	—	—	—	—	—
Foreign currency (d)	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Receivable for fund shares sold	515	605	351	295	88	2,225
Receivable for dividends and interest	—	—	—	—	—	—
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—
Receivable for deposits with brokers	—	—	—	—	—	—
Receivable for deposits with counterparties	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—
OTC Swap premiums paid	—	—	—	—	—	—
Total assets	25,907	50,731	4,189	6,696	17,951	72,421
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for advisory fees	4	8	—	1	3	11
Payable for administrative fees	4	8	1	1	3	11
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	514	600	350	295	87	2,218
Payable for fund shares redeemed	2	4	—	—	2	6
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	—	1	—	—	—	1
Payable for chief compliance officer fees	—	—	—	—	—	—
Payable for other expenses	—	—	1	—	—	—
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	—
Investment in securities sold short, at value (e)	—	—	—	—	—	—
Options written, at value (f)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—
OTC Swap premiums received	—	—	—	—	—	—
Total liabilities	524	621	352	297	95	2,247
Net assets	$25,383	$50,110	$3,837	$6,399	$17,856	$70,174
Net assets consist of:
Paid-in capital	$24,682	$48,959	$3,760	$6,392	$17,421	$67,906
Undistributed (excess of distributions over) net investment income (loss)	330	511	29	103	160	296
Accumulated net realized gain (loss)	32	10	12	5	21	255
Net unrealized appreciation (depreciation) on investments and foreign currency	339	630	36	(101)	254	1,717
	$25,383	$50,110	$3,837	$6,399	$17,856	$70,174
Shares outstanding (no par value), unlimited shares authorized	2,390	4,758	372	635	1,702	6,665
Net asset value per share	$10.62	$10.53	$10.32	$10.08	$10.49	$10.53

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	25,053	49,496	3,802	6,502	17,609	68,479
(c) Total investments, at cost	$25,053	$49,496	$3,802	$6,502	$17,609	$68,479
(d) Foreign currency, at cost	$—	$—	$—	$—	$—	$—
(e) Proceeds from securities sold short	—	—	—	—	—	—
(f) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Fund	Curian Tactical Advantage 35 Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$17,823
Investments - affiliated, at value (b)	21,325	74,622	21,369	49,080	142,061	61
Total investments, at value (c)	21,325	74,622	21,369	49,080	142,061	17,884
Cash	—	—	—	—	—	1
Foreign currency (d)	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	45
Receivable for fund shares sold	563	1,886	58	315	2,263	67
Receivable for dividends and interest	—	—	—	—	—	2
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—
Receivable for deposits with brokers	—	—	—	—	—	—
Receivable for deposits with counterparties	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—
OTC Swap premiums paid	—	—	—	—	—	—
Total assets	21,888	76,508	21,427	49,395	144,324	17,999
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for advisory fees	3	11	4	8	21	8
Payable for administrative fees	3	11	4	8	21	3
Payable for 12b-1 fee	—	—	—	—	—	1
Payable for investment securities purchased	408	1,880	56	296	2,197	107
Payable for fund shares redeemed	156	6	2	18	66	12
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	—	1	—	1	2	—
Payable for chief compliance officer fees	—	—	—	—	—	—
Payable for other expenses	—	1	—	—	1	1
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	—
Investment in securities sold short, at value (e)	—	—	—	—	—	—
Options written, at value (f)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—
OTC Swap premiums received	—	—	—	—	—	—
Total liabilities	570	1,910	66	331	2,308	132
Net assets	$21,318	$74,598	$21,361	$49,064	$142,016	$17,867
Net assets consist of:
Paid-in capital	$20,700	$72,608	$20,633	$47,522	$138,967	$17,578
Undistributed (excess of distributions over) net investment income (loss)	73	597	(7)	123	(74)	—
Accumulated net realized gain (loss)	69	551	1	224	637	32
Net unrealized appreciation (depreciation) on investments and foreign currency	476	842	734	1,195	2,486	257
	$21,318	$74,598	$21,361	$49,064	$142,016	$17,867
Shares outstanding (no par value), unlimited shares authorized	2,054	7,215	2,081	4,699	13,877	1,728
Net asset value per share	$10.38	$10.34	$10.26	$10.44	$10.23	$10.34

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$17,566
(b) Investments - affiliated, at cost	20,849	73,780	20,635	47,885	139,575	61
(c) Total investments, at cost	$20,849	$73,780	$20,635	$47,885	$139,575	$17,627
(d) Foreign currency, at cost	$—	$—	$—	$—	$—	$—
(e) Proceeds from securities sold short	—	—	—	—	—	—
(f) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Aggressive Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/American Funds Growth Fund
Assets
Investments - unaffiliated, at value (a)	$24,566	$21,443	$118,966	$44,461	$73,518	$10,434
Investments - affiliated, at value (b)	341	377	13,617	12,974	1,768	—
Total investments, at value (c)	24,907	21,820	132,583	57,435	75,286	10,434
Cash	—	—	4,719	570	—	—
Foreign currency (d)	—	—	—	—	—	—
Receivable for investments sold	—	—	4,625	—	—	—
Receivable for fund shares sold	162	840	2,175	611	555	54
Receivable for dividends and interest	3	2	18	1	430	—
Receivable for variation margin on financial derivative instruments	—	—	276	218	—	—
Receivable for deposits with brokers	—	—	—	—	—	—
Receivable for deposits with counterparties	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	236	39	—	—
Unrealized appreciation on OTC swap agreements	—	—	661	—	—	—
OTC Swap premiums paid	—	—	—	—	—	—
Total assets	25,072	22,662	145,293	58,874	76,271	10,488
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for advisory fees	12	10	110	37	46	2
Payable for administrative fees	3	4	23	8	12	2
Payable for 12b-1 fee	2	2	11	4	6	1
Payable for investment securities purchased	337	323	823	536	707	53
Payable for fund shares redeemed	34	2	331	34	445	1
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	1	—	3	1	1	—
Payable for chief compliance officer fees	—	—	1	—	—	—
Payable for other expenses	—	—	1	1	1	—
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	—
Investment in securities sold short, at value (e)	—	—	—	—	—	—
Options written, at value (f)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	785	19	—	—
Unrealized depreciation on OTC swap agreements	—	—	26	124	—	—
OTC Swap premiums received	—	—	—	—	—	—
Total liabilities	389	341	2,114	764	1,218	59
Net assets	$24,683	$22,321	$143,179	$58,110	$75,053	$10,429
Net assets consist of:
Paid-in capital	$24,072	$21,675	$143,738	$58,941	$74,317	$10,103
Undistributed (excess of distributions over) net investment income (loss)	—	—	(209)	(24)	—	49
Accumulated net realized gain (loss)	30	67	(641)	(801)	21	(6)
Net unrealized appreciation (depreciation) on investments and foreign currency	581	579	291	(6)	715	283
	$24,683	$22,321	$143,179	$58,110	$75,053	$10,429
Shares outstanding (no par value), unlimited shares authorized	2,370	2,128	14,311	6,091	7,340	976
Net asset value per share	$10.42	$10.49	$10.00	$9.54	$10.23	$10.68

(a) Investments - unaffiliated, at cost	$23,985	$20,864	$118,954	$44,546	$72,803	$10,151
(b) Investments - affiliated, at cost	341	377	13,617	12,974	1,768	—
(c) Total investments, at cost	$24,326	$21,241	$132,571	$57,520	$74,571	$10,151
(d) Foreign currency, at cost	$—	$—	$—	$—	$—	$—
(e) Proceeds from securities sold short	—	—	—	—	—	—
(f) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian/DFA U.S. Micro Cap Fund	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Neuberger Berman Currency Fund
Assets
Investments - unaffiliated, at value (a)	$135,575	$25,040	$28,162	$127,340	$159,271	$212,731
Investments - affiliated, at value (b)	—	1,332	1,374	3,031	6,836	13,221
Total investments, at value (c)	135,575	26,372	29,536	130,371	166,107	225,952
Cash	—	—	278	—	6	—
Foreign currency (d)	—	—	—	512	—	—
Receivable for investments sold	258	72	—	—	—	—
Receivable for fund shares sold	266	221	260	393	308	855
Receivable for dividends and interest	37	65	64	67	113	125
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—
Receivable for deposits with brokers	—	—	—	—	—	—
Receivable for deposits with counterparties	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	6,390
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—
OTC Swap premiums paid	—	—	—	—	—	—
Total assets	136,136	26,730	30,138	131,343	166,534	233,322
Liabilities
Cash overdraft	6	—	—	—	—	—
Payable for advisory fees	90	14	14	151	110	132
Payable for administrative fees	23	3	5	22	28	38
Payable for 12b-1 fee	10	2	2	10	12	17
Payable for investment securities purchased	—	712	523	461	—	—
Payable for fund shares redeemed	287	7	2	447	8	260
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	6	1	1	6	6	11
Payable for chief compliance officer fees	1	—	—	1	1	2
Payable for other expenses	2	—	—	2	2	4
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	—
Investment in securities sold short, at value (e)	—	—	—	—	—	—
Options written, at value (f)	—	—	900	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	6,872
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—
OTC Swap premiums received	—	—	—	—	—	—
Total liabilities	425	739	1,447	1,100	167	7,336
Net assets	$135,711	$25,991	$28,691	$130,243	$166,367	$225,986
Net assets consist of:
Paid-in capital	$133,984	$25,370	$28,677	$124,132	$156,041	$224,213
Undistributed (excess of distributions over) net investment income (loss)	765	(1)	5	—	(736)	2,240
Accumulated net realized gain (loss)	747	11	(53)	—	(988)	—
Net unrealized appreciation (depreciation) on investments and foreign currency	215	611	62	6,111	12,050	(467)
	$135,711	$25,991	$28,691	$130,243	$166,367	$225,986
Shares outstanding (no par value), unlimited shares authorized	13,425	2,457	2,812	12,481	18,914	22,367
Net asset value per share	$10.11	$10.58	$10.20	$10.44	$8.80	$10.10

(a) Investments - unaffiliated, at cost	$135,360	$24,429	$28,166	$121,236	$147,221	$212,716
(b) Investments - affiliated, at cost	—	1,332	1,374	3,031	6,836	13,221
(c) Total investments, at cost	$135,360	$25,761	$29,540	$124,267	$154,057	$225,937
(d) Foreign currency, at cost	$—	$—	$—	$513	$—	$—
(e) Proceeds from securities sold short	—	—	—	—	—	—
(f) Premiums from options written	—	—	966	—	—	—

See accompanying Notes to Financial Statements.

	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/Van Eck International Gold Fund
Assets
Investments - unaffiliated, at value (a)	$205,002	$33,289	$148,263	$16,510	$370,396	$94,464
Investments - affiliated, at value (b)	3,793	138	61,065	294	40,283	3,937
Total investments, at value (c)	208,795	33,427	209,328	16,804	410,679	98,401
Cash	76,003	51	40,845	—	386,074	—
Foreign currency (d)	—	23	13,155	—	372	3
Receivable for investments sold	2,151	—	2,127	—	1,899	—
Receivable for fund shares sold	780	474	907	94	1,112	252
Receivable for dividends and interest	1,046	246	28	28	226	50
Receivable for variation margin on financial derivative instruments	—	5	—	—	—	—
Receivable for deposits with brokers	—	74	—	—	—	—
Receivable for deposits with counterparties	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	107	—	—	—	—
OTC Swap premiums paid	—	15	—	—	—	—
Total assets	288,775	34,422	266,390	16,926	800,362	98,706
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for advisory fees	144	13	154	7	316	64
Payable for administrative fees	35	6	37	3	69	16
Payable for 12b-1 fee	15	2	16	1	32	7
Payable for investment securities purchased	291	347	24,303	243	2,827	—
Payable for fund shares redeemed	112	4	98	1	249	5
Payable for dividends on securities sold short	1	—	—	—	353	—
Payable for interest expense and brokerage charges	21	—	8	—	231	—
Payable for trustee fees	6	1	6	—	12	5
Payable for chief compliance officer fees	1	—	1	—	3	1
Payable for other expenses	2	1	3	1	3	1
Payable for variation margin on financial derivative instruments	—	1	—	—	—	—
Payable for deposits from counterparties	—	125	—	—	—	—
Investment in securities sold short, at value (e)	83,619	—	20,847	—	374,306	—
Options written, at value (f)	—	3	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	34	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	1	—	—	—	—
OTC Swap premiums received	—	365	—	—	—	—
Total liabilities	84,247	903	45,473	256	378,401	99
Net assets	$204,528	$33,519	$220,917	$16,670	$421,961	$98,607
Net assets consist of:
Paid-in capital	$202,192	$33,053	$219,771	$15,854	$419,897	$110,368
Undistributed (excess of distributions over) net investment income (loss)	(4,081)	(72)	—	4	—	(184)
Accumulated net realized gain (loss)	388	9	669	91	(10,752)	(41)
Net unrealized appreciation (depreciation) on investments and foreign currency	6,029	529	477	721	12,816	(11,536)
	$204,528	$33,519	$220,917	$16,670	$421,961	$98,607
Shares outstanding (no par value), unlimited shares authorized	19,942	3,180	21,914	1,558	41,485	10,931
Net asset value per share	$10.26	$10.54	$10.08	$10.70	$10.17	$9.02

(a) Investments - unaffiliated, at cost	$193,575	$32,825	$145,929	$15,789	$345,574	$106,000
(b) Investments - affiliated, at cost	3,793	138	61,065	294	40,283	3,937
(c) Total investments, at cost	$197,368	$32,963	$206,994	$16,083	$385,857	$109,937
(d) Foreign currency, at cost	$—	$23	$13,244	$—	$372	$3
(e) Proceeds from securities sold short	78,221	—	19,080	—	362,299	—
(f) Premiums from options written	—	4	—	—	—	—

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Statements of Operations (in thousands)

For the Period Ended December 31, 2012

	Curian Guidance - Maximize Income Fund (b)	Curian Guidance - Balanced Income Fund (b)	Curian Guidance - Equity 100 Fund (c)	Curian Guidance - Fixed Income 100 Fund (c)	Curian Guidance - Rising Income Fund (b)	Curian Guidance - Moderate Growth Fund (b)
Investment income
Dividends (a)	$265	$401	$31	$94	$131	$294
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	—	—	—	—
Total investment income	265	401	31	94	131	294

Expenses
Advisory fees	16	28	1	1	12	40
Administrative fees	16	28	1	1	12	40
12b-1 fees	—	—	—	—	—	—
Legal fees	1	2	—	—	1	3
Trustee fees	2	3	—	—	1	4
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	2	2	—	1	1	3
Other expenses	1	1	—	—	—	1
Total expenses	38	64	2	3	27	91
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	38	64	2	3	27	91
Net investment income (loss)	227	337	29	91	104	203

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	20	(7)	(1)	—	17	96
Distributions from affiliated investment companies	115	191	13	17	60	252
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	339	630	36	(101)	254	1,717
OTC swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	474	814	48	(84)	331	2,065
Net increase (decrease) in net assets from operations	$701	$1,151	$77	$7	$435	$2,268
	$265	$401	$31	$94	$131	$294

(a)  Income from affiliated investments

(b)  Period from February 6, 2012 (commencement of operations).

(c)  Period from September 10, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Guidance - Maximum Growth Fund (b)	Curian Guidance - Tactical Moderate Growth Fund (b)	Curian Guidance - Tactical Maximum Growth Fund (b)	Curian Guidance - Institutional Alt 65 Fund (b)	Curian Guidance - Institutional Alt 100 Fund (b)	Curian Tactical Advantage 35 Fund (b)
Investment income
Dividends (a)	$82	$524	$17	$139	$87	$168
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	—	—	—	—
Total investment income	82	524	17	139	87	168

Expenses
Advisory fees	12	42	14	30	76	44
Administrative fees	12	42	14	30	76	12
12b-1 fees	—	—	—	—	—	15
Legal fees	1	3	1	2	5	1
Trustee fees	1	5	2	3	8	2
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	1	4	1	3	6	1
Other expenses	—	1	1	—	2	—
Total expenses	27	97	33	68	173	75
Expense waived by Adviser	—	—	—	—	—	(18)
Net expenses	27	97	33	68	173	57
Net investment income (loss)	55	427	(16)	71	(86)	111

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	84
Affiliated investments	7	115	(6)	91	223	—
Distributions from affiliated investment companies	80	606	16	185	426	—
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	476	842	734	1,195	2,486	257
OTC swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	563	1,563	744	1,471	3,135	341
Net increase (decrease) in net assets from operations	$618	$1,990	$728	$1,542	$3,049	$452
	$82	$524	$17	$139	$87	$—

(a)  Income from affiliated investments

(b)  Period from February 6, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Tactical Advantage 60 Fund (b)	Curian Tactical Advantage 75 Fund (b)	Curian Dynamic Risk Advantage - Diversified Fund (b)	Curian Dynamic Risk Advantage - Aggressive Fund (b)	Curian Dynamic Risk Advantage - Income Fund (b)	Curian/American Funds Growth Fund (b) (c)
Investment income
Dividends (a)	$270	$262	$196	$11	$1,026	$—
Dividends received from master fund	—	—	—	—	—	68
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	40	16	3	—
Total investment income	270	262	236	27	1,029	68

Expenses
Advisory fees	64	59	492	199	221	19
Administrative fees	17	16	103	42	46	5
12b-1 fees	21	20	130	52	58	6
Legal fees	1	1	7	3	3	—
Trustee fees	2	2	12	5	5	—
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	1	1	9	4	4	—
Other expenses	—	—	3	1	1	—
Total expenses	106	99	756	306	338	30
Expense waived by Adviser	(25)	(24)	—	—	(81)	(11)
Net expenses	81	75	756	306	257	19
Net investment income (loss)	189	187	(520)	(279)	772	49

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	95	150	(79)	(91)	243	(6)
Affiliated investments	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—
Swap agreements	—	—	965	(1,054)	—	—
Foreign currency related items	—	—	(209)	40	—	—
Futures contracts	—	—	493	326	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	581	579	12	(85)	715	283
OTC swap agreements	—	—	635	(124)	—	—
Foreign currency related items	—	—	(549)	20	—	—
Futures contracts and centrally cleared swap agreements	—	—	193	183	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	676	729	1,461	(785)	958	277
Net increase (decrease) in net assets from operations	$865	$916	$941	$(1,064)	$1,730	$326
	$—	$—	$6	$2	$1	$—

(a)          Income from affiliated investments

(b)          Period from February 6, 2012 (commencement of operations).

(c)           The Master Fund for the Curian/American Funds Growth Fund is the Class 1 shares of the American Fund Insurance Series - Growth Fund.  These financial statements should be read in conjunction with the Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	Curian/DFA U.S. Micro Cap Fund (c)	Curian/Epoch Global Shareholder Yield Fund (b)	Curian/FAMCO Flex Core Covered Call Fund (b)	Curian/Franklin Templeton Frontier Markets Fund (c)	Curian/Franklin Templeton Natural Resources Fund (b)	Curian/Neuberger Berman Currency Fund (c)
Investment income
Dividends (a)	$1,236	$468	$360	$495	$1,294	$2
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	(26)	—	(26)	(54)	—
Interest	—	—	—	—	19	72
Total investment income	1,236	442	360	469	1,259	74

Expenses
Advisory fees	289	75	67	490	768	429
Administrative fees	72	22	22	70	192	123
12b-1 fees	90	27	28	88	240	153
Legal fees	4	1	1	4	13	7
Trustee fees	12	2	2	11	22	20
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	4	2	2	4	17	7
Other expenses	—	1	1	2	5	—
Total expenses	471	130	123	669	1,257	739
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	471	130	123	669	1,257	739
Net investment income (loss)	765	312	237	(200)	2	(665)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	283	12	(4)	—	(634)	—
Affiliated investments	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	(1)	—	(94)	9	2,905
Futures contracts	464	—	—	—	—	—
Written option contracts	—	—	(49)	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	11	7	—
Net change in unrealized appreciation (depreciation) on:
Investments	215	611	(4)	6,104	12,050	15
OTC swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	7	—	(482)
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—
Written option contracts	—	—	66	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	962	622	9	6,028	11,432	2,438
Net increase (decrease) in net assets from operations	$1,727	$934	$246	$5,828	$11,434	$1,773
	$2	$—	$—	$4	$5	$2

(a)  Income from affiliated investments

(b)  Period from February 6, 2012 (commencement of operations).

(c)  Period from September 10, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian/Nicholas Convertible Arbitrage Fund (b)	Curian/PIMCO Credit Income Fund (b)	Curian/PineBridge Merger Arbitrage Fund (b)	Curian/The Boston Company Equity Income Fund (b)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Fund (b)	Curian/Van Eck International Gold Fund (c)
Investment income
Dividends (a)	$75	$—	$392	$265	$3,408	$174
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	(2)	(1)	(123)	(20)
Net Interest (amortization)	(1,636)	339	4	—	—	—
Total investment income	(1,561)	339	394	264	3,285	154

Expenses
Advisory fees	887	62	847	44	1,763	208
Administrative fees	209	25	199	16	392	52
12b-1 fees	261	31	249	20	490	65
Legal fees	14	2	14	1	26	3
Trustee fees	24	3	23	2	45	8
Dividends on securities sold short	1,049	—	118	—	4,154	—
Short holdings borrowing fees	135	—	35	—	1,287	—
Chief compliance officer fees	19	2	18	1	35	3
Other expenses	5	1	6	—	22	1
Total expenses	2,603	126	1,509	84	8,214	340
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	2,603	126	1,509	84	8,214	340
Net investment income (loss)	(4,164)	213	(1,115)	180	(4,929)	(186)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	5,144	82	3,401	140	3,449	(43)
Affiliated investments	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—
Swap agreements	—	86	—	—	—	—
Foreign currency related items	—	(20)	(106)	—	20	1
Futures contracts	—	—	—	—	—	—
Written option contracts	—	8	—	—	—	—
Investment securities sold short	(1,346)	—	(1,511)	—	(14,274)	—
Brokerage commissions recaptured	—	—	—	1	73	3
Net change in unrealized appreciation (depreciation) on:
Investments	11,427	464	2,334	721	24,822	(11,536)
OTC swap agreements	—	106	—	—	—	—
Foreign currency related items	—	(34)	(90)	—	1	—
Futures contracts and centrally cleared swap agreements	—	(8)	—	—	—	—
Written option contracts	—	1	—	—	—	—
Investment securities sold short	(5,398)	—	(1,767)	—	(12,007)	—
Net realized and unrealized gain (loss)	9,827	685	2,261	862	2,084	(11,575)
Net increase (decrease) in net assets from operations	$5,663	$898	$1,146	$1,042	$(2,845)	$(11,761)
	$2	$—	$18	$—	$8	$1

(a)  Income from affiliated investments

(b)  Period from February 6, 2012 (commencement of operations).

(c)  Period from September 10, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Statements of Changes in Net Assets (in thousands)

For the Period December 31, 2012

	Curian Guidance - Maximize Income Fund (a)	Curian Guidance - Balanced Income Fund (a)	Curian Guidance - Equity 100 Fund (b)	Curian Guidance - Fixed Income 100 Fund (b)	Curian Guidance - Rising Income Fund (a)	Curian Guidance - Moderate Growth Fund (a)
Operations
Net investment income (loss)	$227	$337	$29	$91	$104	$203
Net realized gain (loss)	135	184	12	17	77	348
Net change in unrealized appreciation (depreciation)	339	630	36	(101)	254	1,717
Net increase (decrease) in net assets from operations	701	1,151	77	7	435	2,268
Distributions to shareholders
From net investment income	—	—	—	—	—	—
From net realized gain	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—	—
Share transactions(1)
Proceeds from sale of shares	27,902	52,830	3,863	6,676	18,897	74,162
Reinvestment of distributions	—	—	—	—	—	—
Cost of shares redeemed	(3,224)	(3,875)	(103)	(284)	(1,480)	(6,260)
Change in net assets from share transactions	24,678	48,955	3,760	6,392	17,417	67,902
Change in net assets	25,379	50,106	3,837	6,399	17,852	70,170
Net assets beginning of period	4	4	—	—	4	4
Net assets end of period	$25,383	$50,110	$3,837	$6,399	$17,856	$70,174
Undistributed (excess of distributions over) net investment income (loss)	$330	$511	$29	$103	$160	$296

(1) Share transactions
Shares sold	2,697	5,135	382	663	1,846	7,277
Reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(307)	(377)	(10)	(28)	(144)	(612)
Change in shares	2,390	4,758	372	635	1,702	6,665
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$25,455	$50,672	$3,893	$6,533	$18,340	$71,592
Proceeds from sales of securities	421	1,169	91	32	748	3,208

(a)  Period from February 6, 2012 (commencement of operations).

(b)  Period from September 10, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Guidance - Maximum Growth Fund (a)	Curian Guidance - Tactical Moderate Growth Fund (a)	Curian Guidance - Tactical Maximum Growth Fund (a)	Curian Guidance - Institutional Alt 65 Fund (a)	Curian Guidance - Institutional Alt 100 Fund (a)	Curian Tactical Advantage 35 Fund (a)
Operations
Net investment income (loss)	$55	$427	$(16)	$71	$(86)	$111
Net realized gain (loss)	87	721	10	276	649	84
Net change in unrealized appreciation (depreciation)	476	842	734	1,195	2,486	257
Net increase (decrease) in net assets from operations	618	1,990	728	1,542	3,049	452
Distributions to shareholders
From net investment income	—	—	—	—	—	(136)
From net realized gain	—	—	—	—	—	(27)
Total distributions to shareholders	—	—	—	—	—	(163)
Share transactions(1)
Proceeds from sale of shares	21,692	77,917	23,417	49,955	143,714	19,537
Reinvestment of distributions	—	—	—	—	—	163
Cost of shares redeemed	(996)	(5,313)	(2,788)	(2,437)	(4,751)	(2,126)
Change in net assets from share transactions	20,696	72,604	20,629	47,518	138,963	17,574
Change in net assets	21,314	74,594	21,357	49,060	142,012	17,863
Net assets beginning of period	4	4	4	4	4	4
Net assets end of period	$21,318	$74,598	$21,361	$49,064	$142,016	$17,867
Undistributed (excess of distributions over) net investment income (loss)	$73	$597	$(7)	$123	$(74)	$—

(1) Share transactions
Shares sold	2,153	7,741	2,360	4,938	14,351	1,920
Reinvestment of distributions	—	—	—	—	—	16
Shares redeemed	(99)	(526)	(279)	(239)	(474)	(208)
Change in shares	2,054	7,215	2,081	4,699	13,877	1,728
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$21,455	$80,869	$22,014	$50,995	$145,352	$21,363
Proceeds from sales of securities	613	7,204	1,373	3,200	6,000	3,857

(a)  Period from February 6, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Tactical Advantage 60 Fund (a)	Curian Tactical Advantage 75 Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)	Curian Dynamic Risk Advantage - Aggressive Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/American Funds Growth Fund (a)
Operations
Net investment income (loss)	$189	$187	$(520)	$(279)	$772	$49
Net realized gain (loss)	95	150	1,170	(779)	243	(6)
Net change in unrealized appreciation (depreciation)	581	579	291	(6)	715	283
Net increase (decrease) in net assets from operations	865	916	941	(1,064)	1,730	326
Distributions to shareholders
From net investment income	(209)	(194)	—	—	(781)	—
From net realized gain	(45)	(76)	(1,429)	—	(213)	—
Total distributions to shareholders	(254)	(270)	(1,429)	—	(994)	—
Share transactions(1)
Proceeds from sale of shares	26,161	25,859	163,203	63,319	80,221	10,773
Reinvestment of distributions	254	270	1,429	—	994	—
Cost of shares redeemed	(2,347)	(4,458)	(20,969)	(4,149)	(6,902)	(674)
Change in net assets from share transactions	24,068	21,671	143,663	59,170	74,313	10,099
Change in net assets	24,679	22,317	143,175	58,106	75,049	10,425
Net assets beginning of period	4	4	4	4	4	4
Net assets end of period	$24,683	$22,321	$143,179	$58,110	$75,053	$10,429
Undistributed (excess of distributions over) net investment income (loss)	$—	$—	$(209)	$(24)	$—	$49

(1) Share transactions
Shares sold	2,574	2,536	16,259	6,520	7,919	1,043
Reinvestment of distributions	25	26	142	—	97	—
Shares redeemed	(229)	(434)	(2,090)	(429)	(676)	(67)
Change in shares	2,370	2,128	14,311	6,091	7,340	976
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$28,993	$29,287	$71,224	$12,592	$110,938	$10,422
Proceeds from sales of securities	5,084	8,567	62,679	9,045	38,379	265

(a)  Period from February 6, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian/DFA U.S. Micro Cap Fund (b)	Curian/Epoch Global Shareholder Yield Fund (a)	Curian/FAMCO Flex Core Covered Call Fund (a)	Curian/Franklin Templeton Frontier Markets Fund (b)	Curian/Franklin Templeton Natural Resources Fund (a)	Curian/Neuberger Berman Currency Fund (b)
Operations
Net investment income (loss)	$765	$312	$237	$(200)	$2	$(665)
Net realized gain (loss)	747	11	(53)	(83)	(618)	2,905
Net change in unrealized appreciation (depreciation)	215	611	62	6,111	12,050	(467)
Net increase (decrease) in net assets from operations	1,727	934	246	5,828	11,434	1,773
Distributions to shareholders
From net investment income	—	(313)	(227)	—	(795)	—
From net realized gain	—	—	—	—	(313)	—
Total distributions to shareholders	—	(313)	(227)	—	(1,108)	—
Share transactions(1)
Proceeds from sale of shares	146,658	26,726	29,922	139,537	228,568	249,481
Reinvestment of distributions	—	313	227	—	1,108	—
Cost of shares redeemed	(12,674)	(1,673)	(1,481)	(15,122)	(73,639)	(25,268)
Change in net assets from share transactions	133,984	25,366	28,668	124,415	156,037	224,213
Change in net assets	135,711	25,987	28,687	130,243	166,363	225,986
Net assets beginning of period	—	4	4	—	4	—
Net assets end of period	$135,711	$25,991	$28,691	$130,243	$166,367	$225,986
Undistributed (excess of distributions over) net investment income (loss)	$765	$(1)	$5	$—	$(736)	$2,240

(1) Share transactions
Shares sold	14,700	2,588	2,934	13,993	27,170	24,876
Reinvestment of distributions	—	29	22	—	125	—
Shares redeemed	(1,275)	(160)	(144)	(1,512)	(8,381)	(2,509)
Change in shares	13,425	2,457	2,812	12,481	18,914	22,367
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$138,367	$26,108	$44,632	$121,235	$198,075	$61,934	(c)
Proceeds from sales of securities	3,289	1,690	16,462	—	50,359	8,250	(c)

(a)  Period from February 6, 2012 (commencement of operations).

(b)  Period from September 10, 2012 (commencement of operations).

(c)  Amounts include $61,934 and $8,250 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/Nicholas Convertible Arbitrage Fund (a)	Curian/PIMCO Credit Income Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/The Boston Company Equity Income Fund (a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Fund (a)	Curian/Van Eck International Gold Fund (b)
Operations
Net investment income (loss)	$(4,164)	$213	$(1,115)	$180	$(4,929)	$(186)
Net realized gain (loss)	3,798	156	1,784	141	(10,732)	(39)
Net change in unrealized appreciation (depreciation)	6,029	529	477	721	12,816	(11,536)
Net increase (decrease) in net assets from operations	5,663	898	1,146	1,042	(2,845)	(11,761)
Distributions to shareholders
From net investment income	—	(323)	—	(172)	—	—
From net realized gain	—	(58)	—	(50)	—	—
Total distributions to shareholders	—	(381)	—	(222)	—	—
Share transactions(1)
Proceeds from sale of shares	231,741	38,935	270,823	16,417	489,662	123,037
Reinvestment of distributions	—	381	—	222	—	—
Cost of shares redeemed	(32,880)	(6,318)	(51,056)	(793)	(64,860)	(12,669)
Change in net assets from share transactions	198,861	32,998	219,767	15,846	424,802	110,368
Change in net assets	204,524	33,515	220,913	16,666	421,957	98,607
Net assets beginning of period	4	4	4	4	4	—
Net assets end of period	$204,528	$33,519	$220,917	$16,670	$421,961	$98,607
Undistributed (excess of distributions over) net investment income (loss)	$(4,081)	$(72)	$—	$4	$—	$(184)

(1) Share transactions
Shares sold	23,221	3,745		27,010	1,614	47,822	12,231
Reinvestment of distributions	—	36		—	21	—	—
Shares redeemed	(3,279)	(601)		(5,096)	(77)	(6,337)	(1,300)
Change in shares	19,942	3,180		21,914	1,558	41,485	10,931
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$293,505	$34,359	(c)	$338,275	$19,154	$575,666	$106,486
Proceeds from sales of securities	100,942	8,039	(c)	217,618	3,775	235,670	443
Securities sold short covers	39,535	—		18,396	—	410,883	—
Securities sold short proceeds	116,410	—		35,965	—	758,908	—

(a)  Period from February 6, 2012 (commencement of operations).

(b)  Period from September 10, 2012 (commencement of operations).

(c)  Amounts include $15,931 and $5,708 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
Curian Guidance - Maximize Income Fund(e)

12/31/2012 *	$10.00	$0.26	$0.36	$0.62	$—	$—	$10.62	6.20%	$25,383	5%	0.46%	0.46%	2.75%
Curian Guidance - Balanced Income Fund(e)

12/31/2012 *	10.00	0.22	0.31	0.53	—	—	10.53	5.30	50,110	7	0.46	0.46	2.40
Curian Guidance - Equity 100 Fund(e)

12/31/2012 †	10.00	0.25	0.07	0.32	—	—	10.32	3.20	3,837	6	0.48	0.48	8.23
Curian Guidance - Fixed Income 100 Fund(e)

12/31/2012 †	10.00	0.38	(0.30)	0.08	—	—	10.08	0.80	6,399	1	0.44	0.44	12.40
Curian Guidance - Rising Income Fund(e)

12/31/2012 *	10.00	0.16	0.33	0.49	—	—	10.49	4.90	17,856	11	0.46	0.46	1.75
Curian Guidance - Moderate Growth Fund(e)

12/31/2012 *	10.00	0.09	0.44	0.53	—	—	10.53	5.30	70,174	14	0.46	0.46	1.03
Curian Guidance - Maximum Growth Fund(e)

12/31/2012 *	10.00	0.09	0.29	0.38	—	—	10.38	3.80	21,318	9	0.46	0.46	0.94
Curian Guidance - Tactical Moderate Growth Fund(e)

12/31/2012 *	10.00	0.18	0.16	0.34	—	—	10.34	3.40	74,598	30	0.46	0.46	2.02
Curian Guidance - Tactical Maximum Growth Fund(e)

12/31/2012 *	10.00	(0.02)	0.28	0.26	—	—	10.26	2.60	21,361	17	0.46	0.46	(0.22)
Curian Guidance - Institutional Alt 65 Fund(e)

12/31/2012 *	10.00	0.04	0.40	0.44	—	—	10.44	4.40	49,064	19	0.46	0.46	0.47
Curian Guidance - Institutional Alt 100 Fund(e)

12/31/2012 *	10.00	(0.02)	0.25	0.23	—	—	10.23	2.30	142,016	14	0.46	0.46	(0.23)
Curian Tactical Advantage 35 Fund(e)

12/31/2012 *	10.00	0.17	0.27	0.44	(0.08)	(0.02)	10.34	4.40	17,867	59	0.96	1.26	1.87
Curian Tactical Advantage 60 Fund(e)

12/31/2012 *	10.00	0.20	0.33	0.53	(0.09)	(0.02)	10.42	5.32	24,683	54	0.96	1.26	2.22
Curian Tactical Advantage 75 Fund(e)

12/31/2012 *	10.00	0.22	0.41	0.63	(0.10)	(0.04)	10.49	6.28	22,321	99	0.96	1.26	2.39
Curian Dynamic Risk Advantage - Diversified Fund(e)

12/31/2012 *	10.00	(0.09)	0.19	0.10	—	(0.10)	10.00	1.02	143,179	1,487	1.46	1.46	(1.00)
Curian Dynamic Risk Advantage - Aggressive Fund(e)

12/31/2012 *	10.00	(0.12)	(0.34)	(0.46)	—	—	9.54	(4.60)	58,110	1,005	1.46	1.46	(1.33)
Curian Dynamic Risk Advantage - Income Fund(e)

12/31/2012 *	10.00	0.30	0.07	0.37	(0.11)	(0.03)	10.23	3.70	75,053	153	1.11	1.46	3.32

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
Curian/American Funds Growth Fund(e)

12/31/2012 *	$10.00	$0.20	$0.48	$0.68	$—	$—	$10.68	6.80%	$10,429	10%	0.85%		1.35%		2.14%
Curian/DFA U.S. Micro Cap Fund

12/31/2012 †	10.00	0.06	0.05	0.11	—	—	10.11	1.10	135,711	3	1.31		1.31		2.12
Curian/Epoch Global Shareholder Yield Fund

12/31/2012 *	10.00	0.27	0.45	0.72	(0.14)	—	10.58	7.15	25,991	15	1.21		1.21		2.90
Curian/FAMCO Flex Core Covered Call Fund

12/31/2012 *	10.00	0.20	0.08	0.28	(0.08)	—	10.20	2.84	28,691	162	1.11		1.11		2.13
Curian/Franklin Templeton Frontier Markets Fund

12/31/2012 †	10.00	(0.02)	0.46	0.44	—	—	10.44	4.40	130,243	0	1.91		1.91		(0.57)
Curian/Franklin Templeton Natural Resources Fund

12/31/2012 *	10.00	0.00	(1.14)	(1.14)	(0.04)	(0.02)	8.80	(11.41)	166,367	52	1.31		1.31		0.00
Curian/Neuberger Berman Currency Fund

12/31/2012 †	10.00	(0.03)	0.13	0.10	—	—	10.10	1.00	225,986	25	1.21		1.21		(1.09)
Curian/Nicholas Convertible Arbitrage Fund

12/31/2012 *	10.00	(0.36)	0.62	0.26	—	—	10.26	2.60	204,528	139	2.50	(f)	2.50	(f)	(3.99)
Curian/PIMCO Credit Income Fund

12/31/2012 *	10.00	0.16	0.51	0.67	(0.11)	(0.02)	10.54	6.68	33,519	79	1.01		1.01		1.71
Curian/PineBridge Merger Arbitrage Fund

12/31/2012 *	10.00	(0.10)	0.18	0.08	—	—	10.08	0.80	220,917	341	1.51	(f)	1.51	(f)	(1.12)
Curian/The Boston Company Equity Income Fund

12/31/2012 *	10.00	0.21	0.64	0.85	(0.12)	(0.03)	10.70	8.49	16,670	45	1.06		1.06		2.28
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

12/31/2012 *	10.00	(0.23)	0.40	0.17	—	—	10.17	1.70	421,961	261	4.19	(f)	4.19	(f)	(2.52)
Curian/Van Eck International Gold Fund

12/31/2012 †	10.00	(0.02)	(0.96)	(0.98)	—	—	9.02	(9.80)	98,607	1	1.31		1.31		(0.72)

*	Commenced operations on February 6, 2012.
†	Commenced operations on September 10, 2012.
(a)	Annualized for periods less than one year.
(b)	Per share data calculated using average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year. For the Feeder Fund and fund of funds, portfolio turnover rate is based on the Feeder Fund’s or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s or underlying funds’ expenses.
(f)

The ratio of net expenses and total expenses to average net assets without dividend on securities sold short and short holdings borrowing fees was as follows: Curian/Nicholas Convertible Arbitrage Fund 1.36%, Curian/PineBridge Merger Arbitrage Fund 1.36% and Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund 1.42%.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

NOTE 1.  ORGANIZATION

The Curian Variable Series Trust (the “Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust operates as a series company, and at December 31, 2012 consisted of 32 separate funds.  The information presented in these financial statements pertains to the 30 separate funds (each a “Fund,” and collectively, “Funds”) listed below.  Two of the separate funds, Curian/AQR Risk Parity Fund and Curian/Invesco Balanced-Risk Commodities Fund, are not yet operational and are not included in this report.  Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Curian Capital, LLC (“Curian,” the “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Funds and each Fund’s Adviser/Sub-Adviser are:

Fund:	Adviser:	Sub-Adviser:

Curian Guidance — Maximize Income Fund

Curian Guidance — Balanced Income Fund

Curian Guidance — Equity 100 Fund

Curian Guidance — Fixed Income 100 Fund

Curian Guidance — Rising Income Fund

Curian Guidance — Moderate Growth Fund

Curian Guidance — Maximum Growth Fund

Curian Guidance — Tactical Moderate Growth Fund

Curian Guidance — Tactical Maximum Growth Fund

The funds are collectively known as “Curian Guidance Funds.” Each utilizes a fund of funds structure which invests in other affiliated underlying funds.

	Curian Capital, LLC	N/A

Curian Guidance — Institutional Alt 65 Fund

Curian Guidance — Institutional Alt 100 Fund

The funds are collectively known as “Curian Guidance — Institutional Alt Funds.” Each utilizes a fund of funds structure which invests in other affiliated underlying funds.

	Curian Capital, LLC	N/A

Curian Tactical Advantage 35 Fund

Curian Tactical Advantage 60 Fund

Curian Tactical Advantage 75 Fund

The funds are collectively known as “Curian Tactical Advantage Funds.” Each utilizes a fund of exchange traded funds (“ETFs”) structure which invests in ETFs.

	Curian Capital, LLC	Mellon Capital Management Corporation

Curian Dynamic Risk Advantage — Diversified Fund

Curian Dynamic Risk Advantage — Aggressive Fund

Curian Dynamic Risk Advantage — Income Fund

The funds are collectively known as “Curian Dynamic Risk Advantage Funds.” Curian Dynamic Risk Advantage — Income Fund utilizes a fund of ETFs structure which invests in ETFs.

	Curian Capital, LLC	Mellon Capital Management Corporation

Curian/American Funds Growth Fund Utilizes a Master Feeder structure.	Curian Capital, LLC	Capital Research and Management Company (investment adviser to Master Fund)

Curian/DFA U.S. Micro Cap Fund	Curian Capital, LLC	Dimensional Fund Advisors LP

Curian/Epoch Global Shareholder Yield Fund	Curian Capital, LLC	Epoch Investment Partners, Inc.

Curian/FAMCO Flex Core Covered Call Fund	Curian Capital, LLC	Fiduciary Asset Management, LLC

Curian/Franklin Templeton Frontier Markets Fund	Curian Capital, LLC	Templeton Asset Management Ltd.

Curian/Franklin Templeton Natural Resources Fund	Curian Capital, LLC	Franklin Advisers, Inc.

Curian/Neuberger Berman Currency Fund	Curian Capital, LLC	Neuberger Berman Fixed Income LLC

Curian/Nicholas Convertible Arbitrage Fund	Curian Capital, LLC	Nicholas Investment Partners, L.P.

Curian/PIMCO Credit Income Fund	Curian Capital, LLC	Pacific Investment Management Company LLC

Curian/PineBridge Merger Arbitrage Fund	Curian Capital, LLC	PineBridge Investments LLC

Curian/The Boston Company Equity Income Fund Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian Capital, LLC	The Boston Company Asset Management LLC

Curian/Van Eck International Gold Fund	Curian Capital, LLC	Van Eck Associates Corporation

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

The Funds, with the exception of Curian Guidance — Equity 100 Fund, Curian Guidance — Fixed Income 100 Fund, Curian/DFA U.S. Micro Cap Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Neuberger Berman Currency Fund and Curian/Van Eck International Gold Fund, commenced operations on February 6, 2012.  Curian Guidance — Equity 100 Fund, Curian Guidance — Fixed Income 100 Fund, Curian/DFA U.S. Micro Cap Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Neuberger Berman Currency Fund and Curian/Van Eck International Gold Fund commenced operations on September 10, 2012.  The Funds offer only one class of shares.  Shares of each Fund are sold to life insurance company separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts.  Shares may also be sold directly to qualified and non-qualified retirement plans.

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  Curian Guidance Funds, Curian Guidance - Institutional Alt Funds, Curian Tactical Advantage Funds, Curian Dynamic Risk Advantage - Income Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Neuberger Berman Currency Fund, Curian/PineBridge Merger Arbitrage Fund and Curian/Van Eck International Gold Fund.

The Curian/American Funds Growth Fund operates as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”).  The Curian/American Funds Growth Fund’s Master Fund is a series of the American Funds Insurance Series, a registered open-end management investment company, that has the same investment objective as the Feeder Fund.  The Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  As of December 31, 2012, the Curian/American Funds Growth Fund owned 0.05% of the Master Fund.  The Master Fund’s Schedule of Investments, Financial Statements and accounting policies are outlined in the Master Fund’s shareholder report, which accompanies this report.  This report should be read in conjunction with the Master Fund’s shareholder report, which accompanies this report.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in the Master Fund’s shareholder report, which accompanies this report.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, such as options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may rely on pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in the Master Fund and Funds that Invest in other Funds - Because the Feeder Fund invests substantially all of its assets in the Master Fund, the Feeder Fund shareholders bear the fees and expenses of the Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statement of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the Master Fund.  As a result, the Feeder Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for funds that invest in other funds or ETFs as it relates to the expenses associated with the investments in underlying funds or ETFs.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

Organization and Offering Costs - Expenses incurred in connection with organizing and offering of the Funds were paid by Curian.  The Funds do not have an obligation to reimburse Curian or its affiliates for organizational and offering expenses paid on its behalf.

Recent Accounting Pronouncements - In December 2011, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities.”  ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement.  The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.  ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods.  Management is currently evaluating the impact ASU 2011-11 will have on the Funds’ financial statements.

NOTE 3.  FASB ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2012 by valuation level.  Curian Guidance Funds, Curian Guidance - Institutional Alt Funds, Curian Tactical Advantage Funds and Curian/American Funds Growth Fund are not included in the tables below because all investments in these Funds are Level 1 valuations.  The Level 1 valuation assets for these Funds can be referenced in the Schedules of Investments.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$8,791	$—	$—	$8,791
Short Term Investments	13,617	110,175	—	123,792
Fund Total	$22,408	$110,175	$—	$132,583
Curian Dynamic Risk Advantage - Aggressive Fund
Investment Companies	$106	$—	$—	$106
Senior Debt Notes	2,227	—	—	2,227
Short Term Investments	12,974	42,128	—	55,102
Fund Total	$15,307	$42,128	$—	$57,435
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$73,518	$—	$—	$73,518
Short Term Investments	1,768	—	—	1,768
Fund Total	$75,286	$—	$—	$75,286

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/DFA U.S. Micro Cap Fund
Common Stocks	$135,575	$—	$—	$135,575
Fund Total	$135,575	$—	$—	$135,575
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	$14,919	$9,952	$—	$24,871
Preferred Stocks	51	118	—	169
Short Term Investments	1,332	—	—	1,332
Fund Total	$16,302	$10,070	$—	$26,372
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$25,768	$—	$—	$25,768
Investment Companies	2,394	—	—	2,394
Short Term Investments	1,374	—	—	1,374
Fund Total	$29,536	$—	$—	$29,536
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$82,663	$38,072	$—	$120,735
Participatory Notes	—	6,542	—	6,542
Rights	—	63	—	63
Short Term Investments	3,031	—	—	3,031
Fund Total	$85,694	$44,677	$—	$130,371
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$146,246	$10,996	$—	$157,242
Preferred Stocks	—	1,182	—	1,182
Corporate Bonds and Notes	—	847	—	847
Short Term Investments	6,836	—	—	6,836
Fund Total	$153,082	$13,025	$—	$166,107
Curian/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$53,611	$—	$53,611
Short Term Investments	13,221	159,120	—	172,341
Fund Total	$13,221	$212,731	$—	$225,952
Curian/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$5,538	$911	$—	$6,449
Corporate Bonds and Notes	—	198,553	—	198,553
Short Term Investments	3,793	—	—	3,793
Fund Total	$9,331	$199,464	$—	$208,795
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$455	$—	$455
Corporate Bonds and Notes	—	14,842	—	14,842
Government and Agency Obligations	—	11,483	—	11,483
Purchased Options	—	7	—	7
Short Term Investments	138	6,502	—	6,640
Fund Total	$138	$33,289	$—	$33,427
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$134,665	$—	$—	$134,665
Short Term Investments	61,065	13,598	—	74,663
Fund Total	$195,730	$13,598	$—	$209,328
Curian/The Boston Company Equity Income Fund
Common Stocks	$16,510	$—	$—	$16,510
Short Term Investments	294	—	—	294
Fund Total	$16,804	$—	$—	$16,804
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$321,369	$42,208	$—	$363,577
Investment Companies	6,819	—	—	6,819
Short Term Investments	40,283	—	—	40,283
Fund Total	$368,471	$42,208	$—	$410,679
Curian/Van Eck International Gold Fund
Common Stocks	$85,859	$8,605	$—	$94,464
Short Term Investments	3,937	—	—	3,937
Fund Total	$89,796	$8,605	$—	$98,401

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(83,619)	$—	$—	$(83,619)
Fund Total	$(83,619)	$—	$—	$(83,619)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(20,847)	$—	$—	$(20,847)
Fund Total	$(20,847)	$—	$—	$(20,847)

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$(318,821)	$(35,194)	$—	$(354,015)
Preferred Stocks	—	(4,804)	—	(4,804)
Investment Companies	(15,487)	—	—	(15,487)
Fund Total	$(334,308)	$(39,998)	$—	$(374,306)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$193	$—	$—	$193
Open Forward Foreign Currency Contracts	—	236	—	236
OTC Total Return Swap Agreements	—	661	—	661
Fund Total	$193	$897	$—	$1,090
Curian Dynamic Risk Advantage - Aggressive Fund
Open Futures Contracts	$183	$—	$—	$183
Open Forward Foreign Currency Contracts	—	39	—	39
Fund Total	$183	$39	$—	$222
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$6,390	$—	$6,390
Fund Total	$—	$6,390	$—	$6,390
Curian/PIMCO Credit Income Fund
OTC Interest Rate Swap Agreements	$—	$4	$—	$4
OTC Credit Default Swap Agreements	—	103	—	103
Centrally Cleared Credit Default Swap Agreements	—	1	—	1
Fund Total	$—	$108	$—	$108

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Forward Foreign Currency Contracts	$—	$(785)	$—	$(785)
OTC Total Return Swap Agreements	—	(26)	—	(26)
Fund Total	$—	$(811)	$—	$(811)
Curian Dynamic Risk Advantage - Aggressive Fund
Open Forward Foreign Currency Contracts	$—	$(19)	$—	$(19)
OTC Total Return Swap Agreements	—	(124)	—	(124)
Fund Total	$—	$(143)	$—	$(143)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(900)	$—	$—	$(900)
Fund Total	$(900)	$—	$—	$(900)
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(6,872)	$—	$(6,872)
Fund Total	$—	$(6,872)	$—	$(6,872)
Curian/PIMCO Credit Income Fund
Written Options	$—	$(3)	$—	$(3)
Open Forward Foreign Currency Contracts	—	(34)	—	(34)
Centrally Cleared Interest Rate Swap Agreements	—	(4)	—	(4)
OTC Credit Default Swap Agreements	—	(1)	—	(1)
Centrally Cleared Credit Default Swap Agreements	—	(5)	—	(5)
Fund Total	$—	$(47)	$—	$(47)

(1)         Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  Since the Funds’ commenced operations on February 6, 2012 and September 10, 2012, there were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at December 31, 2012.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  The Funds did not participate in the securities lending program during the period ended December 31, 2012.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements.”  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

Convertible Securities - Certain Funds may invest in fixed-income securities which are convertible into common stock.  Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities.  By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock.  A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

NOTE 5.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Options Transactions - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/FAMCO Flex Core Covered Call Fund entered into options contracts to manage exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy and Curian/PIMCO Credit Income Fund entered into options contracts to manage exposure to or hedge changes in interest rates and foreign currencies, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities and swaps agreements (“swaptions”).  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreements at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into futures contracts as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy; and Curian/DFA U.S. Micro Cap Fund entered into futures contracts to manage cash flows.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin.”  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin,” are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund, Curian Dynamic Risk Advantage — Aggressive Fund entered into forward foreign currency contracts to achieve asset allocation as part of its overall investment strategy; Curian/Neuberger Berman Currency Fund entered into forward foreign currency contracts as part of their investment strategy and Curian/PIMCO Credit Income Fund entered into forward foreign currency

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  OTC swaps are typically illiquid investments.  In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default, bankruptcy or insolvency.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in the valuation of the centrally cleared swap are recorded as a receivable or payable as appropriate and are paid to or received from the DCO on a daily basis until the contracts are terminated at which time a realized gain or losses is recorded.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

If a Fund transacts in OTC swaps, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap.  Collateral paid to or received from counterparties is included in receivable from/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

If a Fund transacts in centrally cleared swaps, they are a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared swap with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Upon entering into a centrally cleared swap, a Fund is required to deposit with the DCO an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap known as the “initial margin.”  The Fund receives from or pays the DCO an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap known as the “variation margin.”  The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  The credit risk associated with certain contracts is mitigated by master netting arrangements between the Fund and the counterparty and by posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.  A Fund’s overall exposure to credit risk subject to master netting arrangements, which can change substantially within a short period, as it is affected by each transaction subject to the arrangement.  Counterparty risk is reduced for centrally cleared swaps in that the Fund has no direct exposure to the counterparty and the DCO has broad powers to provide an orderly liquidation in the event of a default.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Credit Income Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Fund has entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark and floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate.

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  For OTC swaps, this risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.

Credit Default Swap Agreements - A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Credit Income Fund entered into credit default swap agreements to manage credit exposure and in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event.)

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  For OTC swaps, this risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of December 31, 2012, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into total return swaps as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.  The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

For Funds which held more than one type of derivative during the period ended December 31, 2012, the following is a summary of the fair valuations (in thousands) of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss in the Statements of Operations for each derivative instrument.  Funds which held only one type of derivative during the period are not included in the table as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian Dynamic Risk Advantage- Diversified Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Variation margin on financial derivative investments	$—	$276	$—	$—	$276
Unrealized appreciation forward foreign currency contracts	—	—	236	—	236
Unrealized appreciation on OTC swap agreements	49	516	—	96	661
	$49	$792	$236	$96	$1,173
Liabilities:
Variation margin on financial derivative investments	$—	$—	$—	$—	$—
Unrealized depreciation forward foreign currency contracts	—	—	785	—	785
Unrealized depreciation on OTC swap agreements	4	10	—	12	26
	$4	$10	$785	$12	$811
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Swap agreements	$643	$(279)	$—	$601	$965
Foreign currency related items	—	—	(393)	—	(393)
Futures contracts	—	498	—	(5)	493
	$643	$219	$(393)	$596	$1,065
Net change in unrealized appreciation (depreciation) on:
OTC Swap agreements	$45	$506	$—	$84	$635
Foreign currency related items	—	—	(549)	—	(549)
Futures contracts and centrally cleared swap agreements	—	187	—	6	193
	$45	$693	$(549)	$90	$279
Curian Dynamic Risk Advantage-Aggressive Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Variation margin on financial derivative investments	$—	$218	$—	$—	$218
Unrealized appreciation on forward foreign currency contracts	—	—	39	—	39
Unrealized appreciation on OTC swap agreements	—	—	—	—	—
	$—	$218	$39	$—	$257
Liabilities:
Variation margin on financial derivative investments	$—	$—	$—	$—	$—
Unrealized depreciation on forward foreign currency contracts	—	—	19	—	19
Unrealized depreciation on OTC swap agreements	—	124	—	—	124
	$—	$124	$19	$—	$143
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Swap agreements	$—	$(1,054)	$—	$—	$(1,054)
Foreign currency related items	—	—	69	—	69
Futures contracts	—	327	—	(1)	326
	$—	$(727)	$69	$(1)	$(659)
Net change in unrealized appreciation (depreciation) on:
OTC Swap agreements	$—	$(124)	$—	$—	$(124)
Foreign currency related items	—	—	20	—	20
Futures contracts and centrally cleared swap agreements	—	178	—	5	183
	$—	$54	$20	$5	$79

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/PIMCO Credit Income Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Investments unaffiliated, at value*	$—	$—	$—	$7	$7
Variation margin on financial derivative investments	5	—	—	—	5
Forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	103	—	—	4	107
OTC Swaps premiums paid	12	—	—	3	15
	$120	$—	$—	$14	$134
Liabilities:
Options written, at value	$—	$—	$—	$3	$3
Variation margin on financial derivative investments	—	—	—	1	1
Forward foreign currency contracts	—	—	34	—	34
Unrealized depreciation on OTC swap agreements	1	—	—	—	1
OTC Swaps premiums received	365	—	—	—	365
	$366	$—	$34	$4	$404
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$—	$—	$—	$(1)	$(1)
Swap agreements	87	—	—	(1)	86
Foreign currency related items	—	—	(45)	—	(45)
Future contracts	—	—	—	—	—
Written option contracts	—	—	—	8	8
	$87	$—	$(45)	$6	$48
Net change in unrealized appreciation (depreciation) on:
Investments*	$—	$—	$—	$(1)	$(1)
OTC Swap agreements	102	—	—	4	106
Forward currency related items	—	—	(34)	—	(34)
Futures contracts and centrally cleared swap agreements	(4)	—	—	(4)	(8)
Written option contracts	—	—	—	1	1
	$98	$—	$(34)	$—	$64

*          Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options  are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

The derivative instruments outstanding as of December 31, 2012, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended December 31, 2012, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.  For Funds with significant derivative holdings during the period ended December 31, 2012, the average monthly volume for derivatives (in thousands) is as follows:

	Curian Dynamic Risk Advantage- Diversified Fund	Curian Dynamic Risk Advantage- Aggressive Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Neuberger Berman Currency Fund	Curian/PIMCO Credit Income Fund
Options Purchased and Written
Premiums Paid(1)	$—	$—	$—	$—	$4
Premiums Received(1)	—	—	259	—	3
Futures Contracts
Long(2)	20,473	15,858	—	—	—
Short(2)	—	—	—	—	—
Forward Foreign Currency Contracts
Purchased(1)	15,744	2,637	—	129,227	—
Sold(1)	13,440	225	—	141,473	615
Interest Rate Swap Agreements
Paying Floating Rate(3)	—	—	—	—	462
Receiving Floating Rate(3)	—	—	—	—	—
Total Return Swap Agreements
Paying Return of Reference Obligation(3)	—	—	—	—	—
Receiving Return of Reference Obligation(3)	326	172	—	—	—
Credit Default Swap Agreements
Purchase Protection(3)	—	—	—	—	—
Sell Protection(3)	—	—	—	—	8,464

(1) Cost amount in USD

(2) Notional value at purchase in USD

(3) Notional amount in USD

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

Pledged or Segregated Collateral - The following table summarizes securities collateral pledged for futures contracts and swap agreements or segregated for securities sold short and swap agreements (in thousands) at December 31, 2012:

	Futures	Securities	Swap Agreements		Total Pledged
	Contracts Pledged Cash	Sold Short Segregated Securities	Pledged or Segregated Cash	Segregated Securities	or Segregated Cash and Securities
Curian Dynamic Risk Advantage — Diversified Fund	$805	$—	$4,480	$—	$5,285
Curian Dynamic Risk Advantage — Aggressive Fund	585	—	570	—	1,155
Curian/Nicholas Convertible Arbitrage Fund	—	181,901	—	—	181,901
Curian/PIMCO Credit Income Fund	—	—	74	96	170
Curian/PineBridge Merger Arbitrage Fund	—	5,208	—	—	5,208
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	—	230,866	—	—	230,866

NOTE 6.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Convertible Securities Risk - A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Certain Funds invest in exchange trade notes which are unsecured debt securities.  Similar to other debt securities, they are backed by the credit of the issuer, and there is credit risk associated with these investments.  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Participatory Note Risk - The Curian/Franklin Templeton Frontier Markets Fund invests in Participatory Notes (“P-Notes”).  P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market.  P-Notes are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets where direct investment is not allowed.  P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract.  These securities may be more volatile and less liquid than other investments held by the Fund.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in a fund of funds changes with the values of the corresponding underlying funds’ and their investments.  The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders.  In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Regulatory Matters - On February 8, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its existing part 4 regulations.  Previously, investment companies and certain investment advisers to investment companies were excluded from the definition of a “commodity pool operator,” and did not have to register with the CFTC and National Futures Association (“NFA”).  Several of the CFTC rules relating to commodity pool operators, including Rule 4.5, were amended, thereby, removing the exclusion from CFTC regulation for regulated investment companies.  Effective January 1, 2013, Curian Capital, LLC was registered as a commodity pool operator, and certain of the Funds may be considered “pools” for purposes of reporting to the CFTC and NFA.

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

NOTE 7.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The Trust has an investment advisory agreement and administration agreement with Curian.  Pursuant to the advisory agreements, each Fund pays Curian an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by Curian to the Sub-Advisers as compensation for their services.  The following is a schedule of the fees each Fund is currently obligated to pay Curian:

	Assets	Advisory Fee
Curian Guidance Funds	All Assets	0.20%

Curian Guidance — Institutional Alt Funds	All Assets	0.20%

Curian Tactical Advantage Funds	$0 to $1 billion	0.75%
	Over $1 billion	0.70%

Curian Dynamic Risk Advantage Funds	$0 to $1 billion	0.95%
	Over $1 billion	0.90%

Curian/American Funds Growth Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%

Curian/DFA U.S. Micro Cap Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%

Curian/Epoch Global Shareholder Yield Fund	$0 to $1 billion	0.70%
	Over $1 billion	0.65%

Curian/FAMCO Flex Core Covered Call Fund	$0 to $1 billion	0.60%
	Over $1 billion	0.55%

Curian/Franklin Templeton Frontier Markets Fund	$0 to $1 billion	1.40%
	Over $1 billion	1.35%

Curian/Franklin Templeton Natural Resources Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%

Curian/Neuberger Berman Currency Fund	$0 to $1 billion	0.70%
	Over $1 billion	0.65%

Curian/Nicholas Convertible Arbitrage Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%

Curian/PIMCO Credit Income Fund	$0 to $1 billion	0.50%
	Over $1 billion	0.45%

Curian/PineBridge Merger Arbitrage Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%

Curian/The Boston Company Equity Income Fund	$0 to $1 billion	0.55%
	Over $1 billion	0.50%

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	$0 to $1 billion	0.90%
	Over $1 billion	0.85%

Curian/Van Eck International Gold Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%

Pursuant to the administration agreement, Curian receives an annual fee, accrued daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund.  In return for the fees paid under the administration agreement, Curian provides or procures all necessary administrative functions and services for the operation of the Funds.  Subject to the oversight of the Board, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds.  In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for registration fees, trading expenses, including brokerage commissions, interest and taxes, other non-operating expenses, errors and omission insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, a portion of the costs associated with the Chief Compliance Officer, and certain nonrecurring or extraordinary expenses.

Fee Waivers - Curian entered into a contractual agreement to waive advisory fees for each Fund as follows:  0.30% for Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund and Curian Tactical Advantage 75 Fund; 0.35% for Curian Dynamic Risk Advantage — Income Fund; and 0.50% for Curian/American Funds Growth Fund.  None of the waived fees can be recaptured by Curian.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Other Service Providers - Curian has entered into a sub-administration and fund accounting services agreement with JFS, and is responsible for the compensation of JFS for services provided pursuant to such agreement.  Curian pays JFS for such services through the fees earned pursuant to the administration agreement.  The Trust has a fund compliance services agreement with JFS.  Pursuant to the fund compliance services agreement, JFS provides compliance oversight services to the Trust.  JPMorgan Chase Bank, N.A. (“JPM Chase”) acts as custodian for the Funds.

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

Distribution Agreement - The Trust has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s shares.  Under the Rule 12b-1 fee plan, each Fund, except for the Curian Guidance Funds and Curian Guidance — Institutional Alt Funds, accrue the Rule 12b-1 fee daily, at the maximum annual rate of 0.25% of the average daily net assets of the Fund, and pay the fee monthly to JNLD.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The Curian Guidance Funds and Curian Guidance - Institutional Alt Funds invested solely in shares of other affiliated Funds of the Trust and other Funds advised by JNAM.  During the period ended December 31, 2012, certain Funds invested in a money market fund which is managed by JNAM.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  The total value and cost of such affiliated investments is disclosed separately in the Schedules of Investments and the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.  There was no gain or loss relating to this investment during the period ended December 31, 2012.

NOTE 8.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, consent dividends, accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Curian Guidance - Maximize Income Fund	$103	$(103)	$—
Curian Guidance - Balanced Income Fund	174	(174)	—
Curian Guidance - Fixed Income 100 Fund	12	(12)	—
Curian Guidance - Rising Income Fund	56	(56)	—
Curian Guidance - Moderate Growth Fund	93	(93)	—
Curian Guidance - Maximum Growth Fund	18	(18)	—
Curian Guidance - Tactical Moderate Growth Fund	170	(170)	—
Curian Guidance - Tactical Maximum Growth Fund	9	(9)	—
Curian Guidance - Institutional Alt 65 Fund	52	(52)	—
Curian Guidance - Institutional Alt 100 Fund	12	(12)	—
Curian Tactical Advantage 35 Fund	25	(25)	—
Curian Tactical Advantage 60 Fund	20	(20)	—
Curian Tactical Advantage 75 Fund	7	(7)	—
Curian Dynamic Risk Advantage - Diversified Fund	311	(382)	71
Curian Dynamic Risk Advantage - Aggressive Fund	255	(22)	(233)
Curian Dynamic Risk Advantage - Income Fund	9	(9)	—
Curian/FAMCO Flex Core Covered Call Fund	(5)	—	5
Curian/Franklin Templeton Frontier Markets Fund	200	83	(283)
Curian/Franklin Templeton Natural Resources Fund	57	(57)	—
Curian/Neuberger Berman Currency Fund	2,905	(2,905)	—
Curian/Nicholas Convertible Arbitrage Fund	83	(3,410)	3,327
Curian/PIMCO Credit Income Fund	38	(89)	51
Curian/PineBridge Merger Arbitrage Fund	1,115	(1,115)	—

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Curian/The Boston Company Equity Income Fund	$(4)	$—	$4
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	4,929	(20)	(4,909)
Curian/Van Eck International Gold Fund	2	(2)	—

At December 31, 2012, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October 31, 2012 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2013:

Amount
Curian Dynamic Risk Advantage - Diversified Fund	$977
Curian Dynamic Risk Advantage - Aggressive Fund	70
Curian/Epoch Global Shareholder Yield Fund	1
Curian/Franklin Templeton Natural Resources Fund	396
Curian/PIMCO Credit Income Fund	26
Curian/PineBridge Merger Arbitrage Fund	89
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	2,672

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act are effective for the Funds’ period ending December 31, 2012.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

At December 31, 2012, the following Funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
Curian Dynamic Risk Advantage — Aggressive Fund	$264	$—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	2,264	—
Curian/Van Eck International Gold Fund	41	—

As of December 31, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Maximize Income Fund	$25,053	$446	$(107)	$339
Curian Guidance - Balanced Income Fund	49,518	846	(238)	608
Curian Guidance - Equity 100 Fund	3,659	179	—	179
Curian Guidance - Fixed Income 100 Fund	6,501	1	(101)	(100)
Curian Guidance - Rising Income Fund	17,611	339	(87)	252
Curian Guidance - Moderate Growth Fund	68,502	2,138	(444)	1,694
Curian Guidance - Maximum Growth Fund	20,857	598	(130)	468
Curian Guidance - Tactical Moderate Growth Fund	73,829	1,455	(662)	793
Curian Guidance - Tactical Maximum Growth Fund	20,663	833	(127)	706
Curian Guidance - Institutional Alt 65 Fund	47,896	1,555	(371)	1,184
Curian Guidance - Institutional Alt 100 Fund	139,589	3,758	(1,286)	2,472
Curian Tactical Advantage 35 Fund	17,636	313	(65)	248
Curian Tactical Advantage 60 Fund	24,352	640	(85)	555
Curian Tactical Advantage 75 Fund	21,273	621	(74)	547
Curian Dynamic Risk Advantage - Diversified Fund	132,832	—	(249)	(249)
Curian Dynamic Risk Advantage - Aggressive Fund	57,805	8	(378)	(370)
Curian Dynamic Risk Advantage - Income Fund	74,643	843	(200)	643
Curian/American Funds Growth Fund	10,157	283	(6)	277
Curian/DFA U.S. Micro Cap Fund	135,401	7,869	(7,695)	174
Curian/Epoch Global Shareholder Yield Fund	25,763	1,087	(478)	609
Curian/FAMCO Flex Core Covered Call Fund	29,587	771	(822)	(51)
Curian/Franklin Templeton Frontier Markets Fund	124,267	8,324	(2,220)	6,104
Curian/Franklin Templeton Natural Resources Fund	155,815	16,176	(5,884)	10,292
Curian/Neuberger Berman Currency Fund	225,937	20	(5)	15
Curian/Nicholas Convertible Arbitrage Fund	201,541	9,517	(2,263)	7,254
Curian/PIMCO Credit Income Fund	32,970	548	(91)	457
Curian/PineBridge Merger Arbitrage Fund	206,994	2,446	(112)	2,334
Curian/The Boston Company Equity Income Fund	16,103	1,027	(326)	701

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Long Investments	$387,990	$31,914	$(9,225)	$22,689
Short Investments	(358,616)	8,696	(24,386)	(15,690)
Curian/Van Eck International Gold Fund	110,345	589	(12,533)	(11,944)

As of December 31, 2012, the components of distributable taxable earning for U.S. Federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain	Unrealized Gains (Losses)**	Capital Loss Carryforward
Curian Guidance - Maximize Income Fund	$365	$12	$324	$—
Curian Guidance - Balanced Income Fund	536	18	597	—
Curian Guidance - Equity 100 Fund	29	13	35	—
Curian Guidance - Fixed Income 100 Fund	105	5	(103)	—
Curian Guidance - Rising Income Fund	181	4	250	—
Curian Guidance - Moderate Growth Fund	435	159	1,674	—
Curian Guidance - Maximum Growth Fund	94	62	462	—
Curian Guidance - Tactical Moderate Growth Fund	782	437	771	—
Curian Guidance - Tactical Maximum Growth Fund	14	16	698	—
Curian Guidance - Institutional Alt 65 Fund	250	133	1,159	—
Curian Guidance - Institutional Alt 100 Fund	286	413	2,350	—
Curian Tactical Advantage 35 Fund	31	10	248	—
Curian Tactical Advantage 60 Fund	49	8	554	—
Curian Tactical Advantage 75 Fund	96	2	548	—
Curian Dynamic Risk Advantage - Diversified Fund	28	314	(901)	—
Curian Dynamic Risk Advantage - Aggressive Fund	—	—	(567)	(264)
Curian Dynamic Risk Advantage - Income Fund	93	—	643	—
Curian/American Funds Growth Fund	49	—	277	—
Curian/DFA U.S. Micro Cap Fund	1,273	279	175	—
Curian/Epoch Global Shareholder Yield Fund	12	—	609	—
Curian/FAMCO Flex Core Covered Call Fund	44	—	(30)	—
Curian/Franklin Templeton Frontier Markets Fund	—	—	6,111	—
Curian/Franklin Templeton Natural Resources Fund	430	—	9,896	—
Curian/Neuberger Berman Currency Fund	1,759	—	14	—
Curian/Nicholas Convertible Arbitrage Fund	1,176	—	1,160	—
Curian/PIMCO Credit Income Fund	54	—	413	—
Curian/PineBridge Merger Arbitrage Fund	804	—	342	—
Curian/The Boston Company Equity Income Fund	116	—	701	—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	—	—	4,328	(2,264)
Curian/Van Eck International Gold Fund	223	—	(11,943)	(41)

*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**

Unrealized gains (losses) are adjusted for open wash sale loss deferrals; accelerated recognition of unrealized gain/loss on futures, options, and forward contracts; and accelerated recognition of unrealized gain on PFICs for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

The tax character of distributions paid (in thousands) during the Funds’ fiscal period ended December 31, 2012 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**
Curian Tactical Advantage 35 Fund	$163	$—
Curian Tactical Advantage 60 Fund	254	—
Curian Tactical Advantage 75 Fund	270	—
Curian Dynamic Risk Advantage - Diversified Fund	1,402	99
Curian Dynamic Risk Advantage - Income Fund	994	—
Curian/Epoch Global Shareholder Yield Fund	313	—
Curian/FAMCO Flex Core Covered Call Fund	232	—
Curian/Franklin Templeton Natural Resources Fund	1,108	—
Curian/Nicholas Convertible Arbitrage Fund	3,326	—
Curian/PIMCO Credit Income Fund	431	—
Curian/The Boston Company Equity Income Fund	226	—

*      Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

**          The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2012.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the 2012 return which remains subject to examination by the Internal Revenue Service and certain other jurisdictions.

Curian Variable Series Trust

Notes to Financial Statements

December 31, 2012

Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the period ended December 31, 2012.

NOTE 9.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

Effective February 15, 2013, Curian Tactical Advantage Funds, Curian Dynamic Risk Advantage — Income Fund, Curian/Epoch Global Shareholder Yield Fund, Curian/Franklin Templeton Natural Resources Fund and Curian/The Boston Company Equity Income Fund began participating in securities lending activities.  JPM Chase serves as the securities lending agent to the Funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Curian Variable Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments where applicable, of each series within Curian Variable Series Trust (the “Funds”) as listed in Note 1 of the financial statements as of December 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods disclosed in Note 1 (commencement of operations) through December 31, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2012, the results of their operations, changes in their net assets and the financial highlights for the periods ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

February 27, 2013

Chicago, Illinois

Curian Variable Series Trust

Additional Disclosures (Unaudited)

December 31, 2012

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Net Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Net Expense Ratios	Expenses Paid During Period

Curian Guidance - Maximize Income Fund	$1,000.00	$1,049.40	0.45%	$2.32	$1,000.00	$1,022.86	0.45%	$2.29

Curian Guidance - Balanced Income Fund	1,000.00	1,046.70	0.45	2.32	1,000.00	1,022.88	0.45	2.29

Curian Guidance - Equity 100 Fund*	1,000.00	1,032.00	0.48	1.49	1,000.00	1,022.72	0.48	2.44

Curian Guidance - Fixed Income 100 Fund*	1,000.00	1,008.00	0.44	1.36	1,000.00	1,022.91	0.44	2.26

Curian Guidance - Rising Income Fund	1,000.00	1,044.80	0.44	2.26	1,000.00	1,022.92	0.44	2.24

Curian Guidance - Moderate Growth Fund	1,000.00	1,070.10	0.45	2.34	1,000.00	1,022.87	0.45	2.29

Curian Guidance - Maximum Growth Fund	1,000.00	1,065.70	0.45	2.34	1,000.00	1,022.89	0.45	2.29

Curian Guidance - Tactical Moderate Growth Fund	1,000.00	1,053.00	0.45	2.32	1,000.00	1,022.88	0.45	2.29

Curian Guidance - Tactical Maximum Growth Fund	1,000.00	1,073.20	0.44	2.29	1,000.00	1,022.90	0.44	2.24

Curian Guidance - Institutional Alt 65 Fund	1,000.00	1,067.50	0.44	2.29	1,000.00	1,022.90	0.44	2.24

Curian Guidance - Institutional Alt 100 Fund	1,000.00	1,054.60	0.45	2.32	1,000.00	1,022.87	0.45	2.29

Curian Tactical Advantage 35 Fund	1,000.00	1,044.00	0.92	4.73	1,000.00	1,020.51	0.92	4.67

Curian Tactical Advantage 60 Fund	1,000.00	1,059.50	0.93	4.81	1,000.00	1,020.48	0.93	4.72

Curian Tactical Advantage 75 Fund	1,000.00	1,070.30	0.92	4.79	1,000.00	1,020.50	0.92	4.67

Curian Dynamic Risk Advantage - Diversified Fund	1,000.00	1,017.30	1.41	7.15	1,000.00	1,018.07	1.41	7.15

Curian Dynamic Risk Advantage - Aggressive Fund	1,000.00	984.50	1.32	6.58	1,000.00	1,018.50	1.32	6.70

Curian Dynamic Risk Advantage - Income Fund	1,000.00	1,038.10	1.09	5.58	1,000.00	1,019.64	1.09	5.53

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Net Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Net Expense Ratios	Expenses Paid During Period

Curian/American Funds Growth Fund	$1,000.00	$1,086.50	0.84%	$4.41	$1,000.00	$1,020.93	0.84%	$4.27

Curian/DFA U.S. Micro Cap Fund*	1,000.00	1,011.00	1.31	4.02	1,000.00	1,018.57	1.31	6.62

Curian/Epoch Global Shareholder Yield Fund	1,000.00	1,050.50	1.07	5.52	1,000.00	1,019.76	1.07	5.43

Curian/FAMCO Flex Core Covered Call Fund	1,000.00	1,017.20	0.98	4.97	1,000.00	1,020.21	0.98	4.98

Curian/Franklin Templeton Frontier Markets Fund*	1,000.00	1,044.00	1.91	5.98	1,000.00	1,015.52	1.91	9.69

Curian/Franklin Templeton Natural Resources Fund	1,000.00	1,079.10	1.28	6.69	1,000.00	1,018.70	1.28	6.50

Curian/Neuberger Berman Currency Fund*	1,000.00	1,010.00	1.21	3.71	1,000.00	1,019.08	1.21	6.12

Curian/Nicholas Convertible Arbitrage Fund	1,000.00	1,034.30	2.50	12.78	1,000.00	1,012.55	2.50	12.65

Curian/PIMCO Credit Income Fund	1,000.00	1,045.90	0.94	4.83	1,000.00	1,020.41	0.94	4.77

Curian/PineBridge Merger Arbitrage Fund	1,000.00	1,006.00	1.52	7.66	1,000.00	1,017.52	1.52	7.71

Curian/The Boston Company Equity Income Fund	1,000.00	1,103.60	0.86	4.55	1,000.00	1,020.80	0.86	4.37

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	1,000.00	1,000.00	4.13	20.76	1,000.00	1,004.36	4.13	20.81

Curian/Van Eck International Gold Fund*	1,000.00	902.00	1.31	3.80	1,000.00	1,018.57	1.31	6.63

* Fund has less than 6-month’s operating history.  For Funds with less than 6- month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds filed a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of the period on Forms N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  They are also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines.  The Board has approved the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers.  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF CURIAN VARIABLE SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER

Interested Trustee

Michael Bell (50)(1) 7601 Technology Drive Denver, CO 80237	Trustee(2) (11/2010 to present) President and Chief Executive Officer (11/2010 to present)	35

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer of Curian Capital (12/2005 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Independent Trustees

David W. Agostine (51) 7601 Technology Drive Denver, CO 80237	Chairman of the Board and Trustee(2) (11/2010 to present)	35

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Principal, Market Metrics, LLC (01/2011 to present); President, Dividend Capital Investments, Inc. (2007 to 12/2010); Principal Executive Officer and President, DCI Group/BlackCreek Global Advisors (2007 to present); Chief Executive Officer and Partner, Intelect Integrated Electronics, Inc. (2003 to 2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Trustee, Dividend Capital Investments, Inc. (2007 to present)

Gregory P. Contillo (57) 7601 Technology Drive Denver, CO 80237	Trustee(2) (9/2011 to present)	35

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Crystal River Partners (2005 to present); President of MKA Capital Group Advisors, LLC (2007 to 2008)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Dylan E. Taylor (42) 7601 Technology Drive Denver, CO 80237	Trustee(2) (11/2010 to present)	35

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer | USA, Colliers International (a commercial real estate advisory firm) (06/2009 to present); President, Grubb & Ellis Company (a commercial real estate advisory firm) (5/2008 to 6/2009); Executive Vice President, Grubb & Ellis Company (1/2008 to 6/2009); President — Corporate Services Group, Grubb & Ellis Company (10/2007 to 6/2009); Acting President — Global Client Services, Grubb & Ellis Company (1/2008 to 5/2008); Executive Vice President and Regional Managing Director of Corporate Services Group, Grubb & Ellis Company (11/2005 to 1/2008)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Scot T. Wetzel (44) 7601 Technology Drive Denver, CO 80237	Trustee(2) (11/2010 to present)	35

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Founder, Managing Director & Chief Executive Officer, Crestmoor Advisors, LLC (2010 to present); Chief Executive Officer, United Western Bancorp, Inc. (2005 to 2010)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Inside Director of United Western Bancorp, Inc. (12/2005 to 4/2010)

(1) Michael Bell is an “interested person” of the Trust due to his position with Curian Capital, LLC.

(2) The Chairman of the Board, interested and independent Trustees are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER

Officers

Danielle A. Bergandine (32) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (10/2011 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Compliance Analyst of Jackson National Asset Management, LLC (“JNAM”) (6/2009 to present); Compliance Analyst of JNAM (08/2006 to 6/2009)

Karen J. Buiter, CPA (47) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President — Financial Reporting of JNAM (7/2011 to present); Assistant Vice President — Financial Reporting of JNAM (4/2008 to 6/2010); Assistant Treasurer of other investment companies advised by JNAM (12/2008 to present); Assistant Treasurer of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

Kelly L. Crosser (40) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by JNAM (9/2007 to present); Assistant Secretary of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present)

Emily Eibergen (29) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (5/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney of JNAM (11/2011 to present); Departmental Specialist, Michigan Public Health Institute (7/2010 to 11/2011); Legal Assistant, Guyselman & Ehnis-Clark (4/2009 to7/2010)

Diana R. Gonzalez (34) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (9/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Attorney of JNAM (5/2012 to present); Assistant Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (9/2012 to present); Counsel of Sun Life Financial, Inc. (4/2008 to 5/2012); Senior Compliance Manager of Bank of America Corporation (3/2006 to 4/2008)

Daniel W. Koors, CPA (42) 1 Corporate Way Lansing, MI 48951	Treasurer and Chief Financial Officer (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President (1/2009 to present) and Chief Operating Officer of JNAM (5/2011 to present) and Chief Financial Officer of JNAM (1/2007 to 4/2011); Vice President of JNAM (1/2007 to 12/2008); Vice President (12/2006 to present), Treasurer and Chief Financial Officer of other Investment Companies advised by JNAM (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Assistant Vice President — Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER

Joseph O’Boyle (50) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (5/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer — Curian Funds (4/2012 to present); Chief Compliance Officer, Guggenheim Funds (2011 — 2012); Chief Compliance Officer, Calamos Investments (“Calamos”) (2008 — 2011); Director of Internal Audit and Risk Assessment, Calamos (2005 — 2008).

Gerard A. M. Oprins (53) 1 Corporate Way Lansing, MI 48951	Vice President (3/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Financial Officer of JNAM (4/2011 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by JNAM (11/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (3/2012 to present); Business Consultant (2009 to 3/2011); Partner, Ernst & Young LLP (1995 to 2009)

Michael Piszczek, CPA (55) 1 Corporate Way Lansing, MI 48951	Vice President (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President — Tax of JNAM (7/2011 to present); Vice President of other Investment Companies advised by JNAM (11/2007 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Assistant Vice President — Tax of JNAM (11/2007 to 6/2011); Assistant Vice President — Nuveen Investments (4/1999 to 8/2007)

Susan S. Rhee (41) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer & Secretary (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of JNAM; Vice President, Counsel, and Secretary of other Investment Companies advised by JNAM (2/2004 to present); Vice President, Chief Legal Officer & Secretary of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

TRUSTEES AND OFFICERS OF CURIAN VARIABLE SERIES TRUST (THE “TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the period ended December 31, 2012:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX(1)
David W. Agostine	$54,250	$0	$0	$108,500
Gregory P. Contillo	$49,250	$0	$0	$98,500
Dylan E. Taylor	$49,250	$0	$0	$98,500
Scot T. Wetzel	$49,250	$0	$0	$98,500	(2)
Steven J. Fredricks(3)	$54,545	$0	$0	$96,212
Joseph O’Boyle(4)	$95,455	$0	$0	$153,788

(1) The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust and Curian Series Trust (the “Fund Complex”).  The fees are allocated between the Trust and affiliated investment company based on the estimated services provided to each entity.  The total fees paid to all the independent Trustees from the Trust and Fund Complex are $404,000.

(2) Amount includes $98,500 deferred by Mr. Wetzel.

(3) Mr. Fredricks’ compensation was paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex for the period February 6, 2012 to May 31, 2012.

(4) Mr. O’Boyle’s compensation was paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex for the period June 1, 2012 to December 31, 2012.

APPROVAL OF CURIAN VARIABLE SERIES TRUST’S (THE “TRUST”)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust (each a “Fund”) and, as required by law, determines whether to approve and, after the initial term, continue the Funds’ advisory and sub-advisory agreement(s).

At a meeting on May 31, 2012, the Board, including all of the Independent Trustees, considered information relating to the Funds’ investment advisory and management agreement (“Advisory Agreement”) with Curian Capital, LLC (“Curian” or “Adviser”) and information relating to the investment sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) (“Agreements” refers to the Advisory Agreement and the Sub-Advisory Agreements) among Curian, the Trust and each of the Fund’s proposed sub-advisers: Dimensional Fund Advisors LP, Neuberger Berman Fixed Income LLC, Templeton Asset Management Ltd. and Van Eck Associates Corporation (each, a “Sub-Adviser” and collectively, “Sub-Advisers”).  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received this information prior to the Board meeting held on May 31, 2012, and had the opportunity to review this and other material, ask questions and request further information in connection with its consideration.  The Board discussed the materials at the Board’s May 29, 2012 telephonic meeting, in addition to the May 31, 2012 meeting.  At the conclusion of the Board’s discussion, the Board approved the Agreements, to be effective September 10, 2012 with each Agreement to continue in effect for two years from the date of its execution.

For each of the Funds, Curian and each proposed Sub-Adviser provided information related to the following factors:  (1) the nature, quality and extent of the services each proposes to provide, (2) the historical results for similarly managed strategies (where available) proposed to be provided to the Funds, (3) the cost of the proposed services of the Adviser and Sub-Advisers and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether the fee structure is designed to provide economies of scale for the Funds’ investors, and (5) other “fall-out” benefits that could be realized by Curian or the Sub-Adviser (i.e., ancillary benefits derived by Curian, a Sub-Adviser, or any of their affiliates from the relationship with the Funds).  The Board did not consider the profits of the Adviser or Sub-Advisers as the Funds had not yet commenced operations.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by Curian, and the Sub-Advisers, as well as the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Advisory Agreement is in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement, as applicable, is in the best interests of the shareholders of that Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services proposed to be provided by Curian and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by Curian, including, but not limited to, the oversight of the Sub-Advisers pursuant to the Advisory Agreement, the hiring and removal of Sub-Advisers pursuant to the “Manager of Managers” exemptive order, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that Curian would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent and custodian.  With respect to Curian’s oversight of the Sub-Advisers, the Board noted that Curian would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted Curian’s evaluation of the Sub-Advisers, as well as Curian’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of Curian’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications and backgrounds of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to Curian’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information.  The Board considered compliance reports about Curian and the Sub-Advisers from the Trust’s Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by Curian under the Advisory Agreement; and (ii) each Fund, as applicable, is likely to benefit from the nature, extent and quality of the services to be provided by its Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board could not consider the performance of any Fund, or the performance of any one Sub-Adviser as each Fund had not yet commenced operations.  The Board, however, did review performance of certain client accounts managed by the Sub-Advisers through similar mandates, where available.  After this performance review, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees proposed to be paid to Curian and each Fund’s Sub-Adviser.  The Adviser proposed to charge advisory fees at the following rates:

FUND	ASSETS	ADVISORY FEE (ANNUAL RATE BASED ON AVERAGE NET ASSETS OF EACH FUND)
Curian Guidance – Equity 100 Fund	All Assets	0.20%
Curian Guidance – Fixed Income 100 Fund	All Assets	0.20%
Curian/DFA U.S. Micro Cap Fund	$0 to $1 billion Over $1 billion	0.80 0.75	% %
Curian/Franklin Templeton Frontier Markets Fund	$0 to $1 billion Over $1 billion	1.40 1.35	% %
Curian/Neuberger Berman Currency Fund	$0 to $1 billion Over $1 billion	0.70 0.65	% %
Curian/Van Eck International Gold Fund	$0 to $1 billion Over $1 billion	0.80 0.75	% %

For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that Curian does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and/or investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by Curian (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

Curian Guidance — Equity 100 Fund.  The Board noted that the total expense ratio, excluding underlying fund expenses, is consistent with the peer group average, but the advisory fee is above the peer group.  The Board noted the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian Guidance — Fixed Income 100 Fund.  The Board noted that the total expense ratio, excluding underlying Fund expenses, is lower than the peer group average, but the advisory fee is above the peer group.  The Board noted the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/DFA U.S. Micro Cap Fund.  The Board noted that the Fund’s total expenses are consistent with the peer group average, although the Fund’s expected advisory and sub-advisory fees are above their respective peer group averages.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Franklin Templeton Frontier Markets Fund.  The Board noted that the total expenses, advisory and sub-advisory fees are higher than their respective peer group averages. The Board also considered, however, the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board noted Curian’s assertion that, therefore, appropriate comparative fee data does not exist.  Further, the Board noted that the total expense ratio of the Fund will compare favorably to the total expense ratio of a similar Fund managed by the Sub-Adviser.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Neuberger Berman Currency Fund. The Board considered that the Fund’s projected expense ratio was in line with the sub-advised funds of the peer group.  The Board also noted that the total expenses, advisory fees and sub-advisory fees were higher than their respective peer group averages.  The Board also considered, however, the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board noted Curian’s assertion that, therefore, appropriate comparative fee data does not exist.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Van Eck International Gold Fund.  The Board noted that the total expenses, advisory fees and sub-advisory fees are higher than their respective peer group averages.  The Board noted the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board noted Curian’s assertion that, therefore, appropriate comparative fee data does not exist.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale.  Based on information provided by Curian, the Board noted that the fee arrangement for each Fund, with the exception of the Curian Guidance – Equity 100 Fund and the Curian

Guidance — Fixed Income 100 Fund, contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees with breakpoints in some measure share economies of scale with shareholders

Profitability

The Board did not consider information concerning the costs incurred and profits realized by the Adviser or Sub-Advisers as the Funds had not yet commenced operations.

Other Benefits to Affiliates of Curian

In evaluating the benefits that may accrue to Curian through its relationship with the Funds, the Board noted that Curian and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by Curian or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered Curian’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers may participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of Curian may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with Curian, the Funds, or other clients of the Sub-adviser as a result of its relationship with the Fund(s).

SUPPLEMENT DATED SEPTEMBER 10, 2012

TO THE SUMMARY PROSPECTUS DATED APRIL 30, 2012

CURIAN VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

•                  Counterparty and settlement risk — Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

In the summary prospectus for the Curian/Franklin Templeton Frontier Markets Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

•                  China and India country specific risks — Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•                  Counterparty and settlement risk — Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

•                  Risks of investments in Russia — A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

•                  China and India country specific risks — Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•                  Counterparty and settlement risk — Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

•                  Frontier market countries risk — Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•                  Risks of investments in Russia — A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

This supplement is dated September 10, 2012.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, JMV9476 09/12, JMV9476ML 09/12, JMV9476WF 09/12, JMV8799 06/12, JMV9476L 09/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, JMV9476NY 09/12, JMV9476WFNY 09/12, JMV8799NY 06/12, JMV9476LNY 09/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, and NV3784 04/12.)

CMV9734 09/12

SUPPLEMENT DATED NOVEMBER 16, 2012

TO THE SUMMARY PROSPECTUS DATED APRIL 30, 2012

CURIAN VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Effective November 19, 2012, for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, please remove all references to Robert J. Eastman.

Effective November 19, 2012, in the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, in the section entitled “Portfolio Managers” please add the following:

Name:	Joined Management Team In:	Title:
John Truschel, CFA	November 2012	Executive Vice President and Global Head of Investment Strategy, The Boston Company

This supplement is dated November 16, 2012.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, JMV9476 09/12, JMV9476ML 09/12, JMV9476WF 09/12, JMV8799 06/12, JMV9476L 09/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, JMV9476NY 09/12, JMV9476WFNY 09/12, JMV8799NY 06/12, JMV9476LNY 09/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, and NV3784 04/12 04/12.)

CMV10142 11/12

Curian Variable Series Trust 7601 Technology Way Denver, CO 80237	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.  A copy of this code of ethics is filed as exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The registrant has named David W. Agostine, Dylan E. Taylor, Scot T. Wetzel, and Gregory P. Contillo as audit committee financial experts serving on its Committee of Independent Trustees.  The Committee of Independent Trustees functionally serves as the registrant’s audit committee.  Each of these individuals is “independent,” meaning that he is not an “interested person” of the registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Committee of Independent Trustees or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal year ended December 31, 2012.  The registrant was seeded during the year ended December 31, 2012, therefore only one (1) year of fees is noted below.

Fees for Services Rendered to the Registrant by the Principal Accountant

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2012	$325,300	$0	$67,500	$0

Fees for Services Rendered to the Adviser Entities by the Principal Accountant

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2012	$109,084	$0	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal audit control review of the sub-administrator to the registrant pursuant to Statement on Standards for Attestation Engagements No. 16.

(e)(1) The Committee of Independent Trustees is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence.  The Chairman of the Committee of Independent Trustees is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Committee of Independent Trustees previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the year ended December 31, 2012 was $272,684.

(h) For the fiscal year ended December 31, 2012, the Committee of Independent Trustees of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Below is a Schedule I — Investments in securities of unaffiliated issuers for the Curian/DFA U.S. Micro Cap Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2012, pursuant to §210.1212 of Regulation S-X.

Curian Variable Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares	Value
Curian/DFA U.S. Micro Cap Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 18.0%
1-800-Flowers.com Inc. - Class A (a)	11	$39
Aeropostale Inc. (a)	32	416
AFC Enterprises Inc. (a)	8	202
AH Belo Corp. - Class A	3	13
Ambassadors Group Inc.	1	3
America’s Car-Mart Inc. (a)	2	89
American Public Education Inc. (a)	5	179
Ameristar Casinos Inc.	13	343
Arbitron Inc.	10	463
Arctic Cat Inc. (a)	5	175
Ark Restaurants Corp.	1	10
Asbury Automotive Group Inc. (a)	12	373
Ascent Capital Group Inc. - Class A (a)	4	219
Ballantyne Strong Inc. (a)	2	6
Barnes & Noble Inc. (a)	24	356
Bassett Furniture Industries Inc.	1	9
Bebe Stores Inc.	33	132
Belo Corp. - Class A	28	211
Big 5 Sporting Goods Corp.	6	81
Biglari Holdings Inc. (a)	—	105
Blue Nile Inc. (a)	4	167
Blyth Inc.	7	106
Bob Evans Farms Inc.	9	342
Body Central Corp. (a)	6	64
Bon-Ton Stores Inc.	7	82
Books-A-Million Inc. (a)	1	2
Bravo Brio Restaurant Group Inc. (a)	7	91
Bridgepoint Education Inc. (a)	9	98
Brown Shoe Co. Inc.	13	240
Build-A-Bear Workshop Inc.	2	9
Cache Inc. (a)	2	4
Callaway Golf Co.	28	183
Capella Education Co. (a)	3	71
Career Education Corp. (a)	14	50
Caribou Coffee Co. Inc. (a)	8	131
Carmike Cinemas Inc. (a)	7	107
Carriage Services Inc.	4	47
Carrol’s Restaurant Group Inc. (a)	6	33
Casual Male Retail Group Inc. (a)	14	58
Cato Corp. - Class A	10	273
Cavco Industries Inc. (a)	2	115
CEC Entertainment Inc.	5	167
Central European Media Entertainment Ltd. - Class A (a)	10	59
Cherokee Inc.	1	20
Childrens Place Retail Stores Inc. (a)	1	26
Churchill Downs Inc.	6	407
Citi Trends Inc. (a)	3	42
Cobra Electronics Corp. (a)	1	4
Coldwater Creek Inc. (a)	5	25
Collectors Universe Inc.	2	23
Conn’s Inc. (a)	13	395
Core-Mark Holding Co. Inc.	2	110
Corinthian Colleges Inc. (a)	25	60
Culp Inc.	2	36
Cumulus Media Inc. - Class A (a)	23	60
Delta Apparel Inc. (a)	1	21
Destination Maternity Corp.	3	72
Digital Generation Inc. (a)	11	118
DineEquity Inc. (a)	6	371
Dover Downs Gaming & Entertainment Inc.	2	3
Drew Industries Inc.	8	255
Education Management Corp. (a)	4	16
Einstein Noah Restaurant Group Inc.	3	34
Entercom Communications Corp. - Class A (a)	2	16
Escalade Inc.	1	6
Ethan Allen Interiors Inc.	11	291
EW Scripps Co. - Class A (a)	17	182
Exide Technologies (a)	17	59
FAB Universal Corp. (a)	1	3
Famous Dave’s Of America Inc. (a)	1	11
Federal-Mogul Corp. (a)	17	139
Fiesta Restaurant Group Inc. (a)	9	142
Finish Line Inc. - Class A	12	227
Flexsteel Industries Inc.	1	23
Fred’s Inc. - Class A	13	169
Frisch’s Restaurants Inc.	1	9
Fuel Systems Solutions Inc. (a)	6	85
Full House Resorts Inc. (a)	3	11
G-III Apparel Group Ltd. (a)	8	270
Gentherm Inc. (a)	9	120
Gordman’s Stores Inc. (a)	5	79
Grand Canyon Education Inc. (a)	13	306
Gray Television Inc.	9	20
Harte-Hanks Inc.	19	112
Haverty Furniture Cos. Inc.	4	73
Helen of Troy Ltd. (a)	7	250
hhgregg Inc. (a)	10	72
Hooker Furniture Corp.	2	34
Hot Topic Inc.	17	162
Interval Leisure Group Inc.	17	324
iRobot Corp. (a)	11	205
Isle of Capri Casinos Inc. (a)	7	40
ITT Educational Services Inc. (a)	5	83
Johnson Outdoors Inc. - Class A (a)	—	7
Journal Communications Inc. - Class A (a)	13	69
K12 Inc. (a)	10	209
KB Home	14	218
Kirkland’s Inc. (a)	3	35
Kona Grill Inc. (a)	1	13
Krispy Kreme Doughnuts Inc. (a)	21	195
La-Z-Boy Inc.	16	229
Leapfrog Enterprises Inc. - Class A (a)	23	199
Lifetime Brands Inc.	2	22
LIN Television Corp. - Class A (a)	12	91
Lincoln Educational Services Corp.	5	30
Lithia Motors Inc. - Class A	9	323
Luby’s Inc. (a)	3	19
M/I Homes Inc. (a)	8	221
Mac-Gray Corp.	2	31
Maidenform Brands Inc. (a)	9	182
Marine Products Corp.	2	10
MarineMax Inc. (a)	2	20
Martha Stewart Living Omnimedia Inc. - Class A (a)	6	15
Matthews International Corp. - Class A	10	326
McClatchy Co. - Class A (a)	12	38
Media General Inc. - Class A (a)	5	21
Modine Manufacturing Co. (a)	9	72
Monarch Casino & Resort Inc. (a)	2	18
Monro Muffler Brake Inc.	6	203
Motorcar Parts of America Inc.	3	18
Movado Group Inc.	7	227
Nathan’s Famous Inc. (a)	1	38
National American University Holdings Inc.	2	6
National CineMedia Inc.	17	246
Nautilus Inc. (a)	8	27
New York & Co. Inc. (a)	13	51
Nexstar Broadcasting Group Inc. - Class A (a)	2	23
NutriSystem Inc.	5	40
Office Depot Inc. (a)	64	208

	Shares	Value
OfficeMax Inc.	34	334
Orbitz Worldwide Inc. (a)	14	38
Orient-Express Hotels Ltd. - Class A (a)	1	12
Outdoor Channel Holdings Inc.	1	5
Oxford Industries Inc.	7	304
Pacific Sunwear of California Inc.	17	27
PEP Boys-Manny Moe & Jack	14	138
Perry Ellis International Inc.	4	83
PetMed Express Inc.	7	76
Quicksilver Inc. (a)	34	143
RadioShack Corp.	18	38
Red Lion Hotels Corp. (a)	4	34
Red Robin Gourmet Burgers Inc. (a)	6	201
Regis Corp.	20	341
RG Barry Corp.	3	37
Rick’s Cabaret International Inc. (a)	1	8
Rocky Brands Inc. (a)	1	13
Ruby Tuesday Inc. (a)	26	201
Rue21 Inc. (a)	9	268
Ruth’s Hospitality Group Inc. (a)	9	63
Salem Communications Corp. - Class A	2	9
School Specialty Inc.	3	3
Scientific Games Corp. - Class A (a)	36	310
SHFL Entertainment Inc. (a)	22	317
Shiloh Industries Inc.	—	4
Shoe Carnival Inc.	8	158
Shutterfly Inc. (a)	14	423
Sinclair Broadcast Group Inc. - Class A	21	262
Skechers U.S.A. Inc. - Class A (a)	15	285
Skullcandy Inc. (a)	7	54
Skyline Corp.	3	13
Smith & Wesson Holding Corp. (a)	26	219
Sonic Automotive Inc. - Class A	16	341
Sonic Corp. (a)	23	239
Spartan Motors Inc.	8	37
Speedway Motorsports Inc.	5	94
Standard Motor Products Inc.	8	179
Stanley Furniture Co. Inc.	1	2
Stein Mart Inc.	10	75
Steiner Leisure Ltd. (a)	3	147
Steinway Musical Instruments Inc. (a)	3	61
Stewart Enterprises Inc. - Class A	15	112
Stoneridge Inc. (a)	7	37
Strayer Education Inc.	3	185
Sturm Ruger & Co. Inc.	8	345
Superior Industries International Inc.	7	147
Systemax Inc.	1	8
Teavana Holdings Inc. (a)	8	123
The Jones Group Inc.	31	348
Tile Shop Holdings Inc. (a)	1	14
Tower International Inc. (a)	1	10
Town Sports International Holdings Inc.	9	93
True Religion Apparel Inc.	10	259
U.S. Auto Parts Network Inc. (a)	3	5
Unifi Inc. (a)	3	41
Universal Electronics Inc. (a)	4	72
Universal Technical Institute Inc.	6	62
Valassis Communications Inc.	15	376
ValueVision Media Inc. - Class A	8	15
Vera Bradley Inc. (a)	7	184
Vitacost.com Inc. (a)	—	3
VOXX International Corp. - Class A (a)	8	55
West Marine Inc. (a)	3	29
Wet Seal Inc. - Class A (a)	24	67
Weyco Group Inc.	2	46
Winmark Corp.	1	80
Winnebago Industries Inc. (a)	12	198
WMS Industries Inc. (a)	21	375
World Wrestling Entertainment Inc. - Class A	7	57
Zale Corp.	12	48
Zumiez Inc. (a)	12	241
		24,475
CONSUMER STAPLES - 3.4%
Alico Inc.	2	63
Alliance One International Inc. (a)	13	49
Andersons Inc.	6	247
Arden Group Inc. - Class A	1	52
Cal-Maine Foods Inc.	8	340
Calavo Growers Inc.	2	40
Central European Distribution Corp. (a)	22	48
Central Garden & Pet Co. - Class A (a)	14	143
Chiquita Brands International Inc. (a)	14	116
Coca-Cola Bottling Co. Consolidated	2	113
Craft Brewers Alliance Inc. (a)	1	8
Dole Food Co. Inc. (a)	16	181
Farmer Bros. Co. (a)	3	47
Griffin Land & Nurseries Inc. - Class A	1	24
Ingles Markets Inc. - Class A	4	61
Inter Parfums Inc.	7	127
Inventure Foods Inc. (a)	3	19
J&J Snack Foods Corp.	3	166
John B. Sanfilippo & Son Inc.	2	29
Lifeway Foods Inc.	—	4
Limoneira Co.	—	3
Medifast Inc. (a)	6	162
MGP Ingredients Inc.	—	1
Nash Finch Co.	3	62
National Beverage Corp.	6	92
Nutraceutical International Corp.	1	11
Oil-Dri Corp. of America	—	12
Omega Protein Corp. (a)	6	37
Orchids Paper Products Co.	2	43
Pantry Inc. (a)	8	102
Post Holdings Inc. (a)	9	304
Prestige Brands Holdings Inc. (a)	19	375
Revlon Inc. - Class A (a)	4	53
Rocky Mountain Chocolate Factory Inc.	2	16
Sanderson Farms Inc.	9	432
Seneca Foods Corp. - Class A (a)	1	33
Smart Balance Inc. (a)	23	298
Susser Holdings Corp. (a)	8	287
United-Guardian Inc.	—	3
USANA Health Sciences Inc. (a)	4	123
Village Super Market Inc. - Class A	2	79
WD-40 Co.	5	239
		4,644
ENERGY - 6.9%
Adams Resources & Energy Inc.	1	28
Alon USA Energy Inc.	16	285
Amyris Inc. (a)	15	47
Approach Resources Inc. (a)	7	178
Basic Energy Services Inc. (a)	17	190
Bill Barrett Corp. (a)	5	85
Bolt Technology Corp.	2	28
BPZ Resources Inc. (a)	28	88
C&J Energy Services Inc. (a)	20	427
Callon Petroleum Co. (a)	16	73
Carrizo Oil & Gas Inc. (a)	15	312
Clayton Williams Energy Inc. (a)	3	119
Cloud Peak Energy Inc. (a)	—	4
Comstock Resources Inc. (a)	19	289
Contango Oil & Gas Co.	6	259
Crimson Exploration Inc. (a)	13	35
Crosstex Energy Inc.	13	187

	Shares	Value
Dawson Geophysical Co. (a)	1	20
DHT Holdings Inc.	1	6
Double Eagle Petroleum Co.	1	5
Endeavour International Corp. (a)	19	96
EPL Oil & Gas Inc. (a)	13	283
Evolution Petroleum Corp. (a)	1	9
FieldPoint Petroleum Corp. (a)	1	2
Forbes Energy Services Ltd. (a)	1	3
Forest Oil Corp. (a)	35	233
Gevo Inc. (a)	7	10
Global Geophysical Services Inc. (a)	2	7
Green Plains Renewable Energy Inc. (a)	6	46
Gulf Island Fabrication Inc.	3	61
Gulfmark Offshore Inc. - Class A	10	358
Harvest Natural Resources Inc. (a)	15	135
Heckmann Corp. (a)	54	218
Hercules Offshore Inc. (a)	62	380
ION Geophysical Corp. (a)	53	347
James River Coal Co. (a)	6	21
Key Energy Services Inc. (a)	47	329
Magnum Hunter Resources Corp. (a)	66	264
Matrix Service Co. (a)	8	93
Miller Energy Resources Inc. (a)	8	31
Mitcham Industries Inc. (a)	4	61
Natural Gas Services Group Inc. (a)	2	40
Newpark Resources Inc. (a)	35	272
Nordic American Tankers Ltd.	21	184
Northern Oil and Gas Inc. (a)	11	189
Overseas Shipholding Group Inc. (a)	12	10
Panhandle Oil and Gas Inc. - Class A	1	36
Parker Drilling Co. (a)	31	144
PDC Energy Inc. (a)	11	354
Penn Virginia Corp.	15	66
PetroQuest Energy Inc. (a)	25	126
PHI Inc. (a)	2	55
Pioneer Energy Services Corp. (a)	25	179
Pyramid Oil Co. (a)	1	3
Quicksilver Resources Inc. (a)	69	196
Rentech Inc.	58	151
Rex Energy Corp. (a)	21	268
RigNet Inc. (a)	2	44
Saratoga Resources Inc. (a)	5	17
Solazyme Inc. (a)	11	90
Stone Energy Corp. (a)	—	—
Swift Energy Co. (a)	17	262
Synergy Resources Corp. (a)	7	38
Tesco Corp. (a)	15	174
Tetra Technologies Inc. (a)	30	224
TGC Industries Inc.	6	48
Triangle Petroleum Corp. (a)	17	101
Uranium Energy Corp. (a)	29	74
VAALCO Energy Inc. (a)	23	198
Verenium Corp. (a)	1	1
Warren Resources Inc. (a)	21	60
Willbros Group Inc. (a)	16	85
		9,341
FINANCIALS - 15.4%
1st Source Corp.	5	100
1st United Bancorp Inc.	5	31
Access National Corp.	3	33
Alliance Financial Corp.	—	15
American Equity Investment Life Holding Co.	25	304
American National Bankshares Inc.	1	26
American Safety Insurance Holdings Ltd. (a)	2	32
Ameris Bancorp (a)	4	44
Amerisafe Inc. (a)	5	123
Arrow Financial Corp.	2	62
Artio Global Investors Inc. - Class A	19	36
Asset Acceptance Capital Corp. (a)	1	2
Asta Funding Inc.	2	15
Astoria Financial Corp.	27	254
AV Homes Inc. (a)	2	33
Baldwin & Lyons Inc. - Class B	2	58
BancFirst Corp.	3	130
Bancorp Inc. (a)	6	70
Bank Mutual Corp.	8	36
Bank of Commerce Holdings	1	5
Bank of Kentucky Financial Corp.	1	29
BankFinancial Corp.	4	31
Banner Corp.	7	215
Bar Harbor Bankshares	1	28
BBCN Bancorp Inc.	26	298
Beneficial Mutual Bancorp Inc. (a)	3	27
Berkshire Hills Bancorp Inc.	4	106
BofI Holding Inc. (a)	3	81
Boston Private Financial Holdings Inc.	26	234
Bridge Bancorp Inc.	1	24
Bridge Capital Holdings (a)	2	28
Brookline Bancorp Inc.	28	236
Bryn Mawr Bank Corp.	2	42
C&F Financial Corp.	1	25
Calamos Asset Management Inc. - Class A	6	61
Camden National Corp.	2	60
Capital City Bank Group Inc. (a)	2	22
Capital Southwest Corp.	1	57
Cardinal Financial Corp.	9	151
Center Bancorp Inc.	3	32
CenterState Banks of Florida Inc.	3	27
Central Pacific Financial Corp. (a)	7	103
Century Bancorp Inc. - Class A	1	23
Chemical Financial Corp.	5	130
Citizens Inc. - Class A (a)	9	101
City Holdings Co.	3	120
Clifton Savings Bancorp Inc.	1	9
CNB Financial Corp.	2	37
CoBiz Financial Inc.	7	55
Columbia Banking System Inc.	12	217
Community Bank System Inc.	8	216
Community Bankers Trust Corp. (a)	1	4
Community Trust Bancorp Inc.	3	104
Consolidated-Tomoka Land Co.	1	15
Consumer Portfolio Services Inc. (a)	1	5
Cowen Group Inc. - Class A (a)	22	54
Crawford & Co. - Class A	1	7
Crawford & Co. - Class B	3	25
CVB Financial Corp.	9	93
DFC Global Corp. (a)	17	318
Diamond Hill Investment Group Inc.	1	46
Dime Community Bancshares Inc.	14	194
Donegal Group Inc. - Class A	3	37
Duff & Phelps Corp. - Class A	16	251
Eastern Insurance Holdings Inc.	1	21
eHealth Inc. (a)	5	147
EMC Insurance Group Inc.	2	39
Employer Holdings Inc.	10	211
Encore Capital Group Inc. (a)	9	287
Enterprise Bancorp Inc.	1	24
Enterprise Financial Services Corp.	3	37
Epoch Holding Corp.	4	100
ESB Financial Corp.	2	28
ESSA Bancorp Inc.	2	25
Evercore Partners Inc. - Class A	6	171
Farmers Capital Bank Corp.	—	1
Federal Agricultural Mortgage Corp. - Class C	3	87
Federated National Holding Co.	1	4

	Shares	Value
Fidelity Southern Corp. (a)	3	25
Financial Institutions Inc.	3	51
First Bancorp Inc.	2	33
First Bancorp Inc. (a)	33	152
First Bancorp Inc.	1	16
First Busey Corp.	18	83
First Business Financial Services Inc.	—	4
First Commonwealth Financial Corp.	40	273
First Community Bancshares Inc.	4	70
First Connecticut Bancorp Inc.	3	41
First Defiance Financial Corp.	2	29
First Financial Bancorp	17	244
First Financial Corp.	2	68
First Financial Holdings Inc.	3	43
First Financial Northwest Inc. (a)	3	23
First Interstate BancSystem Inc. - Class A	4	56
First M&F Corp.	—	3
First Merchants Corp.	9	138
First Midwest Bancorp Inc.	26	320
First PacTrust Bancorp Inc.	3	37
First South Bancorp Inc.	—	2
Firstbancorp.	—	4
Flagstar Bancorp Inc. (a)	5	101
Flushing Financial Corp.	6	95
Forestar Group Inc. (a)	12	216
Fortegra Financial Corp. (a)	1	10
Fox Chase Bancorp Inc.	1	21
Franklin Financial Corp.	1	19
FXCM Inc. - Class A	11	107
Gain Capital Holdings Inc.	2	7
German American Bancorp Inc.	2	35
GFI Group Inc.	15	49
Glacier Bancorp Inc.	14	212
Global Indemnity Plc (a)	2	34
Great Southern Bancorp Inc.	2	45
Green Dot Corp. - Class A (a)	12	151
Greenlight Capital Re Ltd. - Class A (a)	12	280
Hallmark Financial Services Inc. (a)	2	19
Hanmi Financial Corp. (a)	7	91
Harris & Harris Group Inc. (a)	3	11
Heartland Financial USA Inc.	3	81
Heritage Commerce Corp. (a)	4	29
Heritage Financial Corp.	3	40
HF Financial Corp.	1	13
HFF Inc. - Class A	8	116
Hilltop Holdings Inc. (a)	16	222
Hingham Institution for Savings	—	21
Home Bancorp Inc. (a)	—	7
Home Bancshares Inc.	6	212
Home Federal Bancorp Inc.	2	30
Homeowners Choice Inc.	4	79
Horace Mann Educators Corp.	8	157
Horizon Bancorp	2	32
Hudson Valley Holding Corp.	3	52
Imperial Holdings Inc.	1	4
Independence Holding Co.	1	13
Independent Bank Corp.	4	125
Interactive Brokers Group Inc.	9	128
Intervest Bancshares Corp.	2	7
INTL FCStone Inc. (a)	4	67
Investors Title Co.	—	23
KBW Inc.	14	210
Kearny Financial Corp.	2	20
Kennedy-Wilson Holdings Inc.	16	224
Lakeland Bancorp Inc.	3	28
Lakeland Financial Corp.	4	95
Maiden Holdings Ltd.	15	141
MainSource Financial Group Inc.	4	46
Malvern Bancorp Inc. (a)	1	7
Marlin Business Services Inc.	2	47
MB Financial Inc.	11	215
MBT Financial Corp.	3	7
Medallion Financial Corp.	6	69
Mercantile Bank Corp.	2	31
Merchants Bancshares Inc.	2	43
Meridian Interstate BanCorp Inc. (a)	2	27
Meta Financial Group Inc.	—	7
Metro Bancorp Inc. (a)	2	33
MetroCorp Bancshares Inc. (a)	3	28
MicroFinancial Inc.	3	23
Midsouth Bancorp Inc.	2	26
MidWestOne Financial Group Inc.	1	12
National Financial Partners Corp. (a)	12	210
National Interstate Corp.	2	49
National Western Life Insurance Co. - Class A	—	71
Navigators Group Inc. (a)	3	144
NBT Bancorp Inc.	8	153
Netspend Holdings Inc. (a)	23	275
NewBridge Bancorp (a)	1	6
NewStar Financial Inc. (a)	7	104
North Valley Bancorp (a)	—	4
Northeast Bancorp	—	1
Northfield Bancorp Inc.	5	72
Northrim BanCorp Inc.	1	25
OceanFirst Financial Corp.	3	42
OmniAmerican Bancorp Inc. (a)	2	52
Oppenheimer Holdings Inc. - Class A	2	39
Oriental Financial Group Inc.	16	214
Oritani Financial Corp.	14	208
Pacific Continental Corp.	3	33
Pacific Mercantile Bancorp. (a)	1	7
Pacific Premier Bancorp Inc. (a)	2	17
PacWest Bancorp	13	331
Park National Corp.	3	202
Park Sterling Corp. (a)	8	39
Peapack Gladstone Financial Corp.	1	16
Penns Woods Bancorp Inc.	1	22
Peoples Bancorp Inc.	2	48
PHH Corp. (a)	7	166
Phoenix Cos. Inc. (a)	1	27
Pico Holdings Inc. (a)	4	90
Pinnacle Financial Partners Inc. (a)	12	228
Preferred Bank (a)	2	35
Premier Financial Bancorp Inc.	—	5
Provident Financial Holdings Inc.	2	37
Provident Financial Services Inc.	13	190
Provident New York Bancorp	7	67
Pulaski Financial Corp.	1	10
Renasant Corp.	5	93
Republic Bancorp Inc. - Class A	4	81
Resource America Inc. - Class A	1	7
Rockville Financial Inc.	6	74
Roma Financial Corp.	3	43
S&T Bancorp Inc.	3	51
Safeguard Scientifics Inc. (a)	4	62
Safety Insurance Group Inc.	3	144
Sandy Spring Bancorp Inc.	5	94
SCBT Financial Corp.	4	179
Security National Financial Corp. - Class A (a)	1	8
Selective Insurance Group	11	211
Sierra Bancorp	2	24
Simmons First National Corp. - Class A	3	64
Simplicity Bancorp Inc.	1	18
Southside Bancshares Inc.	4	81
Southwest Bancorp Inc. (a)	3	37
State Auto Financial Corp.	7	111

	Shares	Value
StellarOne Corp.	4	63
Sterling Bancorp	6	56
Stewart Information Services Corp.	4	94
Suffolk Bancorp (a)	2	28
Sun Bancorp Inc. (a)	11	39
SY Bancorp Inc.	3	66
Taylor Capital Group Inc. (a)	5	99
Tejon Ranch Co. (a)	6	158
Territorial Bancorp Inc.	2	46
Thomas Properties Group Inc.	9	50
Tompkins Financial Corp.	3	114
Tower Group Inc.	15	270
TowneBank	3	53
Tree.com Inc.	2	41
Trico Bancshares	—	7
TrustCo Bank Corp.	20	108
Union First Market Bankshares Corp.	4	70
United Community Banks Inc. (a)	13	124
United Community Financial Corp.	1	4
United Financial Bancorp Inc.	3	46
United Fire Group Inc.	5	111
Universal Insurance Holdings Inc.	8	34
Univest Corp. of Pennsylvania	2	33
ViewPoint Financial Group	15	305
Virginia Commerce Bancorp Inc. (a)	3	23
Virtus Investment Partners Inc. (a)	2	268
Walker & Dunlop Inc. (a)	7	111
Washington Banking Co.	1	11
Washington Trust Bancorp Inc.	2	45
Waterstone Financial Inc.	1	11
WesBanco Inc.	5	113
West Bancorp Inc.	1	13
West Coast Bancorp	3	71
Western Alliance Bancorp (a)	30	313
Westfield Financial Inc.	8	56
Westwood Holdings Group Inc.	1	38
Wilshire Bancorp Inc. (a)	22	127
World Acceptance Corp. (a)	5	387
WSFS Financial Corp.	2	76
Yadkin Valley Financial Corp.	2	6
		20,893
HEALTH CARE - 9.6%
Accuray Inc. (a)	21	138
Acorda Therapeutics Inc. (a)	16	393
Addus HomeCare Corp. (a)	—	—
Affymetrix Inc. (a)	26	82
Albany Molecular Research Inc.	4	19
Almost Family Inc.	2	44
Amedisys Inc. (a)	12	137
Amicus Therapeutics Inc. (a)	9	24
AMN Healthcare Services Inc. (a)	16	186
Amsurg Corp. (a)	10	299
Analogic Corp.	5	364
AngioDynamics Inc. (a)	8	88
Anika Therapeutics Inc. (a)	5	52
Arthrocare Corp. (a)	11	377
Astex Pharmaceuticals (a)	37	108
Atrion Corp.	1	108
AVEO Pharmaceuticals Inc. (a)	17	140
Bio-Reference Labs Inc. (a)	11	313
BioClinica Inc. (a)	—	1
BioMimetic Therapeutics Inc.	1	7
BioScrip Inc. (a)	22	241
Bovie Medical Corp.	1	1
Cambrex Corp. (a)	12	134
Cantel Medical Corp.	7	206
Capital Senior Living Corp. (a)	11	209
CardioNet Inc.	—	—
Chindex International Inc. (a)	2	16
Codexis Inc. (a)	7	15
Complete Genomics Inc.	4	12
Computer Programs & Systems Inc.	2	111
Conmed Corp.	7	195
Corvel Corp. (a)	3	119
Cross Country Healthcare Inc. (a)	5	26
CryoLife Inc.	9	55
Cumberland Pharmaceuticals Inc. (a)	3	12
Cutera Inc. (a)	2	22
Cyclacel Pharmaceuticals Inc. (a)	2	12
Cynosure Inc. - Class A (a)	4	94
Emergent BioSolutions Inc. (a)	12	198
Endocyte Inc. (a)	2	21
Ensign Group Inc.	5	135
Enzo Biochem Inc. (a)	5	13
Enzon Pharmaceuticals Inc.	14	62
Epocrates Inc. (a)	3	25
Exactech Inc. (a)	2	37
ExamWorks Group Inc. (a)	8	107
Exelixis Inc. (a)	37	168
Five Star Quality Care Inc. (a)	12	59
Gentiva Health Services Inc. (a)	12	121
Greatbatch Inc. (a)	9	203
Hanger Orthopedic Group Inc. (a)	13	367
Harvard Bioscience Inc. (a)	2	10
Healthways Inc. (a)	9	94
Hi-Tech Pharmacal Co. Inc.	4	132
Horizon Pharma Inc. (a)	20	47
ICU Medical Inc. (a)	6	346
Integra LifeSciences Holdings Corp. (a)	8	302
Invacare Corp.	12	199
IPC The Hospitalist Co. Inc. (a)	6	238
Kindred Healthcare Inc. (a)	14	147
Landauer Inc.	3	165
Lannett Co. Inc. (a)	3	13
LeMaitre Vascular Inc.	2	13
LHC Group Inc. (a)	6	129
MedAssets Inc. (a)	21	359
Medical Action Industries Inc.	—	1
Merge Healthcare Inc. (a)	7	16
Merit Medical Systems Inc. (a)	17	232
Misonix Inc. (a)	1	7
Molina Healthcare Inc. (a)	9	244
Momenta Pharmaceuticals Inc. (a)	14	164
Myrexis Inc. (a)	—	1
National Healthcare Corp.	2	83
National Research Corp.	1	52
Natus Medical Inc. (a)	10	110
NuVasive Inc. (a)	11	167
Obagi Medical Products Inc. (a)	8	102
Omnicell Inc. (a)	13	197
Oncothyreon Inc. (a)	2	3
Orthofix International NV (a)	6	224
Palomar Medical Technologies Inc. (a)	2	16
PDI Inc. (a)	2	18
PDL BioPharma Inc.	30	210
Pernix Therapeutics Holdings (a)	1	7
PharMerica Corp. (a)	6	89
PhotoMedex Inc. (a)	6	88
Pozen Inc. (a)	10	52
Progenics Pharmaceuticals Inc. (a)	11	34
Providence Services Corp. (a)	3	56
PSS World Medical Inc. (a)	—	4
Quality Systems Inc.	11	193
Quidel Corp. (a)	7	122
RadNet Inc.	1	2

	Shares	Value
Repligen Corp. (a)	12	77
Rochester Medical Corp. (a)	3	32
RTI Biologics Inc. (a)	15	66
Santarus Inc. (a)	25	274
Sciclone Pharmaceuticals Inc. (a)	23	97
Skilled Healthcare Group Inc. - Class A (a)	5	29
Solta Medical Inc. (a)	14	38
Span-America Medical Systems Inc.	—	3
Spectrum Pharmaceuticals Inc.	24	265
SurModics Inc. (a)	7	155
Symmetry Medical Inc. (a)	13	140
Targacept Inc. (a)	6	28
Tornier BV (a)	11	177
TranS1 Inc. (a)	2	4
Transcept Pharmaceuticals Inc. (a)	6	28
Triple-S Management Corp. - Class B (a)	4	71
Trius Therapeutics Inc. (a)	7	34
Universal American Corp.	18	157
US Physical Therapy Inc.	3	94
Utah Medical Products Inc.	1	39
Vanguard Health Systems Inc. (a)	15	189
Vascular Solutions Inc. (a)	5	73
Vical Inc. (a)	16	46
Wright Medical Group Inc. (a)	16	327
Young Innovations Inc.	1	48
		13,055
INDUSTRIALS - 17.1%
AAON Inc.	7	138
AAR Corp.	15	282
ABM Industries Inc.	21	424
ACCO Brands Corp. (a)	38	281
Accuride Corp. (a)	19	60
Aceto Corp.	8	76
Acorn Energy Inc.	4	28
Adept Technology Inc. (a)	—	1
Aegion Corp. (a)	13	280
Aerovironment Inc. (a)	5	98
Air Transport Services Group Inc. (a)	17	68
Alamo Group Inc.	2	81
Albany International Corp. - Class A	8	172
Allied Motion Technologies Inc.	1	4
Altra Holdings Inc.	11	233
Ameresco Inc. - Class A (a)	6	62
American Railcar Industries Inc.	8	259
American Reprographics Co. (a)	7	18
American Science & Engineering Inc.	2	131
American Superconductor Corp. (a)	11	30
American Woodmark Corp. (a)	3	88
Ampco-Pittsburgh Corp.	4	71
Apogee Enterprises Inc.	11	270
Argan Inc.	3	52
Arkansas Best Corp.	5	46
Astec Industries Inc.	5	172
Astronics Corp. - Class B (a)	—	7
Astronics Corp. (a)	2	47
AZZ Inc.	10	381
Badger Meter Inc.	6	269
Barrett Business Services Inc.	2	93
Blount International Inc. (a)	11	181
Briggs & Stratton Corp.	18	390
CAI International Inc. (a)	3	67
Cascade Corp.	4	242
CBIZ Inc. (a)	10	59
CDI Corp.	4	67
Ceco Environmental Corp.	3	35
Celadon Group Inc.	9	163
CIRCOR International Inc.	6	220
Coleman Cable Inc.	3	31
Columbus Mckinnon Corp. (a)	4	72
Comfort Systems USA Inc.	8	96
Commercial Vehicle Group Inc. (a)	11	94
Consolidated Graphics Inc. (a)	2	68
Courier Corp.	2	18
Covenant Transportation Group Inc. - Class A	1	7
CPI Aerostructures Inc. (a)	3	33
Dolan Media Co. (a)	7	29
Douglas Dynamics Inc.	4	63
Ducommun Inc. (a)	3	43
DXP Enterprises Inc. (a)	3	154
Dycom Industries Inc. (a)	13	264
Dynamic Materials Corp.	2	33
Eagle Bulk Shipping Inc.	6	9
Eastern Co.	1	9
Echo Global Logistics Inc. (a)	2	42
Encore Wire Corp.	4	126
Energy Recovery Inc. (a)	8	29
EnergySolutions Inc. (a)	24	75
EnerNOC Inc. (a)	11	134
Engility Holdings Inc. (a)	3	59
Ennis Inc.	4	59
EnPro Industries Inc. (a)	8	326
ESCO Technologies Inc.	10	371
Espey Manufacturing & Electronics Corp.	1	15
Exponent Inc. (a)	3	152
Federal Signal Corp. (a)	15	110
Flow International Corp. (a)	14	51
Forward Air Corp.	9	303
Franklin Covey Co. (a)	4	47
FreightCar America Inc.	3	64
Fuel Tech Inc.	1	2
Furmanite Corp. (a)	8	41
G&K Services Inc. - Class A	5	171
Genco Shipping & Trading Ltd. (a)	7	25
GenCorp Inc. (a)	24	217
Gibraltar Industries Inc. (a)	7	109
Global Power Equipment Group Inc.	4	72
Gorman-Rupp Co.	5	146
GP Strategies Corp. (a)	5	102
Graham Corp.	2	35
Great Lakes Dredge & Dock Corp.	15	137
Greenbrier Cos. Inc. (a)	10	159
Griffon Corp.	21	241
H&E Equipment Services Inc.	9	128
Hardinge Inc.	2	21
Hawaiian Holdings Inc. (a)	20	133
Heartland Express Inc.	1	13
Heidrick & Struggles International Inc.	3	53
Heritage-Crystal Clean Inc. (a)	—	4
Hill International Inc. (a)	2	8
Houston Wire & Cable Co.	1	12
Hudson Global Inc. (a)	2	8
Hurco Cos. Inc. (a)	1	21
Huron Consulting Group Inc. (a)	8	254
ICF International Inc. (a)	4	85
InnerWorkings Inc. (a)	4	57
Innovative Solutions & Support Inc.	—	1
Insperity Inc.	5	168
Insteel Industries Inc.	2	29
Interface Inc.	17	278
International Shipholding Corp.	—	7
Intersections Inc.	7	70
John Bean Technologies Corp.	7	128
Kaman Corp. - Class A	5	194
Kaydon Corp.	12	294
Kelly Services Inc. - Class A	8	121

	Shares	Value
Kforce Inc.	7	97
Kimball International Inc. - Class B	6	66
Knoll Inc.	12	181
Korn/Ferry International (a)	14	227
Kratos Defense & Security Solutions Inc. (a)	19	94
Layne Christensen Co. (a)	8	190
LB Foster Co.	2	82
Lindsay Corp.	5	401
LMI Aerospace Inc. (a)	2	33
LSI Industries Inc.	2	16
Magnetek Inc. (a)	—	3
Marten Transport Ltd.	4	76
Matson Inc.	16	384
McGrath RentCorp	7	193
Meritor Inc. (a)	21	102
Met-Pro Corp.	2	21
Metalico Inc. (a)	11	22
Michael Baker Corp.	1	22
Miller Industries Inc.	2	29
Mistras Group Inc. (a)	7	182
Mobile Mini Inc. (a)	17	347
Mueller Water Products Inc. - Class A	62	348
Multi-Color Corp.	4	95
MYR Group Inc. (a)	8	182
NACCO Industries Inc. - Class A	1	78
National Presto Industries Inc.	1	102
National Technical Systems Inc. (a)	—	2
Navigant Consulting Inc. (a)	13	146
NCI Building Systems Inc. (a)	1	20
NN Inc. (a)	3	30
Nortek Inc. (a)	3	170
Northwest Pipe Co. (a)	3	62
Ocean Power Technologies Inc. (a)	2	4
On Assignment Inc. (a)	20	407
Orbital Sciences Corp. (a)	16	221
Orion Marine Group Inc. (a)	3	23
P.A.M. Transportation Services	—	3
Pacer International Inc. (a)	12	46
Park-Ohio Holdings Corp. (a)	5	105
Patrick Industries Inc. (a)	4	64
Patriot Transportation Holding Inc. (a)	1	17
PGT Inc. (a)	9	42
Pike Electric Corp.	7	65
PMFG Inc. (a)	5	44
Powell Industries Inc. (a)	2	101
PowerSecure International Inc.	3	21
Preformed Line Products Co.	—	6
Primoris Services Corp.	18	277
Providence and Worcester Railroad Co.	—	4
Quad/Graphics Inc. - Class A	5	106
Quality Distribution Inc. (a)	6	33
Quanex Building Products Corp.	10	202
Raven Industries Inc.	5	138
RBC Bearings Inc. (a)	5	247
Republic Airways Holdings Inc. (a)	17	95
Resources Connection Inc.	17	199
Roadrunner Transportation Systems Inc. (a)	6	115
RPX Corp. (a)	20	182
Rush Enterprises Inc. - Class A (a)	6	116
Saia Inc. (a)	3	75
Schawk Inc. - Class A	3	34
SIFCO Industries Inc.	1	19
SkyWest Inc.	20	246
SL Industries Inc.	1	9
Sparton Corp. (a)	2	26
Standard Parking Corp. (a)	4	96
Standex International Corp.	4	213
Starrett Co. - Class A	—	5
Sterling Construction Co. Inc. (a)	2	22
Sun Hydraulics Corp.	5	137
Supreme Industries Inc. - Class A (a)	1	3
Sykes Enterprises Inc. (a)	11	166
Sypris Solutions Inc.	5	18
Taser International Inc. (a)	16	143
Team Inc. (a)	4	152
Tecumseh Products Co. - Class A	2	10
Tennant Co.	6	257
Thermon Group Holdings Inc. (a)	2	56
Titan International Inc.	18	380
Titan Machinery Inc. (a)	8	203
TMS International Corp. - Class A (a)	3	33
TRC Cos. Inc. (a)	1	5
TriMas Corp. (a)	13	358
TrueBlue Inc. (a)	12	194
Tutor Perini Corp. (a)	13	178
Twin Disc Inc.	3	45
Ultralife Corp. (a)	—	—
United Stationers Inc.	14	421
UniTek Global Services Inc.	2	6
Universal Forest Products Inc.	4	141
Universal Truckload Services Inc.	3	57
US Ecology Inc.	4	85
USA Truck Inc.	—	2
Versar Inc. (a)	2	9
Viad Corp.	4	106
Vicor Corp.	2	9
VSE Corp.	1	17
Wabash National Corp. (a)	3	29
XPO Logistics Inc. (a)	7	121
Zipcar Inc. (a)	14	114
		23,262
INFORMATION TECHNOLOGY - 19.8%
Accelrys Inc. (a)	15	134
Active Network Inc. (a)	24	116
Actuate Corp. (a)	20	109
ADTRAN Inc.	25	487
Advanced Energy Industries Inc. (a)	14	189
Aeroflex Holding Corp. (a)	7	47
Agilysys Inc. (a)	4	34
Alpha & Omega Semiconductor Ltd. (a)	4	34
American Software Inc. - Class A	6	50
Amkor Technology Inc. (a)	41	175
Amtech Systems Inc.	3	9
Anaren Inc. (a)	3	51
Applied Micro Circuits Corp. (a)	26	215
ATMI Inc. (a)	8	158
Aviat Networks Inc. (a)	11	36
Avid Technology Inc. (a)	9	69
Aware Inc.	5	26
AXT Inc. (a)	12	33
Bel Fuse Inc. - Class B	3	50
Blackbaud Inc.	1	20
Blucora Inc. (a)	16	253
Bottomline Technologies Inc. (a)	12	324
BroadVision Inc. (a)	2	16
Brooks Automation Inc.	22	177
Cabot Microelectronics Corp.	9	328
CalAmp Corp. (a)	12	96
Calix Inc. (a)	15	115
Cascade Microtech Inc.	2	14
Cass Information Systems Inc.	3	123
Ceva Inc. (a)	9	142
Checkpoint Systems Inc. (a)	8	86
Ciber Inc. (a)	17	57
Clearfield Inc. (a)	1	4

	Shares	Value
Coherent Inc.	1	73
Cohu Inc.	4	45
Communications Systems Inc.	1	12
Computer Task Group Inc. (a)	6	110
comScore Inc. (a)	8	105
Concurrent Computer Corp.	1	8
Constant Contact Inc. (a)	12	172
Cray Inc. (a)	13	201
CSG Systems International Inc. (a)	13	244
Daktronics Inc.	11	120
Datalink Corp. (a)	3	25
Demand Media Inc. (a)	24	223
Dice Holdings Inc. (a)	15	134
Digi International Inc. (a)	6	55
Digimarc Corp.	—	6
Digital River Inc. (a)	12	174
Diodes Inc. (a)	14	244
DSP Group Inc. (a)	4	23
DTS Inc. (a)	4	65
Dynamics Research Corp.	—	2
EarthLink Inc.	40	260
Ebix Inc.	15	237
Echelon Corp. (a)	6	15
Electro Rent Corp.	4	62
Electro Scientific Industries Inc.	6	62
Electronics for Imaging Inc. (a)	18	333
eMagin Corp.	2	9
Emcore Corp. (a)	7	29
Emulex Corp. (a)	24	176
Entegris Inc. (a)	31	286
Entropic Communications Inc. (a)	18	96
Envestnet Inc. (a)	2	29
EPIQ Systems Inc.	3	39
ePlus Inc.	2	69
Euronet Worldwide Inc. (a)	12	284
Exar Corp. (a)	12	104
ExlService Holdings Inc. (a)	10	270
Extreme Networks (a)	26	95
Fabrinet (a)	9	114
FARO Technologies Inc. (a)	5	180
FormFactor Inc. (a)	12	56
Forrester Research Inc.	7	176
Geeknet Inc. (a)	—	7
Global Cash Access Holdings Inc. (a)	26	205
Globecomm Systems Inc. (a)	7	73
GSI Group Inc. (a)	10	83
GSI Technology Inc. (a)	3	19
GT Advanced Technologies Inc. (a)	46	138
Hackett Group Inc.	4	16
Harmonic Inc. (a)	29	148
Heartland Payment Systems Inc.	10	306
Higher One Holdings Inc. (a)	11	119
ICG Group Inc. (a)	10	111
ID Systems Inc.	2	9
IEC Electronics Corp. (a)	2	10
iGate Corp. (a)	13	200
Imation Corp. (a)	6	26
Immersion Corp. (a)	2	16
Infinera Corp. (a)	24	137
Innodata Isogen Inc. (a)	6	22
Inphi Corp. (a)	10	93
Insight Enterprises Inc. (a)	14	239
Integrated Device Technology Inc. (a)	56	411
Integrated Silicon Solutions Inc. (a)	5	43
Intermec Inc. (a)	2	22
Internap Network Services Corp. (a)	19	132
Intersil Corp. - Class A	50	415
Intevac Inc. (a)	1	6
IntraLinks Holdings Inc. (a)	10	64
Ixia (a)	12	208
IXYS Corp.	6	55
Kemet Corp. (a)	8	42
Key Tronic Corp. (a)	4	41
Keynote Systems Inc.	3	45
KIT Digital Inc. (a)	23	11
Kopin Corp. (a)	15	51
Kulicke & Soffa Industries Inc. (a)	23	281
KVH Industries Inc. (a)	3	38
Lattice Semiconductor Corp. (a)	40	159
Limelight Networks Inc. (a)	18	41
Lionbridge Technologies Inc. (a)	12	50
LoJack Corp. (a)	1	3
LTX-Credence Corp. (a)	11	75
Magnachip Semiconductor Corp. (a)	7	114
Manhattan Associates Inc. (a)	1	44
Mantech International Corp. - Class A	9	243
Marchex Inc. - Class B	4	15
MaxLinear Inc. - Class A (a)	4	21
Maxwell Technologies Inc. (a)	12	96
Measurement Specialties Inc. (a)	3	116
MEMC Electronic Materials Inc. (a)	79	253
Mercury Systems Inc. (a)	6	51
Meru Networks Inc.	1	2
Mesa Laboratories Inc.	1	44
Methode Electronics Inc.	8	84
Micrel Inc.	14	129
Mindspeed Technologies Inc. (a)	13	63
MIPS Technologies Inc. - Class A (a)	17	132
MOCON Inc.	1	10
Monolithic Power Systems Inc.	14	313
Monotype Imaging Holdings Inc.	13	204
Monster Worldwide Inc. (a)	47	263
MoSys Inc. (a)	4	13
Move Inc. (a)	10	73
MTS Systems Corp.	5	246
Multi-Fineline Electronix Inc. (a)	2	44
Nanometrics Inc. (a)	9	133
NAPCO Security Technologies Inc. (a)	1	5
NCI Inc. - Class A	2	9
NeoPhotonics Corp. (a)	3	19
NetScout Systems Inc. (a)	14	374
Newport Corp. (a)	15	198
Oclaro Inc. (a)	25	40
Official Payments Holdings Inc. (a)	2	14
Omnivision Technologies Inc. (a)	21	296
Online Resources Corp. (a)	1	1
OpenTable Inc. (a)	1	28
Oplink Communications Inc. (a)	7	104
Optical Cable Corp.	1	2
PAR Technology Corp.	—	2
Park Electrochemical Corp.	4	104
PC Connection Inc.	4	51
PC Mall Inc. (a)	1	6
Perceptron Inc.	1	4
Perficient Inc. (a)	10	116
Pericom Semiconductor Corp. (a)	3	21
Photronics Inc. (a)	22	132
Pixelworks Inc. (a)	2	4
Plexus Corp. (a)	12	310
Power Integrations Inc.	11	380
Power-One Inc. (a)	46	188
PRGX Global Inc. (a)	5	32
Procera Networks Inc. (a)	4	72
QAD Inc. - Class A	2	22
QLogic Corp. (a)	37	361
QuinStreet Inc. (a)	11	71

	Shares	Value
Radisys Corp. (a)	4	13
Rambus Inc. (a)	43	208
RealD Inc. (a)	21	236
RealNetworks Inc. (a)	2	14
Reis Inc. (a)	2	24
Responsys Inc. (a)	19	113
RF Micro Devices Inc. (a)	109	487
Rimage Corp.	3	20
Rofin-Sinar Technologies Inc. (a)	8	164
Rogers Corp. (a)	4	202
Rosetta Stone Inc. (a)	6	76
Rubicon Technology Inc. (a)	9	55
Rudolph Technologies Inc. (a)	13	172
Sanmina Corp. (a)	16	178
ScanSource Inc. (a)	6	204
SeaChange International Inc. (a)	8	75
ShoreTel Inc. (a)	14	59
Sigma Designs Inc. (a)	7	35
Silicon Graphics International Corp. (a)	10	100
Silicon Image Inc. (a)	29	143
SMTC Corp. (a)	1	3
Spansion Inc. - Class A (a)	20	274
Stamps.com Inc. (a)	6	156
StarTek Inc.	—	2
STEC Inc. (a)	18	91
SunPower Corp. (a)	40	226
Super Micro Computer Inc. (a)	16	168
Supertex Inc.	2	31
support.com Inc. (a)	1	4
Sycamore Networks Inc.	11	26
Symmetricom Inc. (a)	8	46
Synaptics Inc. (a)	13	385
Synchronoss Technologies Inc. (a)	14	291
Take-Two Interactive Software Inc. (a)	36	391
TechTarget Inc. (a)	—	1
TeleCommunication Systems Inc. - Class A	5	12
TeleNav Inc. (a)	8	67
TeleTech Holdings Inc. (a)	11	193
Telular Corp.	5	49
Tessco Technologies Inc.	3	70
Tessera Technologies Inc.	17	278
TNS Inc. (a)	5	110
Transact Technologies Inc.	—	2
Travelzoo Inc. (a)	3	52
TriQuint Semiconductor Inc. (a)	64	312
TTM Technologies Inc. (a)	25	234
Ultra Clean Holdings Inc. (a)	4	17
Ultratech Inc. (a)	10	384
Unisys Corp. (a)	15	256
United Online Inc.	33	182
Verint Systems Inc. (a)	7	205
Viasystems Group Inc. (a)	—	5
Virtusa Corp. (a)	7	115
Vishay Precision Group Inc. (a)	3	37
Volterra Semiconductor Corp. (a)	10	174
Wayside Technology Group Inc.	—	4
Web.com Group Inc. (a)	19	277
WebMD Health Corp. - Class A (a)	13	181
Websense Inc. (a)	7	98
XO Group Inc. (a)	6	54
Xyratex Ltd.	5	42
Zix Corp. (a)	17	48
Zygo Corp. (a)	1	20
		26,792
MATERIALS - 7.1%
A. Schulman Inc.	11	324
AEP Industries Inc. (a)	2	127
AMCOL International Corp.	9	282
American Pacific Corp. (a)	2	28
American Vanguard Corp.	11	341
Arabian American Development Co. (a)	2	21
Balchem Corp.	7	263
Boise Inc.	35	282
Buckeye Technologies Inc.	—	14
Calgon Carbon Corp. (a)	22	310
Century Aluminum Co. (a)	35	305
Chase Corp.	2	46
Clearwater Paper Corp. (a)	9	362
Core Molding Technologies Inc. (a)	—	1
Ferro Corp. (a)	34	142
Flotek Industries Inc. (a)	20	241
Friedman Industries Inc.	1	6
FutureFuel Corp.	8	98
General Moly Inc. (a)	18	73
Globe Specialty Metals Inc.	15	207
Gold Resource Corp.	6	87
Golden Minerals Co. (a)	17	76
Hawkins Inc.	3	125
Haynes International Inc.	5	236
Horsehead Holding Corp. (a)	15	157
Innophos Holdings Inc.	7	333
Innospec Inc.	9	316
KapStone Paper and Packaging Corp.	18	410
KMG Chemicals Inc.	3	48
Koppers Holdings Inc.	7	275
Kraton Performance Polymers Inc. (a)	7	158
Landec Corp. (a)	10	96
LSB Industries Inc. (a)	8	298
Materion Corp.	5	128
McEwen Mining Inc. (a)	12	48
Mercer International Inc. (a)	11	76
Metals USA Holdings Corp.	13	223
Myers Industries Inc.	11	168
Neenah Paper Inc.	4	118
NL Industries Inc.	2	23
Noranda Aluminium Holding Corp.	18	108
Olympic Steel Inc.	1	28
OM Group Inc. (a)	13	284
Omnova Solutions Inc. (a)	19	130
P.H. Glatfelter Co.	8	148
Quaker Chemical Corp.	4	192
Revett Minerals Inc. (a)	4	11
RTI International Metals Inc. (a)	12	329
Schnitzer Steel Industries Inc. - Class A	10	302
Schweitzer-Mauduit International Inc.	11	425
Spartech Corp. (a)	3	30
Stepan Co.	6	345
STR Holdings Inc. (a)	7	19
Synalloy Corp.	1	11
United States Lime & Minerals Inc. (a)	—	17
Universal Stainless & Alloy Products Inc. (a)	2	68
Wausau Paper Corp.	17	149
Zep Inc.	4	62
Zoltek Cos. Inc. (a)	11	83
		9,613
TELECOMMUNICATION SERVICES - 1.1%
Atlantic Tele-Network Inc.	4	137
Boingo Wireless Inc. (a)	14	105
Cbeyond Inc. (a)	6	54
Consolidated Communications Holdings Inc.	12	198
General Communication Inc. - Class A (a)	10	100
Hawaiian Telcom Holdco Inc. (a)	1	13
HickoryTech Corp.	3	24

	Shares	Value
IDT Corp. - Class B	4	38
Iridium Communications Inc. (a)	29	198
Lumos Networks Corp.	6	63
Neutral Tandem Inc.	6	15
ORBCOMM Inc. (a)	12	47
Premiere Global Services Inc. (a)	16	161
Primus Telecommunications Group Inc.	2	26
Shenandoah Telecommunications Co.	5	72
USA Mobility Inc.	9	100
Vonage Holdings Corp. (a)	43	102
		1,453
UTILITIES - 1.5%
American States Water Co.	6	296
Artesian Resources Corp. - Class A	2	34
California Water Service Group	16	300
Chesapeake Utilities Corp.	2	85
Connecticut Water Services Inc.	2	71
Consolidated Water Co. Ltd.	2	14
Delta Natural Gas Co. Inc.	2	31
Empire District Electric Co.	16	328
Gas Natural Inc.	2	16
Genie Energy Ltd. - Class B	4	27
Laclede Group Inc.	7	280
Middlesex Water Co.	3	68
Ormat Technologies Inc.	1	27
Otter Tail Corp.	9	229
RGC Resources Inc.	—	6
SJW Corp.	3	70
Unitil Corp.	5	119
York Water Co.	3	46
		2,047
Total Common Stocks (cost $135,360)		135,575
Total Investments - 99.9% (cost $135,360)		135,575
Other Assets and Liabilities, Net - 0.1%		136
Total Net Assets - 100.0%		$135,711

(a)              Non-income producing security.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Curian Variable Series Trust:

We have audited the financial statements of Curian/DFA U.S. Micro Cap Fund (the “Fund”) as of December 31, 2012 and for the period September 10, 2012 (commencement of operations) through December 31, 2012, and have issued our unqualified report thereon dated February 27, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR).  We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Our audit included an audit of the Fund’s schedule of investments in securities (the “Schedule”) as of December 31, 2012 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Schedule based on our audit.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

February 27, 2013

Chicago, Illinois

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)               The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)               There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)              (1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)              The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	March 8, 2013

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 8, 2013

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.